                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-4017

                   (Investment Company Act File Number)

                          Federated Equity Funds
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 10/31/04

            Date of Reporting Period: Six months ended 4/30/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

28TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$22.58	$19.40	$22.48	$29.05	$25.36	$18.73
Income From Investment Operations:
Net investment income	0.05	0.09	0.13 [1]	0.17	0.11	0.06
Net realized and unrealized gain (loss) on investments, future contracts and options	1.11	3.17	(3.04)[1]	(4.97)	4.96	7.46

TOTAL FROM INVESTMENT OPERATIONS	1.16	3.26	(2.91)	(4.80)	5.07	7.52

Less Distributions:
Distributions from net investment income	(0.11)	(0.08)	(0.17)	(0.08)	(0.07)	(0.07)
Distributions from net realized gain on investments	--	--	--	(1.69)	(1.31)	(0.82)

TOTAL DISTRIBUTIONS	(0.11)	(0.08)	(0.17)	(1.77)	(1.38)	(0.89)

Net Asset Value, End of Period	$23.63	$22.58	$19.40	$22.48	$29.05	$25.36

Total Return[2]	5.14%	16.89%	(13.10)%	(17.25)%	20.61%	41.17%

Ratios to Average Net Assets:

Expenses	1.20%[3,4]	1.27%[4]	1.23%[4]	1.23%	1.24%	1.27%

Net investment income	0.46%[3]	0.62%	0.76%[1]	0.80%	0.41%	0.26%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,474,490	$2,179,111	$1,337,564	$699,510	$637,523	$262,083

Portfolio turnover	29%	40%	71%	61%	126%	55%

1 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$21.98	$18.95	$21.99	$28.58	$25.09	$18.62
Income From Investment Operations:
Net investment income ( loss)	(0.03)	(0.02)	0.03 [1]	0.04	0.01	(0.07)
Net realized and unrealized gain (loss) on investments, future contracts and options	1.07	3.05	(3.05)[1]	(4.94)	4.79	7.36

TOTAL FROM INVESTMENT OPERATIONS	1.04	3.03	(3.02)	(4.90)	4.80	7.29

Less Distributions:
Distributions from net investment income	--	--	(0.02)	--	--	--
Distributions from net realized gain on investments	--	--	--	(1.69)	(1.31)	(0.82)

TOTAL DISTRIBUTIONS	--	--	(0.02)	(1.69)	(1.31)	(0.82)

Net Asset Value, End of Period	$23.02	$21.98	$18.95	$21.99	$28.58	$25.09

Total Return[2]	4.73%	15.99%	(13.76)%	(17.88)%	19.71%	40.12%

Ratios to Average Net Assets:

Expenses	1.97%[3,4]	2.02%[4]	1.98%[4]	1.98%	1.99%	2.02%

Net investment income (loss)	(0.30)%[3]	(0.14)%	0.01%[1]	0.06%	(0.32)%	(0.49)%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$573,173	$528,029	$378,336	$299,814	$266,173	$106,528

Portfolio turnover	29%	40%	71%	61%	126%	55%

1 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$21.96	$18.94	$21.98	$28.55	$25.07	$18.61
Income From Investment Operations:
Net investment income (loss)	(0.03)	(0.02)	0.04 [1]	0.04	0.03	(0.07)
Net realized and unrealized gain (loss) on investments, future contracts and options	1.08	3.04	(3.05)[1]	(4.92)	4.76	7.35

TOTAL FROM INVESTMENT OPERATIONS	1.05	3.02	(3.01)	(4.88)	4.79	7.28

Less Distributions:
Distributions from net investment income	--	--	(0.03)	--	--	--
Distributions in excess of net realized gain on investments	--	--	--	(1.69)	(1.31)	(0.82)

TOTAL DISTRIBUTIONS	--	--	(0.03)	(1.69)	(1.31)	(0.82)

Net Asset Value, End of Period	$23.01	$21.96	$18.94	$21.98	$28.55	$25.07

Total Return[2]	4.78%	15.95%	(13.73)%	(17.83)%	19.68%	40.09%

Ratios to Average Net Assets:

Expenses	1.98%[3,4]	2.02%[4]	1.98%[4]	1.98%	1.99%	2.02%

Net investment income (loss)	(0.31)%[3]	(0.13)%	0.01%[1]	0.05%	(0.31)%	(0.49)%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$209,089	$176,633	$100,576	$51,497	$41,797	$12,866

Portfolio turnover	29%	40%	71%	61%	126%	55%

1 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2004	Period Ended 10/31/2003 [1]
Net Asset Value, Beginning of Period	$22.54	$19.13
Income From Investment Operations:
Net investment income (loss)	(0.01)	0.03
Net realized and unrealized gain on investments, future contracts and options	1.11	3.38

TOTAL FROM INVESTMENT OPERATIONS	1.10	3.41

Less Distributions:
Distributions from net investment income	(0.13)	--

Net Asset Value, End of Period	$23.51	$22.54

Total Return[2]	4.89%	17.83%

Ratios to Average Net Assets:

Expenses	1.67%[3,4]	1.74%[3,4]

Net investment income (loss)	(0.00)%[3,6]	0.15%[3]

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[3,6]

Supplemental Data:

Net assets, end of period (000 omitted)	$16,949	$15,533

Portfolio turnover	29%	40%[7]

1 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratio shown above.

6 Represents less than 0.01%.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--100.1%
		Consumer Discretionary--9.4%
544,100		Clear Channel Communications, Inc.	$22,574,709
1,261,897		Home Depot, Inc.	44,406,155
521,942		Johnson Controls, Inc.	28,633,738
1,276,390		McDonald's Corp.	34,756,100
372,888		Nike, Inc., Class B	26,829,292
310,000		Omnicom Group, Inc.	24,648,100
816,239		Target Corp.	35,400,285
1,165,074		Viacom, Inc., Class B	45,030,110
2,047,200		Walt Disney Co.	47,147,016

		TOTAL	309,425,505

		Consumer Staples--11.6%
1,212,250		Altria Group, Inc.	67,134,405
962,950		Coca-Cola Co.	48,696,381
923,505		Gillette Co.	37,789,825
1,594,609		Kroger Co.	27,905,658
778,742		PepsiCo, Inc.	42,433,652
255,340		Procter & Gamble Co.	27,002,205
1,190,400		Sara Lee Corp.	27,474,432
1,754,890		Wal-Mart Stores, Inc.	100,028,730

		TOTAL	378,465,288

		Energy--6.8%
335,958		ChevronTexaco Corp.	30,740,157
451,200		ConocoPhillips	32,170,560
2,520,097		ExxonMobil Corp.	107,230,127
965,800		Halliburton Co.	28,780,840
873,000	[1]	Transocean Sedco Forex, Inc.	24,243,210

		TOTAL	223,164,894

Shares			Value
		COMMON STOCKS--continued
		Financials--16.8%
779,540		Allstate Corp.	$35,780,886
1,301,249		American International Group, Inc.	93,234,491
526,368		Bank of America Corp.	42,367,360
966,586		Bank of New York Co., Inc.	28,166,316
1,638,250		Citigroup, Inc.	78,783,442
471,822		Federal National Mortgage Association	32,423,608
1,686,305		J.P. Morgan Chase & Co.	63,405,068
337,331		Lehman Brothers Holdings, Inc.	24,760,095
1,003,800		MBNA Corp.	24,472,644
437,200		Merrill Lynch & Co., Inc.	23,709,356
931,482		Morgan Stanley	47,868,860
542,300		Wachovia Corp.	24,810,225
516,600		Wells Fargo & Co.	29,167,236

		TOTAL	548,949,587

		Healthcare--14.5%
545,003		Abbott Laboratories	23,991,032
813,302		Baxter International, Inc.	25,741,008
484,974	[1]	Biogen Idec, Inc.	28,613,466
690,500	[1]	Boston Scientific Corp.	28,441,695
789,580		Bristol-Myers Squibb Co.	19,818,458
465,500	[1]	Forest Laboratories, Inc., Class A	30,015,440
781,360		Johnson & Johnson	42,216,881
354,000		Lilly (Eli) & Co.	26,128,740
790,600		McKesson HBOC, Inc.	25,979,116
1,104,000	[1]	Medimmune, Inc.	26,760,960
543,416		Medtronic, Inc.	27,420,771
830,383		Merck & Co., Inc.	39,028,001
2,471,308		Pfizer, Inc.	88,373,974
1,434,306		Schering Plough Corp.	23,995,939
470,876		Wyeth	17,926,249

		TOTAL	474,451,730

Shares			Value
		COMMON STOCKS--continued
		Industrials--13.1%
295,456		Caterpillar, Inc.	$22,965,795
1,151,540		Cendant Corp.	27,268,467
351,680		Danaher Corp.	32,537,434
284,843		Deere & Co.	19,380,718
329,600		FedEx Corp.	23,701,536
4,025,405		General Electric Co.	120,560,880
554,100		Ingersoll-Rand Co., Class A	35,767,155
913,801		Masco Corp.	25,595,566
775,800		Raytheon Co.	25,027,308
567,893		Textron, Inc.	31,336,336
1,248,938		Tyco International Ltd.	34,283,348
1,025,976		Waste Management, Inc.	29,137,718

		TOTAL	427,562,261

		Information Technology--19.1%
1,099,900	[1]	Advanced Micro Devices, Inc.	15,640,578
3,550,800	[1]	Applied Materials, Inc.	64,731,084
2,355,633	[1]	Cisco Systems, Inc.	49,162,061
928,925	[1]	Dell, Inc.	32,242,987
857,010		First Data Corp., Class	38,899,684
3,707,011		Hewlett-Packard Co.	73,028,117
506,568		IBM Corp.	44,664,101
2,842,946		Intel Corp.	73,149,001
712,462	[1]	KLA-Tencor Corp.	29,688,292
745,200	[1]	Lam Research Corp.	16,498,728
399,561	[1]	Lexmark International Group, Class A	36,144,288
504,800		Maxim Integrated Products, Inc.	23,215,752
4,144,629		Microsoft Corp.	107,636,015
1,881,441	[1]	Oracle Corp.	21,109,768

		TOTAL	625,810,456

Shares			Value
		COMMON STOCKS--continued
		Materials--3.0%
1,054,742		Alcoa, Inc.	$32,433,316
734,300		Du Pont (E.I.) de Nemours & Co.	31,538,185
818,300		International Paper Co.	32,993,856

		TOTAL	96,965,357

		Telecommunication Services--5.0%
1,397,328		AT&T Corp.	23,964,175
1,500,000		BellSouth Corp.	38,715,000
1,887,524		SBC Communications, Inc.	46,999,348
1,463,891		Verizon Communications	55,247,246

		TOTAL	164,925,769

		Utilities--0.8%
951,200	[1]	P G & E Corp.	26,177,024

		TOTAL COMMON STOCKS (IDENTIFIED COST $2,994,323,553)	3,275,897,871

		MUTUAL FUND--1.9%
63,798,772	[2]	Prime Value Obligations Fund, IS Shares (at net asset value)	63,798,772

		TOTAL INVESTMENTS--102.0% (IDENTIFIED COST $3,058,122,325)[3]	3,339,696,643

		OTHER ASSETS AND LIABILITIES -- NET--(2.0)%	(65,994,650)

		TOTAL NET ASSETS--100%	$3,273,701,993

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $3,058,122,325.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $63,798,772 of investments in affiliated issuer (Note 5) (identified cost $3,058,122,325)		$3,339,696,643
Cash		165,443
Income receivable		4,090,259
Receivable for investments sold		9,254,179
Receivable for shares sold		7,570,794
Prepaid expenses		186,741

TOTAL ASSETS		3,360,964,059

Liabilities:
Payable for investments purchased	$78,793,871
Payable for shares redeemed	7,282,794
Payable for distribution service fee (Note 5)	500,848
Payable for shareholders service fee (Note 5)	684,553

TOTAL LIABILITIES		87,262,066

Net assets for 139,433,597 shares outstanding		$3,273,701,993

Net Assets Consist of:
Paid in capital		$3,103,341,496
Net unrealized appreciation of investments		281,574,318
Accumulated net realized loss on investments and futures contracts		(113,332,604)
Undistributed net investment income		2,118,783

TOTAL NET ASSETS		$3,273,701,993

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,474,490,120 ÷ 104,727,538 shares outstanding)		$23.63

Offering price per share (100/94.50 of $23.63)[1]		$25.01

Redemption proceeds per share		$23.63

Class B Shares:
Net asset value per share ($573,173,223 ÷ 24,896,270 shares outstanding)		$23.02

Offering price per share		$23.02

Redemption proceeds per share (94.50/100 of $23.02)[1]		$21.75

Class C Shares:
Net asset value per share ($209,089,423 ÷ 9,088,845 shares outstanding)		$23.01

Offering price per share (100/99.00 of $23.01)[1]		$23.24

Redemption proceeds per share (99.00/100 of $23.01)[1]		$22.78

Class K Shares:
Net asset value per share ($16,949,227÷ 720,944 shares outstanding)		$23.51

Offering price per share		$23.51

Redemption proceeds per share		$23.51

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Dividends (including $216,600 received from affiliated issuer) (Note 5)			$26,301,382

Expenses:
Investment adviser fee (Note 5)		$11,855,463
Administrative personnel and services fee (Note 5)		1,263,002
Custodian fees		66,028
Transfer and dividend disbursing agent fees and expenses Class A Shares (Note 5)		1,213,021
Transfer and dividend disbursing agent fees and expenses Class B Shares (Note 5)		335,145
Transfer and dividend disbursing agent fees and expenses Class C Shares (Note 5)		126,966
Transfer and dividend disbursing agent fees and expenses Class K Shares (Note 5)		30,201
Directors'/Trustees' fees		8,982
Auditing fees		7,832
Legal fees		2,741
Portfolio accounting fees (Note 5)		89,056
Distribution services fee--Class B Shares (Note 5)		2,121,325
Distribution services fee--Class C Shares (Note 5)		746,984
Distribution services fee--Class K Shares (Note 5)		47,709
Shareholder services fee--Class A Shares (Note 5)		2,971,863
Shareholder services fee--Class B Shares (Note 5)		707,108
Shareholder services fee--Class C Shares (Note 5)		248,995
Share registration costs		48,048
Printing and postage		133,266
Insurance premiums		1,642
Miscellaneous		5,456

TOTAL EXPENSES		22,030,833

Reimbursement, Waiver and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(1,882)
Waiver of administrative personnel and services fee (Note 5)	(58,487)
Fees paid indirectly from directed broker arrangements	(12,590)

TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		(72,959)

Net expenses			21,957,874

Net investment income			4,343,508

Realized and Unrealized Gain on Investments:
Net realized gain on investments			134,449,951
Net change in unrealized appreciation on investments			2,446,516

Net realized and unrealized gain on investments			136,896,467

Change in net assets resulting from operations			$141,239,975

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,343,508	$10,107,647
Net realized gain (loss) on investments, futures contracts and options	134,449,951	(42,629,983)
Net change in unrealized appreciation/depreciation of investments	2,446,516	410,469,284

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	141,239,975	377,946,948

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,877,211)	(6,248,833)
Class B Shares	--	--
Class C Shares	--	--
Class K Shares	(100,745)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,977,956)	(6,248,833)

Statement of Changes in Net Assets--continued

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Share Transactions:
Proceeds from sale of shares	$568,733,686	$1,468,717,352
Proceeds from shares issued in connection with the tax-free transfer of assets from Second National Bank Fiduciary Growth Fund	--	2,165,768
Proceeds from shares issued in connection with the taxable transfer of assets from Second National Bank Pension Growth Fund	--	765,021
Proceeds from shares issued in connection with the tax-free transfer of assets from Susquehanna Common Trust Fund	--	4,411,414
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders Common Trust Equity Income Fund Personal Trust	--	778,686
Proceeds from shares issued in connection with the taxable transfer of assets from Founders Common Trust Equity Income Fund Retirement Trust	--	1,593,947
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Stock Fund	--	19,288,949
Proceeds from shares issued in connection with the tax-free transfer of assets from United Common Trust Fund Common Stock A	10,456,170
Proceeds from shares issued in connection with the tax-free transfer of assets from United Common Trust Fund Common Stock B	34,385,127
Proceeds from shares issued in connection with the taxable transfer of assets from United Common Trust Fund Common Stock EB	8,573,111
Net asset value of shares issued to shareholders in payment of distributions declared	8,868,893	5,149,054
Cost of shares redeemed	(386,882,355)	(791,739,016)
Change in net assets resulting from share transactions	244,134,632	711,131,175
Change in net assets	374,396,651	1,082,829,290

Net Assets:
Beginning of period	2,899,305,342	1,816,476,052

End of period (including undistributed net investment income of $2,118,783 and $8,753,231, respectively)	$3,273,701,993	$2,899,305,342

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. The investment objective of the Fund is to provide capital appreciation.

On November 15, 2002, the Fund received a tax-free transfer of assets from the Second National Bank Fiduciary Growth Fund and a taxable transfer of assets from Second National Bank Pension Growth Fund, as follows:

	Class A Shares of the Fund Issued	Second National Bank Funds Net Assets Received	Unrealized Depreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Second National Bank Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Second National Bank Fiduciary Growth Fund	109,272	$2,165,768	$780,298		$--	$2,165,768	--

Second National Bank Pension Growth Fund	38,598	765,021	--		--	765,021	--

TOTAL	147,870	$2,930,789	$780,298		$1,890,492,013	$2,930,789	$1,893,422,802

1 Unrealized Depreciation is included in the Second National Bank Fiduciary Growth Fund Net Assets Received amount shown above.

On December 13, 2002, the Fund received a tax-free transfer of assets from the Susquehanna Common Trust Fund, as follows:

	Class A Shares of the Fund Issued	Susquehanna Common Trust Fund Net Assets Received	Unrealized Appreciation	[2]	Net Assets of Fund Prior to Combination	Net Assets of Susquehanna Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Susquehanna Common Trust Fund	226,808	$4,411,414	$1,073,435		$1,937,552,787	$4,411,414	$1,941,964,201

2 Unrealized Appreciation is included in the tax-free transfer of Susquehanna Common Trust Fund Net Assets Received amount shown above.

On July 21, 2003, the Fund received a tax-free transfer of assets from the Founders Common Trust Equity Income Fund Personal Trust and a taxable transfer of assets from the Founders Common Trust Equity Income Fund Retirement Trust, as follows:

	Class A Shares of the Fund Issued	Founders Common Trust Equity Income Funds Net Assets Received	Unrealized Depreciation	[3]	Net Assets of Fund Prior to Combination	Net Assets of Founders Common Trust Equity Income Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Founders Common Trust Equity Income Fund Personal Trust	36,184	$ 778,686	$25,513			$778,686

Founders Common Trust Equity Income Fund Retirement Trust	74,068	1,593,947	--		--	1,593,947	--

TOTAL	110,252	$2,372,633	$25,513		$2,576,426,430	$2,372,633	$2,578,799,063

3 Unrealized Depreciation is included in the Founders Common Trust Equity Income Fund Personal Trust Net Assets Received amount shown above.

On September 27, 2003, the Fund received a tax-free transfer of assets from the Riggs Stock Fund, as follows:

	Class A Shares of the Fund Issued	Riggs Stock Fund Net Assets Received	Unrealized Appreciation	[4]	Net Assets of Fund Prior to Combination	Net Assets of Riggs Stock Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Riggs Stock Fund	899,252	$19,288,949	$2,090,400		$2,671,090,559	$19,288,949	$2,690,379,508

4 Unrealized Appreciation is included in the Riggs Stock Fund Net Assets Received amount shown above.

On March 8, 2004, the Fund received a tax-free transfer of assets from the United Common Trust Fund for Common Stock A and Common Stock B and a taxable transfer of assets from the United Common Trust Fund for Common Stock EB, as follows:

	Shares of the Fund Issued	United Common Trust Funds Net Assets Received	Unrealized Appreciation	[5]	Net Assets of Fund Prior to Combination	Net Assets of United Common Trust Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
United Common Trust Fund Common Stock A	419,758	$10,456,170	$2,653,012		--	$10,456,170	--

United Common Trust Fund Common Stock B	1,380,374	34,385,127	8,626,456		--	34,385,127	--

United Common Trust Fund Common Stock EB	344,163	8,573,111	--		--	8,573,111	--

TOTAL	2,144,295	$53,414,408	$11,279,468		$3,361,167,066	$53,414,408	$3,414,581,474

5 Unrealized Appreciation is included in the United Common Trust Fund Common Stock A and Common Stock B Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution, service and transfer and dividend disbursing agent fees and expenses. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended April 30, 2004, the Fund had no realized gain (loss) on future contracts.

At April 30, 2004, the Fund had no outstanding futures contracts.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2004, the Fund had no realized gain (loss) on written options.

At April 30, 2004, the Fund had no outstanding written options.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	18,821,004	$449,621,633	58,758,020	$1,190,214,824
Shares issued in connection with tax-free transfer of assets from Second National Bank Fiduciary Growth Fund	--	--	109,272	2,165,768
Shares issued in connection with taxable transfer of assets from Second National Bank Pension Growth Fund	--	--	38,598	765,021
Shares issued in connection with tax-free transfer of assets from Susquehanna Common Trust Fund	--	--	226,808	4,411,414
Shares issued in connection with tax-free transfer of assets from Founders Common Trust Equity Income Fund Personal Trust	--	--	36,184	778,686
Shares issued in connection with taxable transfer of assets from Founders Common Trust Equity Income Fund Retirement Trust	--	--	74,068	1,593,947
Shares issued in connection with tax-free transfer of assets from Riggs Stock Fund	--	--	899,252	19,288,949
Shares issued in connection with tax-free transfer of assets from United Common Trust Fund Common Stock A	419,758	10,456,170	--	--
Shares issued in connection with tax-free transfer of assets from United Common Trust Fund Common Stock B	1,380,374	34,385,127	--	--
Shares issued in connection with taxable transfer of assets from United Common Trust Fund Common Stock EB	344,163	8,573,111	--	--
Shares issued to shareholders in payment of distributions declared	368,260	8,768,256	267,111	5,149,054
Shares redeemed	(13,128,118)	(312,821,922)	(32,823,994)	(665,501,409)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,205,441	$198,982,375	27,585,319	$558,866,254

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,909,538	$67,683,748	8,278,246	$164,895,519
Shares redeemed	(2,038,630)	(47,429,562)	(4,216,913)	(82,484,156)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	870,908	$20,254,186	4,061,333	$82,411,363

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,947,257	$45,253,293	4,977,090	$97,972,143
Shares redeemed	(900,764)	(21,011,384)	(2,245,380)	(43,567,314)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,046,493	$24,241,909	2,731,710	$54,404,829

	Six Months Ended 4/30/2004		Period Ended 10/31/2003[1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	262,673	$6,175,012	697,561	$15,634,866
Shares issued to shareholders in payment of distributions declared	4,241	100,637	--	--
Shares redeemed	(235,219)	(5,619,487)	(8,312)	(186,137)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	31,695	$656,162	689,249	$15,448,729

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,154,537	$244,134,632	35,067,611	$711,131,175

1 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $3,058,122,325. The net unrealized appreciation of investments for federal tax purposes was $281,574,318. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $358,776,007 and net unrealized depreciation from investments for those securities having an excess of cost over value of $77,201,689.

At October 31, 2003, the Fund had a capital loss carryforward of $221,665,048, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 2,806,762

2008	$ 14,654,744

2009	$ 67,003,334

2010	$ 99,195,192

2011	$ 38,005,016

As a result of the tax-free transfer of assets from Riggs Stock Fund, Rightime Mid Cap Fund, Rightime Blue Chip Fund, Federated New Economy Fund and First Merit Equity Fund certain capital loss carryforwards listed previously may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA") the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended April 30, 2004, the fees paid to FEMCOPA and FIMCO were $8,141,340 and $3,712,241, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from the investment in this fund are recorded as income in the accompanying financial statements and totaled $216,600 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the six month ended April 30, 2004, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended April 30, 2004, FSC retained $264,201 in sales charges from the sale of Class A Shares. FSC also retained $1,158 of contingent deferred sales charges relating to redemptions of Class A Shares and $16,415 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $27,947, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to brokers that in turn pay a portion of the Fund's operating expenses. For the six months ended April 30, 2004, the Fund's expenses were reduced by $12,590 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004, were as follows:

Purchases	$1,097,218,544

Sales	$901,674,688

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01649-05 (6/04)

Federated Investors
World-Class Investment Manager

Federated Growth Strategies Fund

Established 1984

A Portfolio of Federated Equity Funds

20TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$25.14	$19.02	$23.34	$40.66	$37.70	$23.53
Income From Investment Operations:
Net investment income (loss)	(0.12)[1]	(0.18)[1]	(0.13)[1]	(0.15)[1]	(0.33)[1]	(0.25)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.21	6.30	(4.19)	(14.48)	7.62	14.42

TOTAL FROM INVESTMENT OPERATIONS	1.09	6.12	(4.32)	(14.63)	7.29	14.17

Less Distributions:
Distributions from net realized gain on investments	--	--	--	(2.69)	(4.33)	--

Net Asset Value, End of Period	$26.23	$25.14	$19.02	$23.34	$40.66	$37.70

Total Return[2]	4.34%[3]	32.18%	(18.51)%	(38.31)%	20.47%	60.22%

Ratios to Average Net Assets:

Expenses	1.33%[4,5]	1.39%[4]	1.34%[4]	1.27%	1.20%	1.24%

Net investment income (loss)	(0.85)%[5]	(0.86)%	(0.56)%	(0.51)%	(0.76)%	(0.80)%

Expense waiver/reimbursement[6]	0.00%[5,7]	--	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$493,356	$504,998	$439,072	$665,021	$1,216,669	$776,828

Portfolio turnover	71%	181%	207%	211%	115%	125%

1 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, the Fund was reimbursed by the adviser for certain losses on investments, which had an impact of 0.04% on the total return. See Notes to Financial Statements. (Note 7)

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.31%, 1.36% and 1.32% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period:	$23.36	$17.80	$22.02	$38.79	$36.38	$22.88
Income From Investment Operations:
Net investment income (loss)	(0.20)[1]	(0.31)[1]	(0.28)[1]	(0.35)[1]	(0.63)[1]	(0.47)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.12	5.87	(3.94)	(13.73)	7.37	13.97

TOTAL FROM INVESTMENT OPERATIONS	0.92	5.56	(4.22)	(14.08)	6.74	13.50

Less Distributions:
Distributions from net realized gain on investments	--	--	--	(2.69)	(4.33)	--

Net Asset Value, End of Period	$24.28	$23.36	$17.80	$22.02	$38.79	$36.38

Total Return[2]	3.94%[3]	31.24%	(19.16)%	(38.77)%	19.61%	59.00%

Ratios to Average Net Assets:

Expenses	2.08%[4,5]	2.14%[4]	2.09%[4]	2.02%	1.95%	1.99%

Net investment income (loss)	(1.60)%[5]	(1.61)%	(1.31)%	(1.26)%	(1.50)%	(1.55)%

Expense waiver/reimbursement[6]	0.00%[5,7]	--	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$155,922	$162,097	$147,013	$237,630	$425,398	$177,091

Portfolio turnover	71%	181%	207%	211%	115%	125%

1 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, the Fund was reimbursed by the adviser for certain losses on investments, which had an impact of 0.04% on the total return. See Notes to Financial Statements. (Note 7)

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.06%, 2.11% and 2.07% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$23.59	$17.98	$22.23	$39.14	$36.62	$23.02
Income From Investment Operations:
Net investment income (loss)	(0.20)[1]	(0.31)[1]	(0.28)[1]	(0.35)[1]	(0.62)[1]	(0.47)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.13	5.92	(3.97)	(13.87)	7.47	14.07

TOTAL FROM INVESTMENT OPERATIONS	0.93	5.61	(4.25)	(14.22)	6.85	13.60

Less Distributions:
Distributions from net realized gain on investments	--	--	--	(2.69)	(4.33)	--

Net Asset Value, End of Period	$24.52	$23.59	$17.98	$22.23	$39.14	$36.62

Total Return[2]	3.94%[3]	31.20%	(19.12)%	(38.78)%	19.81%	59.08%

Ratios to Average Net Assets:

Expenses	2.08%[4,5]	2.14%[4]	2.09%[4]	2.02%	1.93%	1.97%

Net investment income (loss)	(1.60)%[5]	(1.61)%	(1.31)%	(1.26)%	(1.48)%	(1.53)%

Expense waiver/reimbursement[6]	0.00%[5,7]	--	--	0.00%[6]	0.02%	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$34,236	$35,472	$30,194	$46,173	$73,385	$30,096

Portfolio turnover	71%	181%	207%	211%	115%	125%

1 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, the Fund was reimbursed by the adviser for certain losses on investments, which had an impact of 0.04% on the total return. See Notes to Financial Statements. (Note 7)

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.06%, 2.11% and 2.07% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--96.4%
		Consumer Discretionary--21.8%
120,000	[1]	Advance Auto Parts, Inc.	$5,178,000
175,200	[1,2]	Alliance Gaming Corp.	4,374,744
149,400		Applebee's International, Inc.	5,793,732
114,400		Carnival Corp.	4,881,448
83,200		Centex Corp.	3,989,440
137,800	[1,2]	Chicos Fas, Inc.	5,612,594
92,800	[2]	Choice Hotels International, Inc.	4,166,720
115,100	[1]	Coach, Inc.	4,903,260
226,000	[1,2]	Dick's Sporting Goods, Inc.	6,095,220
222,500		Foot Locker, Inc.	5,340,000
136,900		Gtech Holdings Corp.	8,339,948
245,600		International Game Technology	9,268,944
96,900		Lennar Corp., Class A	4,539,765
114,700	[1,2]	MGM Grand, Inc.	5,254,407
148,000	[2]	Mandalay Resort Group	8,502,600
68,700		Neiman-Marcus Group, Inc., Class A	3,341,568
97,300		Pulte Corp.	4,784,241
205,400		Ross Stores, Inc.	6,264,700
158,800	[2]	Ruby Tuesday, Inc.	4,751,296
211,100		Staples, Inc.	5,437,936
198,980	[1]	Starbucks Corp.	7,732,363
212,800	[2]	Station Casinos, Inc.	9,593,024
149,300	[1]	Tractor Supply Co.	5,831,658
128,600	[1,2]	Urban Outfitters, Inc.	5,937,462
129,600	[1,2]	XM Satellite Radio Holdings, Inc., Class A	3,105,216
160,900	[1]	Yum! Brands, Inc.	6,241,311

		TOTAL	149,261,597

		Consumer Staples--2.7%
48,900		Avon Products, Inc.	4,107,600
87,700		Clorox Co.	4,541,106
954,300	[1,2]	Rite Aid Corp.	4,676,070
97,100	[2]	Universal Corp.	4,878,304

		TOTAL	18,203,080

Shares			Value
		COMMON STOCKS--continued
		Energy--6.2%
169,300	[1]	BJ Services Co.	$7,533,850
83,300	[1]	Cooper Cameron Corp.	4,027,555
136,500		GlobalSantaFe Corp.	3,599,505
215,700		Halliburton Co.	6,427,860
532,900	[1,2]	Key Energy Group, Inc.	5,680,714
81,800	[1]	Nabors Industries Ltd.	3,628,648
168,900		Patterson-UTI Energy, Inc.	6,112,491
101,200	[1]	Smith International, Inc.	5,540,700

		TOTAL	42,551,323

		Financials--5.0%
78,400		Capital One Financial Corp.	5,137,552
111,199		Countrywide Financial Corp.	6,594,101
198,000	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	3,663,000
39,400		Goldman Sachs Group, Inc.	3,802,100
80,000		Hartford Financial Services Group, Inc.	4,886,400
46,100		Legg Mason, Inc.	4,243,966
225,400		MBNA Corp.	5,495,252

		TOTAL	33,822,371

		Healthcare--22.8%
313,400	[1,2]	Abgenix, Inc.	5,099,018
74,700		Aetna, Inc.	6,181,425
73,400		Allergan, Inc.	6,462,870
60,600	[1]	Biogen Idec, Inc.	3,575,400
218,600	[1]	Boston Scientific Corp.	9,004,134
86,700		CIGNA Corp.	5,593,017
250,600	[1]	Caremark Rx, Inc.	8,482,810
109,800	[1]	Coventry Health Care, Inc.	4,594,032
183,900	[1]	Endo Pharmaceuticals Holdings, Inc.	4,389,693
133,000	[1]	Forest Laboratories, Inc., Class A	8,575,840
50,900	[1]	Genentech, Inc.	6,250,520
70,100	[1]	Gilead Sciences, Inc.	4,264,183
121,600		Guidant Corp.	7,662,016
58,300	[1,2]	Invitrogen Corp.	4,211,009
97,700	[1]	Kinetic Concepts, Inc.	4,728,680
174,200	[2]	Medicis Pharmaceutical Corp., Class A	7,476,664
248,800	[1]	Medimmune, Inc.	6,030,912
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
97,700	[1,2]	Neurocrine Biosciences, Inc.	$6,412,051
181,300	[1,2]	PacifiCare Health Systems, Inc.	6,483,288
303,800	[1]	Protein Design Laboratories, Inc.	7,437,024
87,400	[1]	St. Jude Medical, Inc.	6,665,124
60,600		UnitedHealth Group, Inc.	3,725,688
92,300		Varian Medical Systems, Inc.	7,923,032
142,800	[1]	Watson Pharmaceuticals, Inc.	5,085,108
122,500	[1]	Zimmer Holdings, Inc.	9,781,625

		TOTAL	156,095,163

		Industrials--8.9%
51,200	[1]	Apollo Group, Inc., Class A	4,653,056
74,700	[1]	Career Education Corp.	4,780,800
201,200		Cendant Corp.	4,764,416
78,400		Corporate Executive Board Co.	4,049,360
71,700		Deere & Co.	4,878,468
81,900		Eaton Corp.	4,863,222
88,100		Expeditors International Washington, Inc.	3,540,739
136,500		Hunt (J.B.) Transportation Services, Inc.	4,321,590
118,200	[2]	L-3 Communications Holdings, Inc.	7,297,668
267,800		Tyco International Ltd.	7,351,110
136,500	[2]	UTI Worldwide, Inc.	6,253,065
46,600	[1]	University of Phoenix Online	4,056,996

		TOTAL	60,810,490

		Information Technology--23.3%
941,714	[1]	3Com Corp.	5,800,958
203,300	[1,2]	ASM Lithography Holding NV	3,161,315
99,100		Adobe System, Inc.	4,096,794
363,000	[1]	Advanced Micro Devices, Inc.	5,161,860
65,100	[1]	Affiliated Computer Services, Inc., Class A	3,157,350
234,600	[1]	Amdocs Ltd.	6,228,630
153,500	[1]	Apple Computer, Inc.	3,949,555
493,800	[1]	Avaya, Inc.	6,755,184
664,600	[1,2]	Axcelis Technologies, Inc.	6,984,946
225,300	[1]	Cadence Design Systems, Inc.	2,888,346
164,690	[1]	Cisco Systems, Inc.	3,437,080
358,500	[1]	Corning, Inc.	3,954,255
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
105,700	[1,2]	Cymer, Inc.	$3,380,286
81,200	[1]	Electronic Arts, Inc.	4,110,344
88,600		Harris Corp.	3,991,430
118,900	[1]	Jabil Circuit, Inc.	3,137,771
114,400	[1]	KLA-Tencor Corp.	4,767,048
219,100	[1]	Lam Research Corp.	4,850,874
42,800	[1]	Lexmark International Group, Class A	3,871,688
1,045,400	[1,2]	Lucent Technologies, Inc.	3,522,998
77,300		Maxim Integrated Products, Inc.	3,555,027
130,500		Molex, Inc.	3,886,290
393,200	[1]	Network Associates, Inc.	6,165,376
239,000	[1]	Peoplesoft, Inc.	4,034,320
85,900		Qualcomm, Inc.	5,365,314
310,600	[1,2]	RSA Security, Inc.	4,975,812
134,800	[2]	SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	5,025,344
184,200	[1]	Symantec Corp.	8,298,210
352,600	[1]	Taiwan Semiconductor Manufacturing Co., ADR	3,360,278
164,200		Tektronix, Inc.	4,860,320
149,100	[1]	Teradyne, Inc.	3,038,658
193,000	[1]	UTStarcom, Inc.	5,085,550
446,300	[1]	Unisys Corp.	5,815,289
126,800	[1]	Veritas Software Corp.	3,381,756
101,000	[1]	Yahoo, Inc.	5,096,460

		TOTAL	159,152,716

		Materials--4.0%
141,700		Alcan, Inc.	5,700,591
229,600	[1,2]	Apex Silver Mines Ltd.	3,756,256
174,100		Monsanto Co.	6,022,119
55,400	[1]	Phelps Dodge Corp.	3,646,982
302,500		Placer Dome, Inc.	4,235,000
45,400		Potash Corporation of Saskatchewan, Inc.	3,698,284

		TOTAL	27,059,232

		Telecommunication Services--0.9%
249,800	[1]	NEXTEL Communications, Inc., Class A	5,960,228

		Utilities--0.8%
662,800	[1]	AES Corp.	5,746,476

		TOTAL COMMON STOCKS (IDENTIFIED COST $552,596,947)	658,662,676

Shares			Value
		MUTUAL FUNDS--13.7%3
11,115,786		Prime Value Obligations Fund, IS Shares	$11,115,786
82,418,936		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	82,418,936

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	93,534,722

		TOTAL INVESTMENTS--110.1% (IDENTIFIED COST $646,131,669)[4]	752,197,398

		OTHER ASSETS AND LIABILITIES - NET--(10.1)%	(68,683,521)

		TOTAL NET ASSETS--100%	$683,513,877

1 Non-income producing security.

2 Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $646,131,669.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $93,534,722 of investments in affiliated issuers (Note 5) and $80,431,407 of securities loaned (identified cost $646,131,669)		$752,197,398
Cash		495
Income receivable		287,325
Receivable for investments sold		22,982,537
Receivable for shares sold		407,460

TOTAL ASSETS		775,875,215

Liabilities:
Payable for investments purchased	$8,432,172
Payable for shares redeemed	976,294
Payable on collateral due to broker	82,418,936
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	254,859
Payable for Director's/Trustees' fees	629
Payable for distribution services fee (Note 5)	124,224
Payable for shareholder services fee (Note 5)	148,734
Accrued expenses	5,490

TOTAL LIABILITIES		92,361,338

Net assets for 26,624,026 shares outstanding		$683,513,877

Net Assets Consist of:
Paid in capital		$871,662,968
Net unrealized appreciation of investments		106,065,729
Accumulated net realized loss on investments		(290,378,726)
Accumulated net investment income (loss)		(3,836,094)

TOTAL NET ASSETS		$683,513,877

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($493,355,548 ÷ 18,806,510 shares outstanding)		$26.23

Offering price per share (100/94.50 of $26.23)[1]		$27.76

Redemption proceeds per share		$26.23

Class B Shares:
Net asset value per share ($155,921,983 ÷ 6,421,249 shares outstanding)		$24.28

Offering price per share		$24.28

Redemption proceeds per share (94.50/100 of $24.28)[1]		$22.94

Class C Shares:
Net asset value per share ($34,236,346 ÷ 1,396,267 shares outstanding)		$24.52

Offering price per share (100/99.00 of $24.52)[1]		$24.77

Redemption proceeds per share (99.00/100 of $24.52)[1]		$24.27

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Dividends (including $86,243 received from affiliated issuer (Note 5) and net of foreign taxes withheld of $12,720)			$1,586,890
Interest (income on securities loaned)			49,110

TOTAL INCOME			1,636,000

Expenses:
Investment adviser fee (Note 5)		$2,704,843
Administrative personnel and services fee (Note 5)		288,156
Custodian fees		19,264
Transfer and dividend disbursing agent fees and expenses (Note 5)		723,299
Directors'/Trustees' fees		1,805
Auditing fees		7,180
Legal fees		2,697
Portfolio accounting fees (Note 5)		64,904
Distribution services fee--Class B Shares (Note 5)		618,969
Distribution services fee--Class C Shares (Note 5)		136,335
Shareholder services fee--Class A Shares (Note 5)		649,847
Shareholder services fee--Class B Shares (Note 5)		206,323
Shareholder services fee--Class C Shares (Note 5)		45,445
Share registration costs		30,306
Printing and postage		53,558
Insurance premiums		1,057
Miscellaneous		3,219

TOTAL EXPENSES		5,557,207

Reimbursement, Waiver and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(3,668)
Waiver of administrative personnel and services fee (Note 5)	(13,344)
Fees paid indirectly from directed broker arrangement	(68,101)

TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		(85,113)

Net expenses			5,472,094

Net investment income (loss)			(3,836,094)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			96,641,020
Net increase due to reimbursements from adviser for certain losses on investments (Note 7)			263,030
Net change in unrealized appreciation of investments			(62,275,142)

Net realized and unrealized gain on investments			34,628,908

Change in net assets resulting from operations			$30,792,814

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,836,094)	$(6,650,035)
Net realized gain on investments	96,641,020	23,286,850
Net increase due to reimbursements from adviser for certain losses on investments (Note 7)	263,030	--
Net change in unrealized appreciation/depreciation of investments	(62,275,142)	157,091,993

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,792,814	173,728,808

Share Transactions:
Proceeds from sale of shares	72,270,075	156,700,471
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Large Cap Growth Fund	--	8,288,836
Cost of shares redeemed	(122,116,211)	(252,429,861)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(49,846,136)	(87,440,554)

Change in net assets	(19,053,322)	86,288,254

Net Assets:
Beginning of period	702,567,199	616,278,945

End of period	$683,513,877	$702,567,199

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is appreciation of capital.

On December 20, 2002, the Fund received a tax-free transfer of assets from the Riggs Large Cap Growth Fund as follows:

Class A Shares of the Fund Issued	Riggs Large Cap Growth Fund Net Assets Received	Unrealized Depreciation	[1]	Net Assets of the Fund Prior to Combination	Net Assets of Riggs Large Cap Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
433,743	$8,288,836	$443,635		$602,063,401	$8,288,836	$610,352,237

1 Unrealized depreciation is included in the Riggs Large Cap Growth Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expense.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's taxes and rates.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$80,431,407	$82,418,936

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,366,320	$63,294,099	6,802,808	$140,582,641
Shares issued in connection with the tax-free transfer of assets from Riggs Large Cap Growth Fund	--	--	433,743	8,288,836
Shares redeemed	(3,645,328)	(97,495,399)	(10,240,255)	(208,665,744)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,279,008)	$(34,201,300)	(3,003,704)	$(59,794,267)

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	197,236	$4,851,050	487,689	$9,555,565
Shares redeemed	(715,189)	(17,752,747)	(1,807,119)	(33,902,442)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(517,953)	$(12,901,697)	(1,319,430)	$(24,346,877)

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	165,379	$4,124,926	331,073	$6,562,265
Shares redeemed	(272,918)	(6,868,065)	(506,967)	(9,861,675)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(107,539)	$(2,743,139)	(175,894)	$(3,299,410)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,904,500)	$(49,846,136)	(4,499,028)	$(87,440,554)

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $646,131,669. The net unrealized appreciation of investments for federal tax purposes was $106,065,729. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,444,533 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,378,804.

At October 31, 2003, the Fund had a capital loss carryforward of $387,395,649, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 229,324

2009	$ 238,170,163

2010	$148,996,162

As a result of the tax-free transfer of assets from Riggs Large Cap Growth Fund to the Fund, certain capital loss carryforwards listed previously may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA") the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended April 30, 2004, the fees paid to FEMCOPA and FIMCO were $1,818,222 and $882,953, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $86,243 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%

Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended April 30, 2004, FSC retained $14,511 in sales charges from the sale of Class A Shares. FSC also retained $562 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $20,985, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to brokers that in turn pay a portion of the Fund's operating expenses. For the six months ended April 30, 2004, the Fund's expenses were reduced by $68,101 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004, were as follows:

Purchases	$497,812,113

Sales	$561,803,128

7. OTHER

The Fund's Adviser made a voluntary contribution to the Fund of $263,030 for losses on investments inadvertently sold by the Fund.

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Growth Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8010409 (6/04)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2004	2003	2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$4.90	$3.54	$4.23	$4.33
Income From Investment Operations:
Net investment income (loss)	(0.04)	(0.06)[2]	(0.05)[2,3]	(0.02)[2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.20	1.42	(0.28)[3]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	0.16	1.36	(0.33)	(0.10)

Less Distributions:

Distributions from net realized gain on investments, options and foreign currency transactions	(0.04)	--	(0.36)	--

Net Asset Value, End of Period	$5.02	$4.90	$3.54	$4.23

Total Return[4]	3.38%[5]	38.42%	(8.90)%	(2.31)%

Ratios to Average Net Assets:

Expenses	1.95%[6]	1.95%	1.95%	1.95%[6]

Net investment income (loss)	(1.41)%[6]	(1.45)%	(1.25)%[3]	(0.93)%[6]

Expense waiver/reimbursement[7]	0.17%[6]	0.24%	0.18%	0.17%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$1,555,530	$1,191,117	$435,500	$85,169

Portfolio turnover	31%	72%	65%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, the Fund received payment from the adviser and service provider for certain losses on investments, which had an impact of less than 0.01% on total return. See Notes to Financial Statements. (Note 7)

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2004	2003	2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$4.84	$3.52	$4.22	$4.33
Income From Investment Operations:
Net investment income (loss)	(0.05)	(0.08)[2]	(0.07)[2,3]	(0.03)[2]
Net realized and unrealized loss on investments, options and foreign currency transactions	0.20	1.40	(0.27)[3]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	0.15	1.32	(0.34)	(0.11)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.04)	--	(0.36)	--

Net Asset Value, End of Period	$4.95	$4.84	$3.52	$4.22

Total Return[4]	3.22%[5]	37.50%	(9.20)%	(2.54)%

Ratios to Average Net Assets:

Expenses	2.47%[6]	2.50%	2.47%	2.47%[6]

Net investment income (loss)	(1.93)%[6]	(2.01)%	(1.77)%[3]	(1.45)%[6]

Expense waiver/reimbursement[7]	0.15%[6]	0.19%	0.16%	0.15%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$930,457	$782,171	$427,175	$68,902

Portfolio turnover	31%	72%	65%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, the Fund received payment from the adviser and service provider for certain losses on investments, which had an impact of less than 0.01% on total return. See Notes to Financial Statements. (Note 7)

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2004	2003	2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$4.84	$3.52	$4.22	$4.33
Income From Investment Operations:
Net investment income (loss)	(0.05)	(0.08)[2]	(0.07)[2,3]	(0.03)[2]
Net realized and unrealized loss on investments, options and foreign currency transactions	0.20	1.40	(0.27)[3]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	0.15	1.32	(0.34)	(0.11)

Less Distributions:

Distributions from net realized gain on investments, options and foreign currency transactions	(0.04)	--	(0.36)	--

Net Asset Value, End of Period	$4.95	$4.84	$3.52	$4.22

Total Return[4]	3.22%[5]	37.50%	(9.20)%	(2.54)%

Ratios to Average Net Assets:

Expenses	2.47%[6]	2.50%	2.47%	2.47%[6]

Net investment income (loss)	(1.93)%[6]	(2.00)%	(1.77)%[2]	(1.45)%[6]

Expense waiver/reimbursement[7]	0.15%[6]	0.19%	0.16%	0.15%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$478,198	$337,765	$127,714	$16,234

Portfolio turnover	31%	72%	65%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, the Fund received payment from the adviser and service provider for certain losses on investments, which had an impact of less than 0.01% on total return. See Notes to Financial Statements. (Note 7)

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Shares or Units Held			Value
		COMMON STOCKS--92.8%
		FINANCIALS--10.6%
		Finance--3.7%
1,300,000		Capital One Financial Corp.	$85,189,000
900,000	[1,2]	Federal Agricultural Mortgage Corp., Class C	22,527,000
2,000,000	[1]	LaBranche & Co., Inc.	19,540,000
1,300,000	[1]	IndyMac Bancorp, Inc.	41,808,000
3,761,800	[1]	Shinsei Bank Ltd. (JPY)	25,291,986
148,160	[1]	Shokoh Fund & Co. Ltd. (JPY)	30,353,293
118,300		State Bank of India (IDR)	1,709,458
335,800	[1,3]	TNS, Inc.	7,186,120
200,000		Wachovia Corp.	9,150,000

		TOTAL	242,754,857

		Insurance--5.7%
2,789,600	[3]	Assurant, Inc.	67,954,656
2,160,000		Axis Capital Holdings Ltd.	58,860,000
996,000	[1]	Endurance Specialty Holdings Ltd.	33,425,760
94,000	[1,3]	Markel Corp.	27,542,940
300,000		Mercury General Corp.	15,297,000
1,236,099	[1,2,3]	Philadelphia Consolidated Holding Corp.	71,372,356
2,546,400	[1]	Willis Group Holdings Ltd.	92,459,784

		TOTAL	366,912,496

		Real Estate--0.8%
100,000		Agree Realty Corp.	2,450,000
100,000		American Financial Realty Trust	1,480,000
1,269,700	[1]	St. Joe Co.	49,772,240

		TOTAL	53,702,240

Shares or Units Held			Value
		COMMON STOCKS--continued
		FINANCIALS--continued
		Venture Capital--0.4%
1	[4]	Apollo Investment Fund V	$4,746,731
1	[4]	De Novo Ventures I, LP	7,549,579
1	[3,4]	FA Private Equity Fund IV, LP	166,628
1	[4]	Greenfield Technology Venture Fund	33,287
1	[3,4]	Infrastructure Fund	172,476
1	[4]	Internet.com Venture Fund III, LLC	82,140
1	[4]	Latin Healthcare Fund	9,009,621
1	[4]	Peachtree/CB Partners, LLC	0
1	[3,4]	Peachtree/Heartlab Partners, LLC	673,750
1	[4]	Peachtree/Leadscope, LLC	68,340
1	[3,4]	Peachtree/Leadscope, LLC	300,000
1	[4]	Peachtree/Open Networks Partners, LLC	283,000
1	[4]	Peachtree/Velquest Partners, LLC	358,125
1	[4]	Rocket Ventures II, LP	2,683,532
1	[4]	Vennworks	0

		TOTAL	26,127,209

		TOTAL FINANCIALS	689,496,802

		HEALTH--21.2%
		Healthcare Services--5.3%
100,000	[1,3]	Biosite, Inc.	3,962,000
1,363,000	[1,3]	Caremark Rx, Inc.	46,137,550
222,000	[3]	Chindex International, Inc.	1,756,464
44,400	[3]	Chindex International, Inc. -- Warrants 3/31/2009	218,889
729,800	[3]	Community Health Systems, Inc.	18,821,542
3,985	[4]	CompBenefits Corp. - Convertible Participating Pfd.	2,105,742
347,492	[4]	CompBenefits Corp. - Voting Common	304,055
800	[1,3]	IMPAC Medical Systems, Inc.	19,504
500,000	[3]	Kinetic Concepts, Inc.	24,200,000
400,000	[1,3]	NBTY, Inc.	14,864,000
776,000	[3]	Omnicell, Inc.	10,693,280
2,000,000	[1]	Select Medical Corp.	37,900,000
84,700	[3]	Symbion, Inc.	1,380,610
Shares or Units Held			Value
		COMMON STOCKS--continued
		HEALTH--continued
		Healthcare Services--continued
1,000,000	[1,3]	TLC Vision Corp.	$11,880,000
2,474,711	[1,2,3]	United Surgical Partners International, Inc.	89,634,032
1,200,000	[1]	UnitedHealth Group, Inc.	73,776,000
100,000	[1,3]	VistaCare, Inc., Class A	2,519,000

		TOTAL	340,172,668

		Medical Equipment & Supplies--9.9%
500,000	[3]	ATS Medical, Inc.	2,550,000
650,000	[3,4]	Aradigm Corp., Warrants 12/17/2006	113,177
3,079,997	[1,2,3]	Aspect Medical Systems, Inc.	51,867,149
200,000	[3]	Boston Scientific Corp.	8,238,000
100,000	[1,3]	CardioDynamics International Corp.	585,000
2,685,714	[1,2,3]	Conceptus, Inc.	30,885,711
600,000	[2,3,4]	Conceptus, Inc.	6,900,000
714,286	[2,4]	Conceptus, Inc.	8,214,289
4,761,904	[4]	Converge Medical, Inc. - Series C Pfd.	1,285,714
500,000	[3,4]	Cortek, Inc. - Series C Convertible Pfd.	660,000
1,515,152	[4]	Cortek, Inc. - Series D Convertible Pfd.	2,000,001
446,816	[4]	Cortek, Inc. - Series D2 Convertible Pfd.	589,797
2,433,750	[1,2,3]	Curon Medical, Inc.	5,183,888
4,000,000	[3]	Cytyc Corp.	85,600,000
2,083,333	[4]	DexCom, Inc. - Series B Pfd.	4,791,666
434,783	[4]	DexCom, Inc. - Series C Pfd.	1,000,001
1,693,500	[1,2,3]	DJ Orthopedics, Inc.	39,001,305
3,072,500	[1,2,3]	Dyax Corp.	43,015,000
500,000	[1,3]	Endocardial Solutions, Inc.	4,050,000
1,312,250	[1,3,4]	Endologix, Inc.	6,639,985
600,000	[3]	Endologix, Inc.	3,036,000
3,555,556	[3]	Endologix, Inc.	17,991,113
100,000	[3]	Gen-Probe, Inc.	3,334,000
278,700	[1,3]	I-Flow Corp.	4,080,168
2,000,000	[2,3]	Illumina, Inc.	15,020,000
1,745,100	[3]	INAMED Corp.	102,681,684
1,000,000	[1,3]	Kyphon, Inc.	25,100,000
13,393		Medtronic, Inc.	337,704
Shares or Units Held			Value
		COMMON STOCKS--continued
		HEALTH--continued
		Medical Equipment & Supplies--continued
1,000,000		Medtronic, Inc.	$50,460,000
1,109,000	[2,3]	NMT Medical, Inc.	5,267,750
1,034,845	[1,3]	Orthofix International NV	46,568,025
469,087	[1,3]	Rita Medical Systems, Inc.	3,002,157
1,040,000	[4]	Sanarus Medical, Inc. -- Series A Pfd.	915,200
1,448,436	[4]	Sanarus Medical, Inc. -- Series B Pfd.	1,274,626
4,456,271	[4]	Sanarus Medical, Inc. -- Series C Pfd.	3,004,289
148,100	[3]	St. Jude Medical, Inc.	11,294,106
200,000	[1]	Stryker Corp.	19,786,000
723,220	[3,4]	ThermoGenesis Corp.	2,713,521
200,000	[1,3]	Urologix, Inc.	2,440,000
500,000	[1,3]	VISX, Inc.	10,945,000
1,000,000	[1,2,3]	World Heart Corp.	6,250,000
1,410,138	[2,3]	World Heart Corp. -- Warrants 9/22/2008	8,114,342

		TOTAL	646,786,368

		Pharmaceutical & Biotech--6.0%
446,093	[4]	Acadia Pharmaceuticals, Inc. -- Series E Pfd.	1,204,451
925,926	[4]	Acadia Pharmaceuticals, Inc. -- Series F Pfd.	2,500,000
482,500	[1,3]	Alexion Pharmaceuticals, Inc.	10,865,900
700,000	[1]	Allergan, Inc.	61,635,000
1,475,100	[2,3]	Anika Therapeutics, Inc.	13,969,197
1,694,915	[4]	Ardais Corp. -- Convertible Pfd.	1,000,000
790,960	[4]	Ardais Corp. -- Series C Convertible Pfd.	466,666
948,817	[1,3]	Atrix Labs, Inc.	28,616,321
2,000,000	[1,3]	Avigen, Inc.	9,440,000
800,000	[1,3]	Cepheid, Inc.	6,192,000
1,400,000	[1,3]	Cubist Pharmaceuticals, Inc.	13,916,000
1,095,500	[1,3]	Cypress Bioscience, Inc.	15,917,615
645,161	[4]	diaDexus, Inc. -- Series C Pfd.	503,226
900,000	[1,3]	DOV Pharmaceutical, Inc.	15,579,000
96,414	[3]	DOV Pharmaceutical, Inc. -- Warrants 6/2/2009	1,178,605
200,000	[3]	Gilead Sciences, Inc.	12,166,000
2,545,700	[1,2,3]	Inveresk Research Group, Inc.	72,145,138
3,000,000	[1,2,3]	Isis Pharmaceuticals, Inc.	21,810,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		HEALTH--continued
		Pharmaceutical & Biotech--continued
907,400	[1,3]	Kosan Biosciences, Inc.	$12,540,268
1,000,000	[3]	La Jolla Pharmaceutical Co.	3,340,000
200,000	[1,3]	Millennium Pharmaceuticals, Inc.	2,998,000
266,668	[4]	Mitokor -- Series F Pfd.	66,667
266,668	[4]	Mitokor -- Series F1 Pfd.	66,667
99,900	[1,3]	Neurochem, Inc.	2,436,561
37,037	[3,4]	Onyx Pharmaceuticals, Inc.	1,826,665
200,000	[1,3]	OraSure Technologies, Inc.	1,682,000
2,296,600	[1,2,3]	Pharmacyclics, Inc.	27,329,540
740,418	[3]	Point Therapeutics, Inc.	4,590,592
849,887	[1]	Ranbaxy Laboratories Ltd., GDR	20,306,860
508,000	[1,3]	Shire Pharmaceuticals Group PLC, ADR	14,097,000
1,250,000	[2,3]	Vical, Inc.	6,562,500
37,000	[3]	Vicuron Pharmaceuticals, Inc.	843,970
566,500	[1,3]	Xcyte Therapies, Inc.	3,483,975

		TOTAL	391,276,384

		TOTAL HEALTH	1,378,235,420

		RETAIL--16.1%
		Restaurant--2.0%
100,000	[1]	Bob Evans Farms, Inc.	3,066,000
347,000	[1,3]	Cheescake Factory Inc.	14,695,450
21,095,300	[2]	J.D. Wetherspoon PLC (GBP)	114,000,270

		TOTAL	131,761,720

		Retail--14.1%
7,100,000	[2,3]	Advance Auto Parts, Inc.	306,365,000
600,000	[1,3]	Bed Bath & Beyond, Inc.	22,272,000
500,000	[1,3]	CarMax, Inc.	12,960,000
525,200	[1,3]	Cost Plus, Inc.	19,012,240
750,000		Dollar General Corp.	14,070,000
1,400,000	[1,3]	Dollar Tree Stores, Inc.	37,730,000
1,100,000		Family Dollar Stores, Inc.	35,354,000
1,000,000	[3]	Kohl's Corp.	41,790,000
150,000		MSC Industrial Direct Co., Inc., Class A	4,299,000
1,000,000	[1,3]	PETCO Animal Supplies, Inc.	29,360,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		RETAIL--continued
		Retail--continued
10,000,000	[1,2]	PETsMART, Inc.	$277,000,000
400,000	[3]	Shoppers Drug Mart Corp. (CAD)	8,865,235
1,100,000	[3]	Shoppers Drug Mart Corp. (CAD)	24,379,397
598,500	[3]	Timberland Co., Class A	37,537,920
270,000	[1]	Wal-Mart Stores, Inc.	15,390,000
1,000,000	[3]	Williams-Sonoma, Inc.	32,480,000

		TOTAL	918,864,792

		TOTAL RETAIL	1,050,626,512

		SERVICES--16.2%
		Business Services--4.2%
6,000,000	[1,3]	Cendant Corp.	142,080,000
271,900	[1,3]	Concorde Career Colleges, Inc.	5,573,950
750,000	[1,3]	CoStar Group, Inc.	29,572,500
340,000	[3]	Exponent, Inc.	8,510,200
98,300		Intersections, Inc.	2,428,010
400,000	[1,3]	Kroll, Inc.	11,856,000
1,250,000	[1,3]	Lexar Media, Inc.	11,625,000
300,000	[3]	LKQ Corp.	5,328,000
135,000	[3]	Universal Technical Institute, Inc.	6,006,150
1,150,000	[1,3]	VCA Antech, Inc.	47,023,500

		TOTAL	270,003,310

		Media--4.6%
1,770,600	[2,3]	Central European Media Enterprises Ltd., Class A	32,224,920
1,500,000		Clear Channel Communications, Inc.	62,235,000
1,000,000	[2,3]	Citadel Broadcasting Co.	17,350,000
338,900	[1]	E.W. Scripps Co., Class A	35,770,895
200,000	[3]	Entercom Communications Corp.	9,120,000
537,158	[1,3]	JC Decaux SA (EUR)	11,261,984
225,900		Journal Communications, Inc., Class A	3,989,394
398,700	[1,3]	Knology, Inc.	3,173,652
1,000,000	[1,3]	Lamar Advertising Co.	41,060,000
202,000	[1,3]	LodgeNet Entertainment Corp.	4,080,400
32,396	[3]	SKY Perfect Communications, Inc. (JPY)	43,093,041
1,000,000	[1]	Viacom, Inc., Class B	38,650,000

		TOTAL	302,009,286

Shares or Units Held			Value
		COMMON STOCKS--continued
		SERVICES--continued
		Recreation & Entertainment--1.6%
200,000		Carnival Corp.	$8,534,000
150,000		International Speedway Corp.	6,319,500
790,000	[1]	Orient-Express Hotel Ltd., Class A	12,766,400
300,000	[1]	Speedway Motorsports, Inc.	8,946,000
800,000		Volume Services America Holdings, Inc.	12,040,000
2,000,000	[1,2]	Winnebago Industries, Inc.	57,660,000

		TOTAL	106,265,900

		Telecommunication Services--0.6%
100,000	[3]	Crown Castle International Corp.	1,395,000
500,000	[1,2]	Crown Castle International Corp., Convertible, $3.13	23,312,500
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	362,000
3,000,000	[1,2,3]	Time Warner Telecom, Inc.	11,400,000
2,150,000	[3]	Wireless Matrix Corp. (CAD)	2,241,461

		TOTAL	38,710,961

		Transportation--5.2%
198,600	[1]	Coachmen Industries, Inc.	3,163,698
2,750,000		Deutsche Post AG (EUR)	60,588,362
1,000,000	[1,3]	EGL, Inc.	18,540,000
1,000,000		Expeditors International Washington, Inc.	40,190,000
1,000,000		FedEx Corp.	71,910,000
1,150,000	[1,3]	Jet Blue Airways Corp.	31,832,000
399,400	[3]	Maruti Udyog Ltd. (IDR)	4,886,745
1,000,000	[1,3]	Ryanair Holdings PLC, ADR	33,320,000
799,200	[1]	United Parcel Service, Inc., Class B	56,063,880
125,000		USS Co., Ltd. (JPY)	10,553,344
200,000	[1]	UTI Worldwide, Inc.	9,162,000

		TOTAL	340,210,029

		TOTAL SERVICES	1,057,199,486

Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--18.2%
		Computer Software--5.0%
300,000	[1,3]	Activision Inc.	$4,518,000
9,000	[3,4]	Attunity Ltd. -- Warrants 3/21/2005	357
9,000	[3,4]	Attunity Ltd. -- Warrants 3/22/2005	357
550,000	[1]	Autodesk, Inc.	18,425,000
571,900	[3]	BindView Development Corp.	1,761,452
10,000	[1,3]	Citadel Security Software, Inc.	42,800
250,000	[1,3]	Cognos, Inc.	7,882,500
100,000	[3]	Electronic Arts, Inc.	5,062,000
700,000	[1,3]	Epicor Software Corp.	8,967,000
500,000	[1]	Fair Isaac Corp.	16,860,000
1,000,000	[1,3]	FileNet Corp.	27,460,000
400,000	[1,3]	Hyperion Solutions Corp.	15,352,000
1,000,000	[3]	Informatica Corp.	7,240,000
1,000,000	[1,3]	Intervoice, Inc.	12,450,000
400,000	[1,3]	JDA Software Group, Inc.	5,252,000
200,000	[1,3]	Lawson Software, Inc.	1,418,000
1,150,000	[1,3]	Leapfrog Enterprises, Inc.	24,736,500
375,000	[1,3]	Macromedia, Inc.	7,725,000
3,000,000	[1,2,3]	Magma Design Automation, Inc.	55,920,000
850,000		Microsoft Corp.	22,074,500
200,000	[1,3]	MicroStrategy, Inc., Class A	9,608,200
500,000	[1,3]	NetIQ Corp.	6,430,000
250,000	[1,3]	Novell, Inc.	2,410,000
3,000,000	[3]	Oracle Corp.	33,660,000
500,000	[3]	QAD, Inc.	5,505,000
250,000		SAP (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	9,320,000
1		Sensable Technologies, Inc.	277,697
1,333,334	[4]	Sensable Technologies, Inc. -- Series B Pfd.	1,333,334
443,979	[4]	Sensable Technologies, Inc. -- Series C Pfd.	443,979
Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Computer Software--continued
550,000	[3]	Siebel Systems, Inc.	$5,654,000
240,000	[1,3]	Sonic Solutions	4,322,400
150,000	[3]	Vastera, Inc.	592,500
1,187,500	[1,3]	Visual Networks, Inc.	3,729,938

		TOTAL	326,434,514

		Data Processing Services--4.2%
4,146,800	[3]	Accenture Ltd.	98,569,436
1,400,000	[1,3]	Affiliated Computer Services, Inc., Class A	67,900,000
883,200	[2,3]	Digitalnet Holdings, Inc.	20,984,832
1,017,812	[2,3]	Infocrossing, Inc.	14,656,493
356,234	[2,3]	Infocrossing, Inc. -- Warrants 10/21/2008	1,003,318
661,900	[1,3]	Intrado, Inc.	11,378,061
225,000	[3]	Iron Mountain, Inc.	10,239,750
500,000	[1,3]	Mobility Electronics, Inc.	4,095,000
1,500,000	[1,2,3]	Online Resources Corp.	8,550,000
530,000	[2,3]	Online Resources Corp.	3,021,000
2,000,000		Ryan Hankin Kent, Inc. -- Series B Pfd.	0
462,000	[1,3]	SanDisk Corp.	10,676,820
947,000	[1,3]	Silicon Storage Technology, Inc.	12,547,750
250,000	[3]	Veritas Software Corp.	6,667,500

		TOTAL	270,289,960

		Electronic Equipment & Instruments--1.4%
348,600		CDW Corp.	21,784,014
1,149,700	[2,3]	Digital Theater Systems, Inc.	25,718,789
192,800	[1,3]	Research In Motion Ltd.	16,727,328
278,900	[3]	SiRF Technology Holdings, Inc.	4,462,400
2,000,000	[3]	Staktek Holdings, Inc.	18,000,000
200,000	[3]	Taser International, Inc.	6,468,000

		TOTAL	93,160,531

Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Networking & Telecommunication Equipment--0.5%
126,300	[1,3]	Atheros Communications	$1,784,619
1,059,322	[4]	Expand Networks Ltd.	497,881
10,000	[3]	Foundry Networks, Inc.	113,000
679,348	[4]	Multiplex, Inc. -- Series C Pfd.	135,869
1,000,000	[1,3]	UTStarcom, Inc.	26,350,000

		TOTAL	28,881,369

		Online Internet Information--1.4%
750,000	[1,3]	1-800-FLOWERS.COM, Inc.	7,567,500
683,100	[1,3]	Altiris, Inc.	17,282,430
947,964	[1,2,3]	Bankrate, Inc.	11,489,323
500,000	[2,3]	Bankrate, Inc.	5,454,000
2,250,000	[2,3]	Digital Impact, Inc.	4,500,000
100,000	[3]	DoubleClick, Inc.	807,000
550,000	[1,3]	eCollege.com	9,944,000
4,692	[3]	Hollywood Media Corp.	17,548
101,156	[3]	Hollywood Media Corp. - Warrants 5/22/2007	264,483
1,500,000	[3]	HomeStore.com, Inc.	7,200,000
686,100	[3]	Marimba, Inc.	5,543,688
250,000	[3]	Mediagrif Interactive Technologies, Inc. (CAD)	2,250,939
3,450,000	[1,2,3]	NIC, Inc.	17,974,500
300,000	[3]	Stamps.com, Inc.	2,046,000
100,000	[1,3]	ValueClick, Inc.	1,036,000

		TOTAL	93,377,411

		Semiconductor & Equipment--5.7%
155,200	[1,3]	Asyst Technologies, Inc.	1,025,872
400,000	[1,3]	ATI Technologies, Inc. (CAD)	5,817,811
1,600,000	[1,3]	ATI Technologies, Inc.	23,280,000
784,700	[1,2,3]	Brillian Corp.	7,588,049
200,000	[1,3]	Broadcom Corp.	7,552,000
1,399,019	[1,3]	Conexant Systems, Inc.	6,085,733
1,000,000	[1,3]	Cree, Inc.	18,550,000
796,600	[3]	CSR PLC (GBP)	3,695,961
Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Semiconductor & Equipment--continued
1,000,000	[1,3]	ESS Technology, Inc.	$10,720,000
500,000	[3]	Intergrated Device Technology, Inc.	6,725,000
1,575,000	[1,2,3]	Komag, Inc.	20,018,250
500,000	[1,3]	Kulicke & Soffa Industries, Inc.	4,965,000
1,750,000	[1,2,3]	M-Systems Flash Disk Pioneers Ltd.	30,537,500
42,500	[1,3]	Marvell Technology Group Ltd.	1,646,025
2,000,000	[1,3]	Mattson Technology, Inc.	19,560,000
4,000,000	[1,3]	MEMC Electronic Materials, Inc.	31,880,000
250,000	[1,3]	National Semiconductor Corp.	10,197,500
2,490,700	[1,3]	ON Semiconductor Corp.	12,030,081
6,191,100	[1,3]	Seagate Technology Holdings	77,450,661
779,700	[1,3]	Sigmatel Inc.	19,063,665
236,600	[1,3]	Synaptics, Inc.	3,915,730
448,700	[3]	Ultra Clean Holdings, Inc.	3,342,815
250,000	[1,3]	Ultratech, Inc.	4,027,500
1,233,500	[3]	Western Digital Corp.	9,966,680
2,000,000	[1,2,3]	Xicor, Inc.	29,300,000

		TOTAL	368,941,833

		TOTAL TECHNOLOGY	1,181,085,618

		OTHER--10.5%
		Energy--2.1%
104,200		Allete, Inc.	3,600,110
524,900	[1]	Anadarko Petroleum Corp.	28,124,142
165,000	[1]	Consolidated Water Co.	3,348,015
10,000		Electricity Generating Public Co. Ltd. (THB)	16,854
1,000,000		EnCana Corp.	39,220,000
688,200		Kinder Morgan, Inc.	41,436,522
150,000	[1]	NuCo2, Inc.	2,700,000
497,800	[3]	Premcor, Inc.	17,139,254

		TOTAL	135,584,897

Shares or Units Held or Principal Amount			Value
		COMMON STOCKS--continued
		OTHER--continued
		Industrial Conglomerates--6.6%
350,000	[1]	Cemex SA de CV, ADR	$10,307,500
300,000	[1]	Centex Corp.	14,385,000
600,000	[1,3]	DRS Technologies, Inc.	16,950,000
100,000	[1]	Empresa Brasileira de Aeronautica SA, ADR	2,580,000
4,000,000	[1]	Enel SpA (EUR)	31,868,119
9,661,700		General Electric Company	289,367,915
150,000	[1,3]	InVision Technologies, Inc.	7,452,000
24,052,000	[3]	Lee & Man Paper Manufacturing Ltd. (HKD)	22,048,232
1,900,000	[3]	Rinker Group Ltd. (AUD)	9,764,513
392,200	[1,3]	Simpson Manufacturing Co., Inc.	20,457,152
159,400	[3]	URS Corp.	4,117,302

		TOTAL	429,297,733

		Metals & Mining--0.4%
796,600	[3]	Century Aluminum Co.	15,772,680
400,000		Newmont Mining Corp.	14,960,000

		TOTAL	30,732,680

		Staples--1.4%
1,500,000		Dean Foods Co.	50,370,000
248,900		Weyerhaeuser Co.	14,734,880
302,700	[1]	Whole Foods Market, Inc.	24,212,973

		TOTAL	89,317,853

		TOTAL OTHER	684,933,163

		TOTAL COMMMON STOCKS (IDENTIFIED COST $4,616,055,258)	6,041,577,001

		CORPORATE BONDS--0.5%
		Business Services--0.0%
$2,000,000		School Specialty, Inc., Sub. Note, 3.75%, 8/1/2023	2,313,860

		Electronic Equipment & Instruments--0.0%
1,000,000		Roper Industries, Inc., Conv. Bond, 1.48%, 1/15/2034	438,980

		Information Technology Services--0.0%
2,325,000		Safeguard Scientifics, Inc., 5.00%, 6/15/2006	2,338,717

		Internet Software & Services--0.0%
1,000,000	[4]	Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005	1,243,814

Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Media--0.5%
$29,900,000		Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	$28,961,738

		Pharmaceutical & Biotech--0.0%
1	[4]	Ardais Corp., Conv. Note, 8.00%, 12/31/2004	434,259

		TOTAL CORPORATE BONDS (IDENTIFIED COST $35,674,278)	35,731,368

		MUTUAL FUNDS--19.3%[2]
441,134,950		Prime Value Obligations Fund, IS Shares	441,134,950
814,596,732		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	814,596,732

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	1,255,731,682

		TOTAL INVESTMENTS--112.6% (IDENTIFIED COST $5,907,461,218)[5]	7,333,040,051

		OTHER ASSETS AND LIABILITIES -- NET--(12.6)%	(821,974,967)

		TOTAL NET ASSETS--100%	$6,511,065,084

		SCHEDULE OF SECURITIES SOLD SHORT
100,000		Cutera Inc. (Proceeds $1,423,992)	$1,450,000

1 Certain shares are temporarily on loan to unaffiliated broker/dealer.

2 Affiliated company. At April 30, 2004, these securities amounted to $2,895,334,143 which represents 44.5% of net assets.

3 Non-income producing security.

4 Restricted security not registered under the Securities Act of 1933. At April 30, 2004, these securities amounted to $80,363,464 which represents 1.2% of net assets.

5 The cost of investments for federal tax purposes amounts to $5,907,277,273.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AUD	--Australian Dollar
CAD	--Canadian Dollar
EUR	--Euro Currency
GBP	--British Pound
GDR	--Global Depository Receipt
HKD	--Hong Kong Dollar
IDR	--Indian Rupee
JPY	--Japanese Yen
THB	--Thai Baht

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $2,895,334,143 of investments in affiliated issuers (Note 5) and $792,355,829 of securities loaned (identified cost $5,907,461,218)		$7,333,040,051
Income receivable		1,740,966
Receivable for investments sold		38,662,480
Receivable for shares sold		19,484,159

TOTAL ASSETS		7,392,927,656

Liabilities:
Securities sold short, at value (proceeds $1,423,992)	$1,450,000
Payable to bank	3,012,576
Payable for investments purchased	52,340,117
Payable for shares redeemed	6,459,560
Payable for collateral due to broker	814,596,732
Payable for foreign currency exchange contract	792
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	617,003
Payable for distribution services fee (Note 5)	1,784,748
Payable for shareholder services fee (Note 5)	1,395,224
Accrued expenses	205,820

TOTAL LIABILITIES		881,862,572

Net assets for 1,300,130,374 shares outstanding		$6,511,065,084

Net Assets Consist of:
Paid in capital		$4,842,685,681
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,425,552,878
Accumulated net realized gain on investments and foreign currency transactions		290,661,033
Accumulated net investment income (loss)		(47,834,508)

TOTAL NET ASSETS		$6,511,065,084

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,555,529,510 ÷ 309,724,067 shares outstanding)		$5.02

Offering price per share (100/94.50 of $5.02)[1]		$5.31

Redemption proceeds per share		$5.02

Class B Shares:
Net asset value per share ($930,456,501 ÷ 187,978,162 shares outstanding)		$4.95

Offering price per share		$4.95

Redemption proceeds per share (94.50/100 of $4.95)[1]		$4.68

Class C Shares:
Net asset value per share ($478,197,701 ÷ 96,594,188 shares outstanding)		$4.95

Offering price per share (100/99.00 of $4.95)[1]		$5.00

Redemption proceeds per share (99.00/100 of $4.95)[1]		$4.90

Class K Shares:
Net asset value per share ($3,546,881,372 ÷ 705,833,957 shares outstanding)		$5.03

Offering price per share		$5.03

Redemption proceeds per share (99.80/100 of $5.03)[1]		$5.02

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Dividends (including $5,762,913 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $238,736)		$15,776,459
Interest (including income on securities loaned of $635,957)		1,078,108

TOTAL INCOME		16,854,567

Expenses:
Investment adviser fee (Note 5)	$44,626,700
Administrative personnel and services fee (Note 5)	2,502,227
Custodian fees	151,384
Transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	666,719
Transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)	412,165
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)	196,993
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)	2,169,309
Directors'/Trustees' fees	12,220
Auditing fees	22,954
Portfolio accounting fees (Note 5)	131,217
Distribution services fee--Class A Shares (Note 5)	1,758,743
Distribution services fee--Class B Shares (Note 5)	3,267,771
Distribution services fee--Class C Shares (Note 5)	1,555,283
Distribution services fee--Class K Shares (Note 5)	8,925,637
Shareholder services fee--Class A Shares (Note 5)	1,758,743
Shareholder services fee--Class B Shares (Note 5)	1,089,257
Shareholder services fee--Class C Shares (Note 5)	518,428
Shareholder services fee--Class K Shares (Note 5)	4,462,818
Share registration costs	53,935
Printing and postage	266,730
Insurance premiums	2,675
Miscellaneous	54,719

TOTAL EXPENSES	74,606,627

Statement of Operations--continued

Six Months Ended April 30, 2004 (unaudited)

Waivers and Reimbursement (Note 5):
Waiver/Reimbursement of investment adviser fee	$(4,697,548)
Waiver of administrative personnel and services fee	(115,873)
Waiver of transfer and dividend disbursing agent fees and expenses	(16,654)
Waiver of distribution services fee--Class A Shares	(101,726)
Waiver of distribution services fee--Class K Shares	(5,148,755)

TOTAL WAIVERS AND REIMBURSEMENTS		(10,080,556)

Net expenses			64,526,071

Net investment income (loss)			(47,671,504)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $62,289,216 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $64,342)			341,274,186
Net increase from payment from adviser and service provider for certain losses on investments (Note 7)			100,674
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(99,612,564)

Net realized and unrealized gain on investments and foreign currency			241,762,296

Change in net assets resulting from operations			$194,090,792

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(47,671,504)	$(64,895,190)
Net realized gain on investments, options and foreign currency transactions	341,274,186	483,084,166
Net increase from payment from adviser and service provider for certain losses on investments (Note 7)	100,674	--
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(99,612,564)	1,058,143,804

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	194,090,792	1,476,332,780

Distributions to Shareholders:
Distributions from net realized gain on investments, options and foreign currency transactions
Class A Shares	(11,539,573)	--
Class B Shares	(7,427,906)	--
Class C Shares	(3,378,490)	--
Class K Shares	(31,256,454)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,602,423)	--

Share Transactions:
Proceeds from sale of shares	1,063,267,880	1,931,666,516
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Small Company Stock Fund	--	27,571,282
Net asset value of shares issued to shareholders in payment of distributions declared	49,666,124	--
Cost of shares redeemed	(548,174,528)	(1,223,284,177)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	564,759,476	735,953,621

Change in net assets	705,247,845	2,212,286,401

Net Assets:
Beginning of period	5,805,817,239	3,593,530,838

End of period	$6,511,065,084	$5,805,817,239

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. The investment objective of the Fund is capital appreciation.

On September 27, 2003, the Fund received a tax-free transfer of assets from the Riggs Small Company Stock Fund, as follows:

Class A Shares of the Fund Issued	Riggs Small Company Stock Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of Fund Prior to Combination	Net Assets of Riggs Small Company Stock Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,954,920	$27,571,282	$4,885,828	$5,279,015,765	$27,571,282	$5,306,587,047

1 Unrealized Appreciation is included in the Riggs Small Company Stock Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent fees and expenses, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's taxes and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2004, the Fund had outstanding foreign currency commitments as set forth below.

Settlement Date Contract Bought:	Contract to Receive	In Exchange For	Contract at Value	Unrealized Depreciation
5/4/2004	255,504 British Pounds	$454,107	$453,315	$(792)

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. At April 30, 2004, the Fund had no outstanding written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$792,355,829	$814,596,732

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Additional information on each restricted illiquid security held at April 30, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Acadia Pharmaceuticals, Inc.--Series E Pfd.	5/3/2000 -- 3/19/2003	$2,405,814

Acadia Pharmaceuticals, Inc.--Series F Pfd.	3/19/2003	2,094,188

Apollo Investment Fund	5/18/2001 -- 3/1/2004	3,228,435

Aradigm Corp.--Warrants 12/17/2006	12/17/2001	--

Ardais Corp., Conv. Note, 8.00%, 12/31/2004	4/14/2004	434,259

Ardais Corp.--Convertible Pfd.	3/2/2001 -- 3/8/2001	9,999,999

Ardais Corp.--Series C Convertible Pfd.	12/18/2002	4,666,664

Attunity Ltd.-- Warrants 3/21/2005	7/13/2000	--

Attunity Ltd.--Warrants 3/22/2005	7/13/2000	--

CompBenefits Corp.--Convertible Participating Pfd.	5/24/1995 -- 7/12/2000	4,090,205

CompBenefits Corp.--Voting Common	5/24/1995 -- 7/12/2000	176,696

Conceptus, Inc.	11/5/2001	7,950,000

Conceptus, Inc.	4/10/2001	5,000,000

Security	Acquisition Date	Acquisition Cost
Converge Medical, Inc.--Series C Pfd.	10/25/2001	$3,000,000

Cortek, Inc.--Series C Convertible Pfd.	2/29/2000	1,000,000

Cortek, Inc.--Series D Convertible Pfd.	6/18/2001	2,000,000

Cortek, Inc.-- Series D2 Convertible Pfd.	3/31/2003	589,797

De Novo Ventures I, LP	3/9/2000 -- 2/13/2004	7,500,000

DexCom, Inc.--Series B Pfd.	12/1/2000	3,000,000

DexCom, Inc.-- Series C Pfd.	5/17/2002	1,000,001

diaDexus, Inc.-- Series C Pfd.	4/4/2000	4,999,998

Endologix, Inc.	12/8/2003 -- 1/23/2004	6,031,079

Expand Networks Ltd.	9/22/2000	2,500,000

FA Private Equity Fund IV, LP	3/4/2002 -- 1/21/2004	171,984

Greenfield Technology Venture Fund	6/15/1998	88,344

Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005	5/23/2002	1,000,000

Infrastructure Fund	8/11/2000 -- 4/9/2003	450,000

Internet.com Venture Partner III, LLC	5/17/2000 -- 4/10/2003	573,333

Latin Healthcare Fund	11/28/2000 -- 3/20/2002	9,934,956

Mitokor--Series F Pfd.	11/9/2001	2,000,010

Mitokor--Series F1 Pfd.	8/22/2000	2,000,010

Multiplex, Inc.--Series C Pfd.	2/22/2001	5,000,001

Onyx Pharmaceuticals, Inc.--Warrants 5/9/2008	5/8/2002 -- 3/30/2004	568,077

Peachtree/CB Partners, LLC	3/8/2000 -- 9/11/2002	3,503,863

Peachtree/Heartlab Partners, LLC	4/3/2001 -- 9/26/2001	687,795

Peachtree/Leadscope, LLC	6/30/2000 -- 10/2/2001	712,054

Peachtree/Leadscope, LLC	4/30/2002 -- 5/30/2002	3,000,000

Peachtree/Open Networks Partners, LLC	10/5/2000 -- 10/2/2001	990,753

Peachtree/Velquest Partners, LLC	9/14/2000 -- 10/2/2001	494,382

Rocket Ventures II, LP	7/20/1999 -- 12/2/2003	7,015,342

Sanarus Medical, Inc.--Series A Pfd.	11/16/1999 -- 7/16/2001	1,560,000

Sanarus Medical, Inc.--Series B Pfd.	7/16/2001 -- 9/19/2001	2,495,648

Sanarus Medical, Inc.--Series C Pfd.	10/23/2003 - 10/30/2003	3,004,288

Sensable Technologies, Inc.--Series B Pfd.	12/23/1997	2,064,237

Sensable Technologies, Inc.--Series C Pfd.	4/5/2000	1,474,010

ThermoGenesis Corp.	3/11/2004	2,892,880

Vennworks	1/6/2000	5,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	110,120,766	$556,086,103	341,026,210	$1,288,773,682
Shares issued in connection with tax-free transfer of assets from Riggs Small Company Stock Fund	--	--	5,954,920	27,571,282
Shares issued to shareholders in payment of distributions declared	2,070,150	9,957,442	--	--
Shares redeemed	(45,603,342)	(229,437,111)	(226,850,034)	(816,216,407)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	66,587,574	$336,606,434	120,131,096	$500,128,557

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	37,571,572	$187,096,376	63,680,559	$256,865,845
Shares issued to shareholders in payment of distributions declared	1,407,067	6,683,585	--	--
Shares redeemed	(12,570,215)	(62,678,519)	(23,606,665)	(89,163,640)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	26,408,424	$131,101,442	40,073,894	$167,702,205

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	32,446,489	$161,682,315	45,088,215	$185,435,304
Shares issued to shareholders in payment of distributions declared	525,730	2,502,486	--	--
Shares redeemed	(6,137,920)	(30,515,739)	(11,648,240)	(44,872,769)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	26,834,299	$133,669,062	33,439,975	$140,562,535

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	31,343,969	$158,403,086	49,638,405	$200,591,685
Shares issued to shareholders in payment of distributions declared	6,332,430	30,522,611	--	--
Shares redeemed	(44,785,371)	(225,543,159)	(71,893,206)	(273,031,361)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(7,108,972)	$(36,617,462)	(22,254,801)	$(72,439,676)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	112,721,325	$564,759,476	171,390,164	$735,953,621

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $5,907,277,273. The net unrealized appreciation of investments for federal tax purposes was $1,425,762,778. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,647,216,934 and net unrealized depreciation from investments for those securities having an excess of cost over value of $221,454,156.

At October 31, 2003, the Fund had a capital loss carryforward of $47,057,503, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 46,671,390

2010	$ 386,113

As a result of the tax-free transfer of assets from Riggs Small Company Stock Fund, Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA") the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended April 30, 2004, the fees paid to FEMCOPA and FIMCO were $27,334,144 and $12,595,008, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $5,149,574 for the period.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. ("FGIMC") (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2004, the Sub-Adviser earned a sub-adviser fee of $35,457,187.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended April 30, 2004, FSC retained $744,313 in sale charges from the sale of Class A Shares. FSC also retained $3,698 of contingent deferred sales charges relating to redemptions of Class A Shares and $38,896 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the six months ended April 30, 2004, redemption fees of $359,968 were allocated to cover the cost of redemptions.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2004, the Fund had total commitments to limited partnerships and limited liability companies of $48,089,425; of this amount $38,224,348 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $9,865,077.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $63,045, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2004 were as follows:

Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
[1]	Advance Auto Parts, Inc.	$38,465,168	$ --	$ --	$306,365,000

[1]	Anika Therapeutics, Inc.	5,568,384	1,966,238	--	13,969,197

[1]	Aspect Medical Systems, Inc.	1,510,428	--	--	51,867,149

[1]	Bankrate, Inc.	--	--	--	11,489,323

[1]	Bankrate, Inc.	6,500,000	--	--	5,454,000

[1]	Brillian Corp.	2,225,950	1,907,961	--	7,588,049

[1]	Central European Media Enterprises Ltd., Class A	12,510,649	--	--	32,224,920

[1]	Citadel Broadcasting Co.	19,002,491	--	--	17,350,000

[1]	Conceptus, Inc.	10,509,833	--	--	30,885,711

[1,2]	Conceptus, Inc.	--	--	--	6,900,000

[2]	Conceptus, Inc.	--	--	--	8,214,289

Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
	Crown Castle International Corp., Convertible, $3.13	$ --	$ --	$ --	$ 23,312,500

[1]	Curon Medical, Inc.	--	--	--	5,183,888

[1]	DJ Orthopedics, Inc.	13,176,500	24,338,628	--	39,001,305

[1]	Digital Impact, Inc.	1,802,796	--	--	4,500,000

[1]	Digitalnet Holdings, Inc.	7,497,728	--	--	20,984,832

[1]	Digital Theater Systems, Inc.	16,065,488	122,690	--	25,718,789

[1]	Dyax Corp.	14,698,350	--	--	43,015,000

	Federal Agricultural Mortgage Corp., Class C	--	--	--	22,527,000

[1]	Illumina, Inc.	12,418,670	--	--	15,020,000

[1]	Infocrossing, Inc.	--	--	--	14,656,493

[1]	Infocrossing, Inc. -- Warrants 10/21/2008	--	--	--	1,003,318

[1]	Inveresk Research Group, Inc.	14,900,000	4,153,871	--	72,145,138

[1]	Isis Pharmaceuticals, Inc.	15,602,241	--	--	21,810,000

	J.D. Wetherspoon PLC (GBP)	--	--	508,879	114,000,270

[1]	Komag, Inc.	12,445,240	--	--	20,018,250

[1]	M-Systems Flash Disk Pioneers Ltd.	24,018,884	--	--	30,537,500

[1]	Magma Design Automation, Inc.	--	--	--	55,920,000

[1]	NIC, Inc.	--	8,966,843	--	17,974,500

[1]	NMT Medical, Inc.	--	--	--	5,267,750

[1]	Natus Medical, Inc.	--	9,538,680	--	--

[1]	Online Resources Corp.	--	--	--	8,550,000

[1]	Online Resources Corp.	--	--	--	3,021,000

	PETsMART, Inc.	126,406	--	--	277,000,000

[1]	Pharmacyclics, Inc.	21,002,052	--	--	27,329,540

[1]	Philadelphia Consolidated Holding Corp.	3,284,576	6,330,932	--	71,372,356

[1]	RTW, Inc.	--	2,582,750	--	--

	Therasense, Inc.	--	4,189,222	--	--

[1]	Time Warner Telecom, Inc.	19,831,620	--	--	11,400,000

[1]	United Surgical Partners International, Inc.	63,802,762	--	--	89,634,032

[1]	Vical, Inc.	6,875,000	--	--	6,562,500

	Winnebago Industries, Inc.	63,995,081	--	104,460	57,660,000

[1]	World Heart Corp.	4,145,807	2,903,187	--	6,250,000

[1]	World Heart Corp. -- Warrants 9/22/2008	--	--	--	8,114,342

[1]	Xicor, Inc.	--	--	--	29,300,000

	TOTAL OF AFFILIATED TRANSACTIONS	$411,982,104	$67,001,002	$613,339	$1,641,097,941

1 Non-income producing security.

2 Restricted security.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004, were as follows:

Purchases	$3,115,597,522

Sales	$1,608,867,324

7. OTHER

The Fund's Adviser and service provider made a voluntary contribution to the Fund of $100,674 for losses on investments due to a securities lending transaction.

8. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Country	Percentage of Net Assets
United States	78.0%
United Kingdom	3.4%
Canada	2.3%
Bermuda	2.1%
Japan	1.7%
Cayman Islands	1.6%
Germany	1.0%
Netherlands	0.7%
Ireland	0.5%
Israel	0.5%
Italy	0.5%
India	0.4%
France	0.2%
Mexico	0.2%
Australia	0.1%
British Virgin Islands	0.1%
Brazil	0.0%[1]
Indonesia	0.0%[1]
Thailand	0.0%[1]

1 Represents less than 0.1%.

9. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Federated is performing an internal review of past mutual fund trading practices utilizing external legal and financial experts to assess the impact of these issues under the direction of the Independent Trustees of the Funds and in concert with a special investigative committee of Federated's Board. As a result of this ongoing review, Federated has established a restoration fund of $7.6 million representing: 1) the detrimental impact on those Funds from frequent trading activity; 2) the possible detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times; 3) receipt of fees received by Federated from assets invested as a result of frequent trading arrangements; and 4) interest on those amounts identified under the three items previously identified. The Independent Trustees of the Fund are in the process of finalizing the amount of the restoration fund attributable to actions affecting the Fund and the manner in which such amount will be distributed to the Fund and/or its shareholders.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

26667 (6/04)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Class K Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited)
4/30/2004
Net Asset Value, Beginning of Period	$4.90
Income From Investment Operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.21

TOTAL FROM INVESTMENT OPERATIONS	0.17

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.04)

Net Asset Value, End of Period	$5.03

Total Return[5]	3.59%[6]

Ratios to Average Net Assets:

Expenses	1.95%[7]

Net investment income (loss)	(1.41)%[7]

Expense waiver/reimbursement[8]	0.44%[7]

Supplemental Data:

Net assets, end of period (000 omitted)	$3,546,881

Portfolio turnover	31%

Redemption fees consisted of the following per share amounts[9]	$0.00 [10]

1 The Fund changed its fiscal year end from December 31 to October 31. Effective January 1, 2004, Federated Equity Management Company of Pennsylvania became the Fund's investment adviser. Effective April 23, 2001, Federated Investment Management Company served as the Fund's investment adviser. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser.

2 Beginning with the period ended October 31, 2001, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Per share numbers have been calculated using average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

4 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 During the period, the Fund received payment from the adviser and service provider for certain losses on investments, which had an impact of less than 0.01% on total return. See Notes to Financial Statements. (Note 7)

7 Computed on an annualized basis.

8 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

9 Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Periods prior to October 31, 2001 have not been restated to reflect this change.

10 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,		Period Ended [1,2]	Year Ended December 31,
2003	2002	10/31/2001	2000	1999	1998
$3.54	$4.23	$4.43	$5.95	$5.68	$6.37

(0.06)[3]	(0.05)[3,4]	(0.03)[3]	(0.05)	(0.06)	(0.04)
1.42	(0.28)[4]	(0.17)	0.76	1.32	0.02

1.36	(0.33)	(0.20)	0.71	1.26	(0.02)

--	(0.36)	--	(2.23)	(0.99)	(0.67)

$4.90	$3.54	$4.23	$4.43	$5.95	$5.68

38.42%	(8.92)%	(4.51)%	10.86%	26.01%	0.72%

1.95%	1.95%	1.95%[7]	1.89%	1.95%	1.96%

(1.46)%	(1.25)%[4]	(0.48)%[7]	(0.80)%	(1.19)%	(0.66)%

0.52%	0.45%	0.30%[7]	0.12%	0.15%	0.11%

$3,494,765	$2,603,263	$3,018,540	$3,367,994	$3,475,875	$4,621,018

72%	65%	74%	78%	78%	59%

$0.00 [10]	$0.00 [10]	$0.00 [10]	--	--	--

Portfolio of Investments

April 30, 2004 (unaudited)

Shares or Units Held			Value
		COMMON STOCKS--92.8%
		FINANCIALS--10.6%
		Finance--3.7%
1,300,000		Capital One Financial Corp.	$85,189,000
900,000	[1,2]	Federal Agricultural Mortgage Corp., Class C	22,527,000
2,000,000	[1]	LaBranche & Co., Inc.	19,540,000
1,300,000	[1]	IndyMac Bancorp, Inc.	41,808,000
3,761,800	[1]	Shinsei Bank Ltd. (JPY)	25,291,986
148,160	[1]	Shokoh Fund & Co. Ltd. (JPY)	30,353,293
118,300		State Bank of India (IDR)	1,709,458
335,800	[1,3]	TNS, Inc.	7,186,120
200,000		Wachovia Corp.	9,150,000

		TOTAL	242,754,857

		Insurance--5.7%
2,789,600	[3]	Assurant, Inc.	67,954,656
2,160,000		Axis Capital Holdings Ltd.	58,860,000
996,000	[1]	Endurance Specialty Holdings Ltd.	33,425,760
94,000	[1,3]	Markel Corp.	27,542,940
300,000		Mercury General Corp.	15,297,000
1,236,099	[1,2,3]	Philadelphia Consolidated Holding Corp.	71,372,356
2,546,400	[1]	Willis Group Holdings Ltd.	92,459,784

		TOTAL	366,912,496

		Real Estate--0.8%
100,000		Agree Realty Corp.	2,450,000
100,000		American Financial Realty Trust	1,480,000
1,269,700	[1]	St. Joe Co.	49,772,240

		TOTAL	53,702,240

		Venture Capital--0.4%
1	[4]	Apollo Investment Fund V	4,746,731
1	[4]	De Novo Ventures I, LP	7,549,579
1	[3,4]	FA Private Equity Fund IV, LP	166,628
1	[4]	Greenfield Technology Venture Fund	33,287
1	[3,4]	Infrastructure Fund	172,476
Shares or Units Held			Value
		COMMON STOCKS--continued
		FINANCIALS--continued
		Venture Capital--continued
1	[4]	Internet.com Venture Fund III, LLC	$82,140
1	[4]	Latin Healthcare Fund	9,009,621
1	[4]	Peachtree/CB Partners, LLC	0
1	[3,4]	Peachtree/Heartlab Partners, LLC	673,750
1	[4]	Peachtree/Leadscope, LLC	68,340
1	[3,4]	Peachtree/Leadscope, LLC	300,000
1	[4]	Peachtree/Open Networks Partners, LLC	283,000
1	[4]	Peachtree/Velquest Partners, LLC	358,125
1	[4]	Rocket Ventures II, LP	2,683,532
1	[4]	Vennworks	0

		TOTAL	26,127,209

		TOTAL FINANCIALS	689,496,802

		HEALTH--21.2%
		Healthcare Services--5.3%
100,000	[1,3]	Biosite, Inc.	3,962,000
1,363,000	[1,3]	Caremark Rx, Inc.	46,137,550
222,000	[3]	Chindex International, Inc.	1,756,464
44,400	[3]	Chindex International, Inc. -- Warrants 3/31/2009	218,889
729,800	[3]	Community Health Systems, Inc.	18,821,542
3,985	[4]	CompBenefits Corp. - Convertible Participating Pfd.	2,105,742
347,492	[4]	CompBenefits Corp. - Voting Common	304,055
800	[1,3]	IMPAC Medical Systems, Inc.	19,504
500,000	[3]	Kinetic Concepts, Inc.	24,200,000
400,000	[1,3]	NBTY, Inc.	14,864,000
776,000	[3]	Omnicell, Inc.	10,693,280
2,000,000	[1]	Select Medical Corp.	37,900,000
84,700	[3]	Symbion, Inc.	1,380,610
1,000,000	[1,3]	TLC Vision Corp.	11,880,000
2,474,711	[1,2,3]	United Surgical Partners International, Inc.	89,634,032
1,200,000	[1]	UnitedHealth Group, Inc.	73,776,000
100,000	[1,3]	VistaCare, Inc., Class A	2,519,000

		TOTAL	340,172,668

Shares or Units Held			Value
		COMMON STOCKS--continued
		HEALTH--continued
		Medical Equipment & Supplies--9.9%
500,000	[3]	ATS Medical, Inc.	$2,550,000
650,000	[3,4]	Aradigm Corp., Warrants 12/17/2006	113,177
3,079,997	[1,2,3]	Aspect Medical Systems, Inc.	51,867,149
200,000	[3]	Boston Scientific Corp.	8,238,000
100,000	[1,3]	CardioDynamics International Corp.	585,000
2,685,714	[1,2,3]	Conceptus, Inc.	30,885,711
600,000	[2,3,4]	Conceptus, Inc.	6,900,000
714,286	[2,4]	Conceptus, Inc.	8,214,289
4,761,904	[4]	Converge Medical, Inc. - Series C Pfd.	1,285,714
500,000	[3,4]	Cortek, Inc. - Series C Convertible Pfd.	660,000
1,515,152	[4]	Cortek, Inc. - Series D Convertible Pfd.	2,000,001
446,816	[4]	Cortek, Inc. - Series D2 Convertible Pfd.	589,797
2,433,750	[1,2,3]	Curon Medical, Inc.	5,183,888
4,000,000	[3]	Cytyc Corp.	85,600,000
2,083,333	[4]	DexCom, Inc. - Series B Pfd.	4,791,666
434,783	[4]	DexCom, Inc. - Series C Pfd.	1,000,001
1,693,500	[1,2,3]	DJ Orthopedics, Inc.	39,001,305
3,072,500	[1,2,3]	Dyax Corp.	43,015,000
500,000	[1,3]	Endocardial Solutions, Inc.	4,050,000
1,312,250	[1,3,4]	Endologix, Inc.	6,639,985
600,000	[3]	Endologix, Inc.	3,036,000
3,555,556	[3]	Endologix, Inc.	17,991,113
100,000	[3]	Gen-Probe, Inc.	3,334,000
278,700	[1,3]	I-Flow Corp.	4,080,168
2,000,000	[2,3]	Illumina, Inc.	15,020,000
1,745,100	[3]	INAMED Corp.	102,681,684
1,000,000	[1,3]	Kyphon, Inc.	25,100,000
13,393		Medtronic, Inc.	337,704
1,000,000		Medtronic, Inc.	50,460,000
1,109,000	[2,3]	NMT Medical, Inc.	5,267,750
1,034,845	[1,3]	Orthofix International NV	46,568,025
469,087	[1,3]	Rita Medical Systems, Inc.	3,002,157
1,040,000	[4]	Sanarus Medical, Inc. -- Series A Pfd.	915,200
Shares or Units Held			Value
		COMMON STOCKS--continued
		HEALTH--continued
		Medical Equipment & Supplies--continued
1,448,436	[4]	Sanarus Medical, Inc. -- Series B Pfd.	$1,274,626
4,456,271	[4]	Sanarus Medical, Inc. -- Series C Pfd.	3,004,289
148,100	[3]	St. Jude Medical, Inc.	11,294,106
200,000	[1]	Stryker Corp.	19,786,000
723,220	[3,4]	ThermoGenesis Corp.	2,713,521
200,000	[1,3]	Urologix, Inc.	2,440,000
500,000	[1,3]	VISX, Inc.	10,945,000
1,000,000	[1,2,3]	World Heart Corp.	6,250,000
1,410,138	[2,3]	World Heart Corp. -- Warrants 9/22/2008	8,114,342

		TOTAL	646,786,368

		Pharmaceutical & Biotech--6.0%
446,093	[4]	Acadia Pharmaceuticals, Inc. -- Series E Pfd.	1,204,451
925,926	[4]	Acadia Pharmaceuticals, Inc. -- Series F Pfd.	2,500,000
482,500	[1,3]	Alexion Pharmaceuticals, Inc.	10,865,900
700,000	[1]	Allergan, Inc.	61,635,000
1,475,100	[2,3]	Anika Therapeutics, Inc.	13,969,197
1,694,915	[4]	Ardais Corp. -- Convertible Pfd.	1,000,000
790,960	[4]	Ardais Corp. -- Series C Convertible Pfd.	466,666
948,817	[1,3]	Atrix Labs, Inc.	28,616,321
2,000,000	[1,3]	Avigen, Inc.	9,440,000
800,000	[1,3]	Cepheid, Inc.	6,192,000
1,400,000	[1,3]	Cubist Pharmaceuticals, Inc.	13,916,000
1,095,500	[1,3]	Cypress Bioscience, Inc.	15,917,615
645,161	[4]	diaDexus, Inc. -- Series C Pfd.	503,226
900,000	[1,3]	DOV Pharmaceutical, Inc.	15,579,000
96,414	[3]	DOV Pharmaceutical, Inc. -- Warrants 6/2/2009	1,178,605
200,000	[3]	Gilead Sciences, Inc.	12,166,000
2,545,700	[1,2,3]	Inveresk Research Group, Inc.	72,145,138
3,000,000	[1,2,3]	Isis Pharmaceuticals, Inc.	21,810,000
907,400	[1,3]	Kosan Biosciences, Inc.	12,540,268
1,000,000	[3]	La Jolla Pharmaceutical Co.	3,340,000
200,000	[1,3]	Millennium Pharmaceuticals, Inc.	2,998,000
266,668	[4]	Mitokor -- Series F Pfd.	66,667
Shares or Units Held			Value
		COMMON STOCKS--continued
		HEALTH--continued
		Pharmaceutical & Biotech--continued
266,668	[4]	Mitokor -- Series F1 Pfd.	$66,667
99,900	[1,3]	Neurochem, Inc.	2,436,561
37,037	[3,4]	Onyx Pharmaceuticals, Inc.	1,826,665
200,000	[1,3]	OraSure Technologies, Inc.	1,682,000
2,296,600	[1,2,3]	Pharmacyclics, Inc.	27,329,540
740,418	[3]	Point Therapeutics, Inc.	4,590,592
849,887	[1]	Ranbaxy Laboratories Ltd., GDR	20,306,860
508,000	[1,3]	Shire Pharmaceuticals Group PLC, ADR	14,097,000
1,250,000	[2,3]	Vical, Inc.	6,562,500
37,000	3	Vicuron Pharmaceuticals, Inc.	843,970
566,500	[1,3]	Xcyte Therapies, Inc.	3,483,975

		TOTAL	391,276,384

		TOTAL HEALTH	1,378,235,420

		RETAIL--16.1%
		Restaurant--2.0%
100,000	[1]	Bob Evans Farms, Inc.	3,066,000
347,000	[1,3]	Cheescake Factory Inc.	14,695,450
21,095,300	[2]	J.D. Wetherspoon PLC (GBP)	114,000,270

		TOTAL	131,761,720

		Retail--14.1%
7,100,000	[2,3]	Advance Auto Parts, Inc.	306,365,000
600,000	[1,3]	Bed Bath & Beyond, Inc.	22,272,000
500,000	[1,3]	CarMax, Inc.	12,960,000
525,200	[1,3]	Cost Plus, Inc.	19,012,240
750,000		Dollar General Corp.	14,070,000
1,400,000	[1,3]	Dollar Tree Stores, Inc.	37,730,000
1,100,000		Family Dollar Stores, Inc.	35,354,000
1,000,000	[3]	Kohl's Corp.	41,790,000
150,000		MSC Industrial Direct Co., Inc., Class A	4,299,000
1,000,000	[1,3]	PETCO Animal Supplies, Inc.	29,360,000
10,000,000	[1,2]	PETsMART, Inc.	277,000,000
400,000	[3]	Shoppers Drug Mart Corp. (CAD)	8,865,235
1,100,000	[3]	Shoppers Drug Mart Corp. (CAD)	24,379,397
Shares or Units Held			Value
		COMMON STOCKS--continued
		RETAIL--continued
		Retail--continued
598,500	[3]	Timberland Co., Class A	$37,537,920
270,000	[1]	Wal-Mart Stores, Inc.	15,390,000
1,000,000	[3]	Williams-Sonoma, Inc.	32,480,000

		TOTAL	918,864,792

		TOTAL RETAIL	1,050,626,512

		SERVICES--16.2%
		Business Services--4.2%
6,000,000	[1,3]	Cendant Corp.	142,080,000
271,900	[1,3]	Concorde Career Colleges, Inc.	5,573,950
750,000	[1,3]	CoStar Group, Inc.	29,572,500
340,000	[3]	Exponent, Inc.	8,510,200
98,300		Intersections, Inc.	2,428,010
400,000	[1,3]	Kroll, Inc.	11,856,000
1,250,000	[1,3]	Lexar Media, Inc.	11,625,000
300,000	[3]	LKQ Corp.	5,328,000
135,000	[3]	Universal Technical Institute, Inc.	6,006,150
1,150,000	[1,3]	VCA Antech, Inc.	47,023,500

		TOTAL	270,003,310

		Media--4.6%
1,770,600	[2,3]	Central European Media Enterprises Ltd., Class A	32,224,920
1,500,000		Clear Channel Communications, Inc.	62,235,000
1,000,000	[2,3]	Citadel Broadcasting Co.	17,350,000
338,900	[1]	E.W. Scripps Co., Class A	35,770,895
200,000	[3]	Entercom Communications Corp.	9,120,000
537,158	[1,3]	JC Decaux SA (EUR)	11,261,984
225,900		Journal Communications, Inc., Class A	3,989,394
398,700	[1,3]	Knology, Inc.	3,173,652
1,000,000	[1,3]	Lamar Advertising Co.	41,060,000
202,000	[1,3]	LodgeNet Entertainment Corp.	4,080,400
32,396	[3]	SKY Perfect Communications, Inc. (JPY)	43,093,041
1,000,000	[1]	Viacom, Inc., Class B	38,650,000

		TOTAL	302,009,286

Shares or Units Held			Value
		COMMON STOCKS--continued
		SERVICES--continued
		Recreation & Entertainment--1.6%
200,000		Carnival Corp.	$8,534,000
150,000		International Speedway Corp.	6,319,500
790,000	[1]	Orient-Express Hotel Ltd., Class A	12,766,400
300,000	[1]	Speedway Motorsports, Inc.	8,946,000
800,000		Volume Services America Holdings, Inc.	12,040,000
2,000,000	[1,2]	Winnebago Industries, Inc.	57,660,000

		TOTAL	106,265,900

		Telecommunication Services--0.6%
100,000	[3]	Crown Castle International Corp.	1,395,000
500,000	[1,2]	Crown Castle International Corp., Convertible, $3.13	23,312,500
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	362,000
3,000,000	[1,2,3]	Time Warner Telecom, Inc.	11,400,000
2,150,000	[3]	Wireless Matrix Corp. (CAD)	2,241,461

		TOTAL	38,710,961

		Transportation--5.2%
198,600	[1]	Coachmen Industries, Inc.	3,163,698
2,750,000		Deutsche Post AG (EUR)	60,588,362
1,000,000	[1,3]	EGL, Inc.	18,540,000
1,000,000		Expeditors International Washington, Inc.	40,190,000
1,000,000		FedEx Corp.	71,910,000
1,150,000	[1,3]	Jet Blue Airways Corp.	31,832,000
399,400	[3]	Maruti Udyog Ltd. (IDR)	4,886,745
1,000,000	[1,3]	Ryanair Holdings PLC, ADR	33,320,000
799,200	[1]	United Parcel Service, Inc., Class B	56,063,880
125,000		USS Co., Ltd. (JPY)	10,553,344
200,000	[1]	UTI Worldwide, Inc.	9,162,000

		TOTAL	340,210,029

		TOTAL SERVICES	1,057,199,486

		TECHNOLOGY--18.2%
		Computer Software--5.0%
300,000	[1,3]	Activision Inc.	4,518,000
9,000	[3,4]	Attunity Ltd. -- Warrants 3/21/2005	357
9,000	[3,4]	Attunity Ltd. -- Warrants 3/22/2005	357
Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Computer Software--continued
550,000	[1]	Autodesk, Inc.	$18,425,000
571,900	[3]	BindView Development Corp.	1,761,452
10,000	[1,3]	Citadel Security Software, Inc.	42,800
250,000	[1,3]	Cognos, Inc.	7,882,500
100,000	[3]	Electronic Arts, Inc.	5,062,000
700,000	[1,3]	Epicor Software Corp.	8,967,000
500,000	[1]	Fair Isaac Corp.	16,860,000
1,000,000	[1,3]	FileNet Corp.	27,460,000
400,000	[1,3]	Hyperion Solutions Corp.	15,352,000
1,000,000	[3]	Informatica Corp.	7,240,000
1,000,000	[1,3]	Intervoice, Inc.	12,450,000
400,000	[1,3]	JDA Software Group, Inc.	5,252,000
200,000	[1,3]	Lawson Software, Inc.	1,418,000
1,150,000	[1,3]	Leapfrog Enterprises, Inc.	24,736,500
375,000	[1,3]	Macromedia, Inc.	7,725,000
3,000,000	[1,2,3]	Magma Design Automation, Inc.	55,920,000
850,000		Microsoft Corp.	22,074,500
200,000	[1,3]	MicroStrategy, Inc., Class A	9,608,200
500,000	[1,3]	NetIQ Corp.	6,430,000
250,000	[1,3]	Novell, Inc.	2,410,000
3,000,000	[3]	Oracle Corp.	33,660,000
500,000	[3]	QAD, Inc.	5,505,000
250,000		SAP (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	9,320,000
1		Sensable Technologies, Inc.	277,697
1,333,334	[4]	Sensable Technologies, Inc. -- Series B Pfd.	1,333,334
443,979	[4]	Sensable Technologies, Inc. -- Series C Pfd.	443,979
550,000	[3]	Siebel Systems, Inc.	5,654,000
240,000	[1,3]	Sonic Solutions	4,322,400
150,000	[3]	Vastera, Inc.	592,500
1,187,500	[1,3]	Visual Networks, Inc.	3,729,938

		TOTAL	326,434,514

Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Data Processing Services--4.2%
4,146,800	[3]	Accenture Ltd.	$98,569,436
1,400,000	[1,3]	Affiliated Computer Services, Inc., Class A	67,900,000
883,200	[2,3]	Digitalnet Holdings, Inc.	20,984,832
1,017,812	[2,3]	Infocrossing, Inc.	14,656,493
356,234	[2,3]	Infocrossing, Inc. -- Warrants 10/21/2008	1,003,318
661,900	[1,3]	Intrado, Inc.	11,378,061
225,000	[3]	Iron Mountain, Inc.	10,239,750
500,000	[1,3]	Mobility Electronics, Inc.	4,095,000
1,500,000	[1,2,3]	Online Resources Corp.	8,550,000
530,000	[2,3]	Online Resources Corp.	3,021,000
2,000,000		Ryan Hankin Kent, Inc. -- Series B Pfd.	0
462,000	[1,3]	SanDisk Corp.	10,676,820
947,000	[1,3]	Silicon Storage Technology, Inc.	12,547,750
250,000	[3]	Veritas Software Corp.	6,667,500

		TOTAL	270,289,960

		Electronic Equipment & Instruments--1.4%
348,600		CDW Corp.	21,784,014
1,149,700	[2,3]	Digital Theater Systems, Inc.	25,718,789
192,800	[1,3]	Research In Motion Ltd.	16,727,328
278,900	[3]	SiRF Technology Holdings, Inc.	4,462,400
2,000,000	[3]	Staktek Holdings, Inc.	18,000,000
200,000	[3]	Taser International, Inc.	6,468,000

		TOTAL	93,160,531

		Networking & Telecommunication Equipment--0.5%
126,300	[1,3]	Atheros Communications	1,784,619
1,059,322	[4]	Expand Networks Ltd.	497,881
10,000	[3]	Foundry Networks, Inc.	113,000
679,348	[4]	Multiplex, Inc. -- Series C Pfd.	135,869
1,000,000	[1,3]	UTStarcom, Inc.	26,350,000

		TOTAL	28,881,369

Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Online Internet Information--1.4%
750,000	[1,3]	1-800-FLOWERS.COM, Inc.	$7,567,500
683,100	[1,3]	Altiris, Inc.	17,282,430
947,964	[1,2,3]	Bankrate, Inc.	11,489,323
500,000	[2,3]	Bankrate, Inc.	5,454,000
2,250,000	[2,3]	Digital Impact, Inc.	4,500,000
100,000	[3]	DoubleClick, Inc.	807,000
550,000	[1,3]	eCollege.com	9,944,000
4,692	[3]	Hollywood Media Corp.	17,548
101,156	[3]	Hollywood Media Corp. - Warrants 5/22/2007	264,483
1,500,000	[3]	HomeStore.com, Inc.	7,200,000
686,100	[3]	Marimba, Inc.	5,543,688
250,000	[3]	Mediagrif Interactive Technologies, Inc. (CAD)	2,250,939
3,450,000	[1,2,3]	NIC, Inc.	17,974,500
300,000	[3]	Stamps.com, Inc.	2,046,000
100,000	[1,3]	ValueClick, Inc.	1,036,000

		TOTAL	93,377,411

		Semiconductor & Equipment--5.7%
155,200	[1,3]	Asyst Technologies, Inc.	1,025,872
400,000	[1,3]	ATI Technologies, Inc. (CAD)	5,817,811
1,600,000	[1,3]	ATI Technologies, Inc.	23,280,000
784,700	[1,2,3]	Brillian Corp.	7,588,049
200,000	[1,3]	Broadcom Corp.	7,552,000
1,399,019	[1,3]	Conexant Systems, Inc.	6,085,733
1,000,000	[1,3]	Cree, Inc.	18,550,000
796,600	[3]	CSR PLC (GBP)	3,695,961
1,000,000	[1,3]	ESS Technology, Inc.	10,720,000
500,000	[3]	Intergrated Device Technology, Inc.	6,725,000
1,575,000	[1,2,3]	Komag, Inc.	20,018,250
500,000	[1,3]	Kulicke & Soffa Industries, Inc.	4,965,000
1,750,000	[1,2,3]	M-Systems Flash Disk Pioneers Ltd.	30,537,500
42,500	[1,3]	Marvell Technology Group Ltd.	1,646,025
2,000,000	[1,3]	Mattson Technology, Inc.	19,560,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		TECHNOLOGY--continued
		Semiconductor & Equipment--continued
4,000,000	[1,3]	MEMC Electronic Materials, Inc.	$31,880,000
250,000	[1,3]	National Semiconductor Corp.	10,197,500
2,490,700	[1,3]	ON Semiconductor Corp.	12,030,081
6,191,100	[1,3]	Seagate Technology Holdings	77,450,661
779,700	[1,3]	Sigmatel Inc.	19,063,665
236,600	[1,3]	Synaptics, Inc.	3,915,730
448,700	[3]	Ultra Clean Holdings, Inc.	3,342,815
250,000	[1,3]	Ultratech, Inc.	4,027,500
1,233,500	[3]	Western Digital Corp.	9,966,680
2,000,000	[1,2,3]	Xicor, Inc.	29,300,000

		TOTAL	368,941,833

		TOTAL TECHNOLOGY	1,181,085,618

		OTHER--10.5%
		Energy--2.1%
104,200		Allete, Inc.	3,600,110
524,900	[1]	Anadarko Petroleum Corp.	28,124,142
165,000	[1]	Consolidated Water Co.	3,348,015
10,000		Electricity Generating Public Co. Ltd. (THB)	16,854
1,000,000		EnCana Corp.	39,220,000
688,200		Kinder Morgan, Inc.	41,436,522
150,000	[1]	NuCo2, Inc.	2,700,000
497,800	[3]	Premcor, Inc.	17,139,254

		TOTAL	135,584,897

		Industrial Conglomerates--6.6%
350,000	[1]	Cemex SA de CV, ADR	10,307,500
300,000	[1]	Centex Corp.	14,385,000
600,000	[1,3]	DRS Technologies, Inc.	16,950,000
100,000	[1]	Empresa Brasileira de Aeronautica SA, ADR	2,580,000
4,000,000	[1]	Enel SpA (EUR)	31,868,119
9,661,700		General Electric Company	289,367,915
150,000	[1,3]	InVision Technologies, Inc.	7,452,000
24,052,000	[3]	Lee & Man Paper Manufacturing Ltd. (HKD)	22,048,232
Shares or Units Held or Principal Amount			Value
		COMMON STOCKS--continued
		OTHER--continued
		Industrial Conglomerates--continued
1,900,000	[3]	Rinker Group Ltd. (AUD)	$9,764,513
392,200	[1,3]	Simpson Manufacturing Co., Inc.	20,457,152
159,400	[3]	URS Corp.	4,117,302

		TOTAL	429,297,733

		Metals & Mining--0.4%
796,600	[3]	Century Aluminum Co.	15,772,680
400,000		Newmont Mining Corp.	14,960,000

		TOTAL	30,732,680

		Staples--1.4%
1,500,000		Dean Foods Co.	50,370,000
248,900		Weyerhaeuser Co.	14,734,880
302,700	[1]	Whole Foods Market, Inc.	24,212,973

		TOTAL	89,317,853

		TOTAL OTHER	684,933,163

		TOTAL COMMMON STOCKS (IDENTIFIED COST $4,616,055,258)	6,041,577,001

		CORPORATE BONDS--0.5%
		Business Services--0.0%
$2,000,000		School Specialty, Inc., Sub. Note, 3.75%, 8/1/2023	2,313,860

		Electronic Equipment & Instruments--0.0%
1,000,000		Roper Industries, Inc., Conv. Bond, 1.48%, 1/15/2034	438,980

		Information Technology Services--0.0%
2,325,000		Safeguard Scientifics, Inc., 5.00%, 6/15/2006	2,338,717

		Internet Software & Services--0.0%
1,000,000	[4]	Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005	1,243,814

		Media--0.5%
29,900,000		Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	28,961,738

		Pharmaceutical & Biotech--0.0%
1	[4]	Ardais Corp., Conv. Note, 8.00%, 12/31/2004	434,259

		TOTAL CORPORATE BONDS (IDENTIFIED COST $35,674,278)	35,731,368

Shares or Units Held			Value
		COMMON STOCKS--continued
		MUTUAL FUNDS--19.3%[2]
441,134,950		Prime Value Obligations Fund, IS Shares	$441,134,950
814,596,732		Prime Value Obligations Fund, IS Shares (held as collateral for securities ending)	814,596,732

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	1,255,731,682

		TOTAL INVESTMENTS--112.6% (IDENTIFIED COST $5,907,461,218)[5]	7,333,040,051

		OTHER ASSETS AND LIABILITIES -- NET--(12.6)%	(821,974,967)

		TOTAL NET ASSETS--100%	$6,511,065,084

		SCHEDULE OF SECURITIES SOLD SHORT
100,000		Cutera Inc. (Proceeds $1,423,992)	$1,450,000

1 Certain shares are temporarily on loan to unaffiliated broker/dealer.

2 Affiliated company. At April 30, 2004, these securities amounted to $2,895,334,143 which represents 44.5% of net assets.

3 Non-income producing security.

4 Restricted security not registered under the Securities Act of 1933. At April 30, 2004, these securities amounted to $80,363,464 which represents 1.2% of net assets.

5 The cost of investments for federal tax purposes amounts to $5,907,277,273.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AUD	--Australian Dollar
CAD	--Canadian Dollar
EUR	--Euro Currency
GBP	--British Pound
GDR	--Global Depository Receipt
HKD	--Hong Kong Dollar
IDR	--Indian Rupee
JPY	--Japanese Yen
THB	--Thai Baht

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $2,895,334,143 of investments in affiliated issuers (Note 5) and $792,355,829 of securities loaned (identified cost $5,907,461,218)		$7,333,040,051
Income receivable		1,740,966
Receivable for investments sold		38,662,480
Receivable for shares sold		19,484,159

TOTAL ASSETS		7,392,927,656

Liabilities:
Securities sold short, at value (proceeds $1,423,992)	$1,450,000
Payable to bank	3,012,576
Payable for investments purchased	52,340,117
Payable for shares redeemed	6,459,560
Payable for collateral due to broker	814,596,732
Payable for foreign currency exchange contract	792
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	617,003
Payable for distribution services fee (Note 5)	1,784,748
Payable for shareholder services fee (Note 5)	1,395,224
Accrued expenses	205,820

TOTAL LIABILITIES		881,862,572

Net assets for 1,300,130,374 shares outstanding		$6,511,065,084

Net Assets Consist of:
Paid in capital		$4,842,685,681
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,425,552,878
Accumulated net realized gain on investments and foreign currency transactions		290,661,033
Accumulated net investment income (loss)		(47,834,508)

TOTAL NET ASSETS		$6,511,065,084

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,555,529,510 ÷ 309,724,067 shares outstanding)		$5.02

Offering price per share (100/94.50 of $5.02)[1]		$5.31

Redemption proceeds per share		$5.02

Class B Shares:
Net asset value per share ($930,456,501 ÷ 187,978,162 shares outstanding)		$4.95

Offering price per share		$4.95

Redemption proceeds per share (94.50/100 of $4.95)[1]		$4.68

Class C Shares:
Net asset value per share ($478,197,701 ÷ 96,594,188 shares outstanding)		$4.95

Offering price per share (100/99.00 of $4.95)[1]		$5.00

Redemption proceeds per share (99.00/100 of $4.95)[1]		$4.90

Class K Shares:
Net asset value per share ($3,546,881,372 ÷ 705,833,957 shares outstanding)		$5.03

Offering price per share		$5.03

Redemption proceeds per share (99.80/100 of $5.03)[1]		$5.02

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Dividends (including $5,762,913 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $238,736)			$15,776,459
Interest (including income on securities loaned of $635,957)			1,078,108

TOTAL INCOME			16,854,567

Expenses:
Investment adviser fee (Note 5)		$44,626,700
Administrative personnel and services fee (Note 5)		2,502,227
Custodian fees		151,384
Transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)		666,719
Transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)		412,165
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)		196,993
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)		2,169,309
Directors'/Trustees' fees		12,220
Auditing fees		22,954
Portfolio accounting fees (Note 5)		131,217
Distribution services fee--Class A Shares (Note 5)		1,758,743
Distribution services fee--Class B Shares (Note 5)		3,267,771
Distribution services fee--Class C Shares (Note 5)		1,555,283
Distribution services fee--Class K Shares (Note 5)		8,925,637
Shareholder services fee--Class A Shares (Note 5)		1,758,743
Shareholder services fee--Class B Shares (Note 5)		1,089,257
Shareholder services fee--Class C Shares (Note 5)		518,428
Shareholder services fee--Class K Shares (Note 5)		4,462,818
Share registration costs		53,935
Printing and postage		266,730
Insurance premiums		2,675
Miscellaneous		54,719

TOTAL EXPENSES		74,606,627

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(4,697,548)
Waiver of administrative personnel and services fee	(115,873)
Waiver of transfer and dividend disbursing agent fees and expenses	(16,654)
Waiver of distribution services fee--Class A Shares	(101,726)
Waiver of distribution services fee--Class K Shares	(5,148,755)

TOTAL WAIVERS AND REIMBURSEMENTS		(10,080,556)

Net expenses			64,526,071

Net investment income (loss)			(47,671,504)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $62,289,216 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $64,342)			341,274,186
Net increase from payment from adviser and service provider for certain losses on investments (Note 7)			100,674
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(99,612,564)

Net realized and unrealized gain on investments and foreign currency			241,762,296

Change in net assets resulting from operations			$194,090,792

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(47,671,504)	$(64,895,190)
Net realized gain on investments, options and foreign currency transactions	341,274,186	483,084,166
Net increase from payment from adviser and service provider for certain losses on investments (Note 7)	100,674	--
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(99,612,564)	1,058,143,804

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	194,090,792	1,476,332,780

Distributions to Shareholders:
Distributions from net realized gain on investments, options and foreign currency transactions
Class A Shares	(11,539,573)	--
Class B Shares	(7,427,906)	--
Class C Shares	(3,378,490)	--
Class K Shares	(31,256,454)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,602,423)	--

Share Transactions:
Proceeds from sale of shares	1,063,267,880	1,931,666,516
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Small Company Stock Fund	--	27,571,282
Net asset value of shares issued to shareholders in payment of distributions declared	49,666,124	--
Cost of shares redeemed	(548,174,528)	(1,223,284,177)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	564,759,476	735,953,621

Change in net assets	705,247,845	2,212,286,401

Net Assets:
Beginning of period	5,805,817,239	3,593,530,838

End of period	$6,511,065,084	$5,805,817,239

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. The investment objective of the Fund is capital appreciation.

On September 27, 2003, the Fund received a tax-free transfer of assets from the Riggs Small Company Stock Fund, as follows:

Class A Shares of the Fund Issued	Riggs Small Company Stock Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Riggs Small Company Stock Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,954,920	$27,571,282	$4,885,828		$5,279,015,765	$27,571,282	$5,306,587,047

1 Unrealized Appreciation is included in the Riggs Small Company Stock Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent fees and expenses, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's taxes and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2004, the Fund had outstanding foreign currency commitments as set forth below.

Settlement Date Contract Bought:	Contract to Receive	In Exchange For	Contract at Value	Unrealized Depreciation
5/4/2004	255,504 British Pounds	$454,107	$453,315	$(792)

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. At April 30, 2004, the Fund had no outstanding written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$792,355,829	$814,596,732

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Additional information on each restricted illiquid security held at April 30, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Acadia Pharmaceuticals, Inc. -- Series E Pfd.	5/3/2000 -- 3/19/2003	$2,405,814

Acadia Pharmaceuticals, Inc. -- Series F Pfd.	3/19/2003	2,094,188

Apollo Investment Fund	5/18/2001 -- 3/1/2004	3,228,435

Aradigm Corp. -- Warrants 12/17/2006	12/17/2001	--

Ardais Corp., Conv. Note, 8.00%, 12/31/2004	4/14/2004	434,259

Ardais Corp. -- Convertible Pfd.	3/2/2001 -- 3/8/2001	9,999,999

Ardais Corp. -- Series C Convertible Pfd.	12/18/2002	4,666,664

Attunity Ltd. -- Warrants 3/21/2005	7/13/2000	--

Attunity Ltd. -- Warrants 3/22/2005	7/13/2000	--

Security	Acquisition Date	Acquisition Cost
CompBenefits Corp. -- Convertible Participating Pfd.	5/24/1995 -- 7/12/2000	$4,090,205

CompBenefits Corp. -- Voting Common	5/24/1995 -- 7/12/2000	176,696

Conceptus, Inc.	11/5/2001	7,950,000

Conceptus, Inc.	4/10/2001	5,000,000

Converge Medical, Inc. -- Series C Pfd.	10/25/2001	3,000,000

Cortek, Inc. -- Series C Convertible Pfd.	2/29/2000	1,000,000

Cortek, Inc. -- Series D Convertible Pfd.	6/18/2001	2,000,000

Cortek, Inc. -- Series D2 Convertible Pfd.	3/31/2003	589,797

De Novo Ventures I, LP	3/9/2000 -- 2/13/2004	7,500,000

DexCom, Inc. -- Series B Pfd.	12/1/2000	3,000,000

DexCom, Inc. -- Series C Pfd.	5/17/2002	1,000,001

diaDexus, Inc. -- Series C Pfd.	4/4/2000	4,999,998

Endologix, Inc.	12/8/2003 -- 1/23/2004	6,031,079

Expand Networks Ltd.	9/22/2000	2,500,000

FA Private Equity Fund IV, LP	3/4/2002 -- 1/21/2004	171,984

Greenfield Technology Venture Fund	6/15/1998	88,344

Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005	5/23/2002	1,000,000

Infrastructure Fund	8/11/2000 -- 4/9/2003	450,000

Internet.com Venture Partner III, LLC	5/17/2000 -- 4/10/2003	573,333

Latin Healthcare Fund	11/28/2000 -- 3/20/2002	9,934,956

Mitokor -- Series F Pfd.	11/9/2001	2,000,010

Mitokor -- Series F1 Pfd.	8/22/2000	2,000,010

Multiplex, Inc. -- Series C Pfd.	2/22/2001	5,000,001

Onyx Pharmaceuticals, Inc. -- Warrants 5/9/2008	5/8/2002 -- 3/30/2004	568,077

Peachtree/CB Partners, LLC	3/8/2000 -- 9/11/2002	3,503,863

Peachtree/Heartlab Partners, LLC	4/3/2001 -- 9/26/2001	687,795

Peachtree/Leadscope, LLC	6/30/2000 -- 10/2/2001	712,054

Peachtree/Leadscope, LLC	4/30/2002 -- 5/30/2002	3,000,000

Peachtree/Open Networks Partners, LLC	10/5/2000 -- 10/2/2001	990,753

Peachtree/Velquest Partners, LLC	9/14/2000 -- 10/2/2001	494,382

Rocket Ventures II, LP	7/20/1999 -- 12/2/2003	7,015,342

Sanarus Medical, Inc. -- Series A Pfd.	11/16/1999 -- 7/16/2001	1,560,000

Sanarus Medical, Inc. -- Series B Pfd.	7/16/2001 -- 9/19/2001	2,495,648

Sanarus Medical, Inc. -- Series C Pfd.	10/23/2003 - 10/30/2003	3,004,288

Sensable Technologies, Inc. -- Series B Pfd.	12/23/1997	2,064,237

Sensable Technologies, Inc. -- Series C Pfd.	4/5/2000	1,474,010

ThermoGenesis Corp.	3/11/2004	2,892,880

Vennworks	1/6/2000	5,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	110,120,766	$556,086,103	341,026,210	$1,288,773,682
Shares issued in connection with tax-free transfer of assets from Riggs Small Company Stock Fund	--	--	5,954,920	27,571,282
Shares issued to shareholders in payment of distributions declared	2,070,150	9,957,442	--	--
Shares redeemed	(45,603,342)	(229,437,111)	(226,850,034)	(816,216,407)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	66,587,574	$336,606,434	120,131,096	$500,128,557

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	37,571,572	$187,096,376	63,680,559	$256,865,845
Shares issued to shareholders in payment of distributions declared	1,407,067	6,683,585	--	--
Shares redeemed	(12,570,215)	(62,678,519)	(23,606,665)	(89,163,640)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	26,408,424	$131,101,442	40,073,894	$167,702,205

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	32,446,489	$161,682,315	45,088,215	$185,435,304
Shares issued to shareholders in payment of distributions declared	525,730	2,502,486	--	--
Shares redeemed	(6,137,920)	(30,515,739)	(11,648,240)	(44,872,769)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	26,834,299	$133,669,062	33,439,975	$140,562,535

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	31,343,969	$158,403,086	49,638,405	$200,591,685
Shares issued to shareholders in payment of distributions declared	6,332,430	30,522,611	--	--
Shares redeemed	(44,785,371)	(225,543,159)	(71,893,206)	(273,031,361)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(7,108,972)	$(36,617,462)	(22,254,801)	$(72,439,676)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	112,721,325	$564,759,476	171,390,164	$735,953,621

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $5,907,277,273. The net unrealized appreciation of investments for federal tax purposes was $1,425,762,778. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,647,216,934 and net unrealized depreciation from investments for those securities having an excess of cost over value of $221,454,156.

At October 31, 2003, the Fund had a capital loss carryforward of $47,057,503, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$46,671,390

2010	$ 386,113

As a result of the tax-free transfer of assets from Riggs Small Company Stock Fund, Federated Kaufmann Small Cap Fund and Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA") the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months April 30, 2004, the fees paid to FEMCOPA and FIMCO were $27,334,144 and $12,595,008, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $5,149,574 for the period.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. ("FGIMC") (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2004, the Sub-Adviser earned a sub-adviser fee of $35,457,187.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended April 30, 2004, FSC retained $744,313 in sale charges from the sale of Class A Shares. FSC also retained $3,698 of contingent deferred sales charges relating to redemptions of Class A Shares and $38,896 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the six months ended April 30, 2004, redemption fees of $359,968 were allocated to cover the cost of redemptions.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2004, the Fund had total commitments to limited partnerships and limited liability companies of $48,089,425; of this amount $38,224,348 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $9,865,077.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $63,045, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2004 were as follows:

Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
[1]	Advance Auto Parts, Inc.	$38,465,168	$ --	$ --	$306,365,000

[1]	Anika Therapeutics, Inc.	5,568,384	1,966,238	--	13,969,197

[1]	Aspect Medical Systems, Inc.	1,510,428	--	--	51,867,149

[1]	Bankrate, Inc.	--	--	--	11,489,323

[1]	Bankrate, Inc.	6,500,000	--	--	5,454,000

[1]	Brillian Corp.	2,225,950	1,907,961	--	7,588,049

[1]	Central European Media Enterprises Ltd., Class A	12,510,649	--	--	32,224,920

[1]	Citadel Broadcasting Co.	19,002,491	--	--	17,350,000

[1]	Conceptus, Inc.	10,509,833	--	--	30,885,711

[1,2]	Conceptus, Inc.	--	--	--	6,900,000

[2]	Conceptus, Inc.	--	--	--	8,214,289

	Crown Castle International Corp., Convertible, $3.13	--	--	--	23,312,500

[1]	Curon Medical, Inc.	--	--	--	5,183,888

[1]	DJ Orthopedics, Inc.	13,176,500	24,338,628	--	39,001,305

[1]	Digital Impact, Inc.	1,802,796	--	--	4,500,000

[1]	Digitalnet Holdings, Inc.	7,497,728	--	--	20,984,832

[1]	Digital Theater Systems, Inc.	16,065,488	122,690	--	25,718,789

[1]	Dyax Corp.	14,698,350	--	--	43,015,000

	Federal Agricultural Mortgage Corp., Class C	--	--	--	22,527,000

[1]	Illumina, Inc.	12,418,670	--	--	15,020,000

[1]	Infocrossing, Inc.	--	--	--	14,656,493

[1]	Infocrossing, Inc. -- Warrants 10/21/2008	--	--	--	1,003,318

[1]	Inveresk Research Group, Inc.	14,900,000	4,153,871	--	72,145,138

[1]	Isis Pharmaceuticals, Inc.	15,602,241	--	--	21,810,000

	J.D. Wetherspoon PLC (GBP)	--	--	508,879	114,000,270

[1]	Komag, Inc.	12,445,240	--	--	20,018,250

[1]	M-Systems Flash Disk Pioneers Ltd.	24,018,884	--	--	30,537,500

[1]	Magma Design Automation, Inc.	--	--	--	55,920,000

[1]	NIC, Inc.	--	8,966,843	--	17,974,500

Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
[1]	NMT Medical, Inc.	$ --	$ --	$ --	$ 5,267,750

[1]	Natus Medical, Inc.	--	9,538,680	--	--

[1]	Online Resources Corp.	--	--	--	8,550,000

[1]	Online Resources Corp.	--	--	--	3,021,000

	PETsMART, Inc.	126,406	--	--	277,000,000

[1]	Pharmacyclics, Inc.	21,002,052	--	--	27,329,540

[1]	Philadelphia Consolidated Holding Corp.	3,284,576	6,330,932	--	71,372,356

[1]	RTW, Inc.	--	2,582,750	--	--

[1]	Therasense, Inc.	--	4,189,222	--	--

[1]	Time Warner Telecom, Inc.	19,831,620	--	--	11,400,000

[1]	United Surgical Partners International, Inc.	63,802,762	--	--	89,634,032

[1]	Vical, Inc.	6,875,000	--	--	6,562,500

	Winnebago Industries, Inc.	63,995,081	--	104,460	57,660,000

[1]	World Heart Corp.	4,145,807	2,903,187	--	6,250,000

[1]	World Heart Corp. -- Warrants 9/22/2008	--	--	--	8,114,342

[1]	Xicor, Inc.	--	--	--	29,300,000

	TOTAL OF AFFILIATED TRANSACTIONS	$411,982,104	$67,001,002	$613,339	$1,641,097,941

1 Non-income producing security.

2 Restricted security.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004, were as follows:

Purchases	$3,115,597,522

Sales	$1,608,867,324

7. OTHER

The Fund's Adviser and service provider made a voluntary contribution to the Fund of $100,674 for losses on investments due to a securities lending transaction.

8. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Country	Percentage of Net Assets
United States	78.0%
United Kingdom	3.4%
Canada	2.3%
Bermuda	2.1%
Japan	1.7%
Cayman Islands	1.6%
Germany	1.0%
Netherlands	0.7%
Ireland	0.5%
Israel	0.5%
Italy	0.5%
India	0.4%
France	0.2%
Mexico	0.2%
Australia	0.1%
British Virgin Islands	0.1%
Brazil	0.0%[1]
Indonesia	0.0%[1]
Thailand	0.0%[1]

1 Represents less than 0.1%.

9. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Federated is performing an internal review of past mutual fund trading practices utilizing external legal and financial experts to assess the impact of these issues under the direction of the Independent Trustees of the Funds and in concert with a special investigative committee of Federated's Board. As a result of this ongoing review, Federated has established a restoration fund of $7.6 million representing: 1) the detrimental impact on those Funds from frequent trading activity; 2) the possible detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times; 3) receipt of fees received by Federated from assets invested as a result of frequent trading arrangements; and 4) interest on those amounts identified under the three items previously identified. The Independent Trustees of the Fund are in the process of finalizing the amount of the restoration fund attributable to actions affecting the Fund and the manner in which such amount will be distributed to the Fund and/or its shareholders.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172644

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

2090162 (6/04)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Small Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

2ND SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	4/30/2004	10/31/2003 [1]
Net Asset Value, Beginning of Period	$17.07	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.14)	(0.21)[2]
Net realized and unrealized gain on investments and foreign currency transactions	1.81	7.28

TOTAL FROM INVESTMENT OPERATIONS	1.67	7.07

Less Distributions:
Distributions from net realized gain on investments	(0.25)	--

Net Asset Value, End of Period	$18.49	$17.07

Total Return[3]	9.90%	70.70%

Ratios to Average Net Assets:

Expenses	1.95%[4]	1.95%[4]

Net investment income (loss)	(1.73)%[4]	(1.67)%[4]

Expense waiver/reimbursement[5]	0.20%[4]	0.85%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$184,851	$121,125

Portfolio turnover	35%	70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	4/30/2004	10/31/2003 [1]
Net Asset Value, Beginning of Period	$17.04	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.17)	(0.29)[2]
Net realized and unrealized gain on investments and foreign currency transactions	1.79	7.33

TOTAL FROM INVESTMENT OPERATIONS	1.62	7.04

Less Distributions:
Distributions from net realized gain on investments	(0.25)	--

Net Asset Value, End of Period	$18.41	$17.04

Total Return[3]	9.62%	70.40%

Ratios to Average Net Assets:

Expenses	2.50%[4]	2.50%[4]

Net investment income (loss)	(2.28)%[4]	(2.22)%[4]

Expense waiver/reimbursement[5]	0.15%[4]	0.80%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$73,712	$43,390

Portfolio turnover	35%	70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represent the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	4/30/2004	10/31/2003 [1]
Net Asset Value, Beginning of Period	$17.04	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.17)	(0.29)[2]
Net realized and unrealized gain on investments and foreign currency transactions	1.79	7.33

TOTAL FROM INVESTMENT OPERATIONS	1.62	7.04

Less Distributions:
Distributions from net realized gain on investments	(0.25)	--

Net Asset Value, End of Period	$18.41	$17.04

Total Return[3]	9.69%	70.40%

Ratios to Average Net Assets:

Expenses	2.50%[4]	2.50%[4]

Net investment income (loss)	(2.28)%[4]	(2.22)%[4]

Expense waiver/reimbursement[5]	0.15%[4]	0.80%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$86,338	$47,696

Portfolio turnover	35%	70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--98.0%
		Consumer Discretionary--28.1%
249,490	[1]	1-800-FLOWERS.COM, Inc.	$2,517,354
76,700	[1]	A.C. Moore Arts & Crafts, Inc.	2,088,541
397,182	[1]	Advance Auto Parts, Inc.	17,138,403
20,400		Applebee's International, Inc.	791,112
25,700	[1]	Arbitron, Inc.	957,325
88,000	[1]	Buffalo Wild Wings, Inc.	2,919,840
51,300	[1]	Cache, Inc.	1,436,400
540,200	[1]	Central European Media Enterprises Ltd., Class A	9,831,640
147,380	[1]	Cheesecake Factory, Inc.	6,241,543
27,100	[1]	Citadel Broadcasting Corp.	470,185
192,100		Coachmen Industries, Inc.	3,060,153
21,145	[1]	Cost Plus, Inc.	765,449
75,600	[1]	Ctrip.com International Ltd., ADR	2,181,816
40,618	[1]	Dick's Sporting Goods, Inc.	1,095,467
10,770	[1]	Entercom Communication Corp.	491,112
21,340		Family Dollar Stores, Inc.	685,868
5,900	[1]	Gander Mountain, CO	132,455
11,600	[1]	Getty Images, Inc.	633,360
76,736		International Speedway Corp., Class A	3,232,888
651,620		J.D. Wetherspoon PLC	3,521,394
25,000		Journal Communications, Inc., Class A	441,500
49,900	[1]	Knology, Inc.	397,204
60,100	[1]	LKQ Corp.	1,067,376
23,150	[1]	Lamar Advertising Co.	950,539
39,800	[1]	Lodgenet Entertainment Corp.	803,960
61,800		Maytag Corp.	1,724,220
210,698	[1]	Monro Muffler Brake, Inc.	5,008,291
60,706		Orient-Express Hotel Ltd.	981,009
29,800	[1]	PETCO Animal Supplies, Inc.	874,928
256,980		PETsMART, Inc.	7,118,346
168,691	[1]	Prime Hospitality Corp.	1,695,344
18,000		Ruby Tuesday, Inc.	538,560
1,699	[1]	SKY Perfect Communications, Inc.	2,260,004
71,000	[1]	Select Comfort Corp.	1,721,040
100,000		Speedway Motorsports, Inc.	2,982,000
Shares			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
55,000		Volume Services America Holdings, Inc.	$827,750
255,200		Winnebago Industries, Inc.	7,357,416

		TOTAL	96,941,792

		Consumer Staples--0.6%
54,400	[1]	NBTY, Inc.	2,021,504

		Energy--1.6%
17,900	[1]	Cooper Cameron Corp.	865,465
27,400	[1]	Encore Aquisition Co.	815,150
30,400	[1]	FMC Technologies, Inc.	828,400
29,900	[1]	National-Oilwell, Inc.	834,808
23,900	[1]	Noble Corp.	888,124
78,500	[1]	W-H Energy Services, Inc.	1,442,830

		TOTAL	5,674,777

		Financials--4.1%
25,558	[1]	Affiliated Managers Group	1,244,675
10,100		Agree Realty Corp.	247,450
32,400		American Financial Realty Trust	479,520
9,300		Capital One Financial Corp.	609,429
24,500		Endurance Specialty Holdings Ltd.	822,220
49,769	[1]	Federal Agricultural Mortgage Association, Class C	1,245,718
75,000		First Potomac Realty Trust	1,395,000
12,100		IndyMac Bancorp, Inc.	389,136
30,400	[1]	Philadelphia Consolidated Holding Corp.	1,755,296
290,140	[1]	Providian Financial Corp.	3,519,398
7,120		Shokoh Fund & Co. Ltd.	1,458,663
20,800		St. Joe Co.	815,360

		TOTAL	13,981,865

		Healthcare--23.4%
56,300	[1]	Abgenix, Inc.	916,001
296,100	[1]	Acusphere, Inc.	2,191,140
119,178	[1]	Alexion Pharmaceuticals, Inc.	2,683,889
62,088	[1]	Aspect Medical Systems, Inc.	1,045,562
67,650	[1]	Atrix Labs, Inc.	2,040,324
30,800	[1]	Biovail Corp.	585,200
51,938	[1]	CV Therapeutics, Inc.	748,427
726,700	[1]	Cambridge Heart, Inc.	574,093
69,800	[1]	Community Health Systems, Inc.	1,800,142
22,000	[1]	Corixa Corp.	128,700
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
162,080	[1]	Cytyc Corp.	$3,468,512
84,168	[1]	DJ Orthopedics, Inc.	1,938,389
69,625	[1]	DOV Pharmaceutical, Inc.	1,205,209
244,181	[1]	Dyax Corp.	3,418,534
480,000	[1]	Dynavax Technologies Corp.	3,350,400
40,000	[1]	Endo Pharmaceuticals Holdings, Inc.	954,800
171,200	[1]	Endocardial Solutions, Inc.	1,386,720
126,400	[1,2]	Endologix, Inc.	639,584
9,130	[1]	Eon Labs, Inc.	600,297
28,175	[1]	Exelixis, Inc.	256,111
436,200	[1]	Genaera Corp.	1,845,126
73,000	[1]	Genta, Inc.	626,340
71,100	[1]	I-Flow Corp.	1,040,904
72,694	[1]	INAMED Corp.	4,277,315
115,178	[1]	Illumina, Inc.	864,987
14,910	[1]	InterMune, Inc.	219,922
97,725	[1]	Inveresk Research Group, Inc.	2,769,526
10,100	[1]	Invitrogen Corp.	729,523
65,834	[1]	Kyphon, Inc.	1,652,433
40,306	[1]	LifePoint Hospitals, Inc.	1,441,343
189,620	[1]	Medarex, Inc.	1,807,079
136,900	[1]	Neurochem, Inc.	3,338,991
10,700	[1]	OSI Pharmaceuticals, Inc.	789,553
22,160	[1]	Onyx Pharmaceuticals, Inc.	1,092,931
41,000	[1]	OraSure Technologies, Inc.	344,810
106,281	[1]	Orthofix International NV	4,782,645
14,700	[1]	Penwest Pharmaceuticals Co.	233,730
650,000	[1]	Point Therapeutics, Inc.	3,627,000
325,000	[1]	Point Therapeutics, Inc., Warrants	1,646,305
79,834	[1]	Province Heathcare Co.	1,276,546
15,600		Ranbaxy Laboratories Ltd., GDR	372,740
58,300	[1]	Regeneron Pharmaceuticals, Inc.	730,499
34,000		Select Medical Corp.	644,300
66,126	[1]	Shire Pharmaceuticals Group PLC, ADR	1,834,996
125,000	[1]	Spectrum Pharmaceuticals, Inc.	951,250
10,000	[1]	Symbion, Inc.	163,000
164,600	[1]	TLC Vision Corp.	1,955,448
40,600	[1]	Transkaryotic Therapies, Inc.	589,918
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
71,700	[1]	Triad Hospitals, Inc.	$2,438,517
79,760	[1]	United Surgical Partners International, Inc.	2,888,907
12,500		UnitedHealth Group, Inc.	768,500
44,830	[1]	VCA Antech, Inc.	1,833,099
76,500	[1]	Vertex Pharmaceuticals, Inc.	660,960
11,900	[1]	Vicuron Pharmaceuticals, Inc.	271,439
66,900	[1]	YM Biosciences, Inc	163,391
6,600	[1]	Zoll Medical Corp.	198,792

		TOTAL	80,804,799

		Industrials--16.7%
925,646	[1]	ABX Air, Inc.	5,442,798
39,900		Allete, Inc.	1,378,545
33,048		American Power Conversion Corp.	616,676
68,482	[1]	CoStar Group, Inc.	2,700,245
26,240	[1]	Concorde Career Colleges, Inc.	537,920
85,540	[1]	DRS Technologies, Inc.	2,416,505
64,520	[1]	Dollar Thrifty Automotive Group	1,700,102
604,586	[1]	EGL, Inc.	11,209,024
76,804		Expeditors International Washington, Inc.	3,086,753
43,366	[1]	Exponent, Inc.	1,085,451
59,060	[1]	Forward Air Corp.	1,965,517
42,825		Graco, Inc.	1,207,665
180,100	[1]	Innovative Solutions and Support, Inc.	3,110,327
101,200	[1]	Intersections, Inc.	2,499,640
12,930	[1]	Kroll, Inc.	383,245
1,770		L-3 Communications Holdings, Inc.	109,280
73,826	[1]	Monster Worldwide, Inc.	1,890,684
146,400	[1]	NuCo2, Inc.	2,635,200
599,100	[1]	Quality Distribution, Inc.	7,638,525
16,600		Simpson Manufacturing Co., Inc.	865,856
60,994		UTI Worldwide, Inc.	2,794,135
16,000	[1]	Universal Technical Institute, Inc.	711,840
121,888	[1]	Vicor Corp.	1,694,243

		TOTAL	57,680,176

		Information Technology--22.2%
261,400	[1]	ARM Holdings PLC, ADR	1,610,224
123,960	[1]	ATI Technologies, Inc.	1,803,618
34,018	[1]	Altiris, Inc.	860,655
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
21,100	[1]	Amkor Technology, Inc.	$170,488
36,500	[1]	August Technology Corp.	481,070
56,200		Autodesk, Inc.	1,882,700
48,700	[1]	Bankrate, Inc.	590,244
147,400	[1]	BindView Development Corp.	453,992
18,192	[1]	Business Objects SA, ADR	398,950
30,060	[1]	Cabot Microelectronics Corp.	887,672
175,122	[1]	Ceva, Inc.	1,413,234
78,400	[1]	Cherokee International Corp.	1,168,160
4,752	[1]	Cognos, Inc.	149,830
278,799	[1]	Conexant Systems, Inc.	1,212,776
56,352	[1]	Cree Research, Inc.	1,045,330
44,400	[1]	DDI Corp.	389,654
663,900	[1]	Digital Impact, Inc.	1,327,800
96,800	[1]	Digital Theater Systems, Inc.	2,165,416
79,900	[1]	DigitalNet Holdings, Inc.	1,898,424
22,049	[1]	eCollege.com	398,646
48,400	[1]	ESS Technology, Inc.	518,848
95,400	[1]	Epicor Software Corp.	1,222,074
3,105		FactSet Research Systems	123,455
18,792		Fair Isaac & Co., Inc.	633,666
86,752	[1]	Filenet Corp.	2,382,210
26,472	[1]	Foundry Networks, Inc.	299,134
174,105	[1]	Genus, Inc.	561,663
56,500	[1]	Hummingbird Ltd.	1,257,238
20,800	[1]	Hyperion Solutions Corp.	798,304
297,000	[1]	Indus International, Inc.	896,940
315,433	[1]	Infocrossing, Inc.	4,542,235
89,059	[1]	Infocrossing, Inc., Warrants	250,831
141,272	[1]	Informatica Corp.	1,022,809
79,660	[1]	Integrated Device Technology, Inc.	1,071,427
44,182	[1]	Intrado, Inc.	759,489
21,730	[1]	Iron Mountain, Inc.	988,932
35,900	[1]	Komag, Inc.	456,289
67,100	[1]	Lexar Media, Inc.	624,030
90,700	[1]	M-Systems Flash Disk Pioneers Ltd.	1,582,715
149,600	[1]	MEMC Electronic Materials, Inc.	1,192,312
7,800	[1]	MKS Instruments, Inc.	149,916
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
42,100	[1]	Macromedia, Inc.	$867,260
93,102	[1]	Magma Design Automation	1,735,421
222,800	[1]	Marimba, Inc.	1,800,224
18,400	[1]	Marvell Technology Group Ltd.	712,632
175,284	[1]	Mediagrif Interactive Technologies, Inc.	1,578,214
233,700	[1]	Metron Technology NV	766,536
3,700	[1]	MicroStrategy, Inc., Class A	177,752
196,900	[1]	Mobility Electronics, Inc.	1,612,611
287,742	[1]	NIC, Inc.	1,499,136
59,900	[1]	NetIQ Corp.	770,314
72,144	[1]	Netegrity, Inc.	606,010
87,900	[1]	Netopia, Inc.	524,763
85,600	[1]	Niku Corp.	1,062,125
442,659	[1]	Online Resources Corp.	2,523,156
106,700	[1]	OpenTV Corp.	308,363
215,280	[1]	Pervasive Software, Inc.	1,291,680
141,500	[1]	QAD, Inc.	1,557,915
192,830	[1]	Radvision Ltd.	2,032,428
19,000	[1]	Research in Motion Ltd.	1,648,440
24,210	[1]	Sandisk Corp.	559,493
60,412	[1]	Sigmatel, Inc.	1,477,073
59,200	[1]	Silicon Image, Inc.	603,248
108,600	[1]	Silicon Storage Technology	1,438,950
77,800	[1]	Sonic Solutions, Inc.	1,401,178
60,100	[1]	Staktek Holdings, Inc.	540,900
41,091	[1]	Synaptics, Inc.	680,056
84,376	[1,2]	ThermoGenesis Corp.	316,579
89,700	[1]	Ultra Clean Holdings, Inc.	668,265
78,600	[1]	Ultratech, Inc.	1,266,246
80,028	[1]	ValueClick, Inc.	829,090
40,750	[1]	Visual Networks, Inc.	127,996
143,892	[1]	Vitesse Semiconductor Corp.	615,858
94,000	[1]	Xicor, Inc.	1,377,100

		TOTAL	76,620,412

		Materials--0.5%
10,000		Cemex SA. de CV, ADR	294,500
74,000		Glamis Gold Ltd.	1,065,600
25,400	[1]	Golden Star Resources Ltd.	113,030
Shares			Value
		COMMON STOCKS--continued
		Materials--continued
27,700		Hecla Mining Co.	$158,721
13,300		Placer Dome, Inc.	186,200
2,540	[1]	Steel Dynamics, Inc.	61,138

		TOTAL	1,879,189

		Telecommunication Services--0.7%
6,300	[1]	Hungarian Telephone & Cable Corp.	61,110
145,900	[1]	TALK America Holdings, Inc.	1,301,428
35,800	[1]	Western Wireless Corp., Class A	745,356
248,700	[1]	Wireless Matrix Corp.	259,280

		TOTAL	2,367,174

		Utilities--0.1%
11,800		Consolidated Water Co.	239,434

		TOTAL COMMON STOCKS (IDENTIFIED COST $294,342,053)	338,211,122

		MUTUAL FUND--2.6%
8,818,989	[3]	Prime Value Obligations Fund, Class IS (at net asset value)	8,818,989

		TOTAL INVESTMENTS--100.6% (IDENTIFIED COST $303,161,042)[4]	347,030,111

		OTHER ASSETS AND LIABILITIES - NET--(0.6)%	(2,129,087)

		TOTAL NET ASSETS--100%	$344,901,024

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $956,163 which represents 0.3% of total net assets.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $303,161,042.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $8,818,989 of investments in affiliated issuers (Note 5) (identified cost $303,161,042)		$347,030,111
Cash		630,272
Income receivable		49,789
Receivable for investments sold		2,002,969
Receivable for shares sold		2,943,859
Prepaid expenses		90,174

TOTAL ASSETS		352,747,174

Liabilities:
Payable for investments purchased	$5,506,977
Payable for shares redeemed	2,136,049
Payable for distribution services fee (Note 5)	131,004
Payable for shareholder services fee (Note 5)	71,953
Payable for foreign currency exchange contracts	167

TOTAL LIABILITIES		7,846,150

Net assets for 18,690,670 shares outstanding		$344,901,024

Net Assets Consist of:
Paid in capital		$292,453,666
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		43,869,963
Accumulated net realized gain on investments and foreign currency transactions		11,514,961
Distributions in excess of net investment income		(2,937,566)

TOTAL NET ASSETS		$344,901,024

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($184,851,115 ÷ 9,995,970 shares outstanding)		$18.49

Offering price per share (100/94.50 of $18.49)[1]		$19.57

Redemption proceeds per share		$18.49

Class B Shares:
Net asset value per share ($73,711,932 ÷ 4,003,703 shares outstanding)		$18.41

Offering price per share		$18.41

Redemption proceeds per share (94.50/100 of $18.41)[1]		$17.40

Class C Shares:
Net asset value per share ($86,337,977 ÷ 4,690,997 shares outstanding)		$18.41

Offering price per share (100/99.00 of $18.41)[1]		$18.60

Redemption proceeds per share (99.00/100 of $18.41)[1]		$18.23

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Dividends (including $30,915 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $3,357)			$327,734
Expenses:
Investment adviser fee (Note 5)		$2,110,757
Administrative personnel and services fee (Note 5)		114,371
Custodian fees		20,486
Transfer and dividend disbursing agent fees and expenses (Note 5)		83,048
Directors'/Trustees' fees		1,059
Auditing fees		11,730
Legal fees		1,957
Portfolio accounting fees (Note 5)		45,230
Distribution services fee--Class A Shares (Note 5)		202,303
Distribution services fee--Class B Shares (Note 5)		231,155
Distribution services fee--Class C Shares (Note 5)		272,862
Shareholder services fee--Class A Shares (Note 5)		202,303
Shareholder services fee--Class B Shares (Note 5)		77,052
Shareholder services fee--Class C Shares (Note 5)		90,954
Share registration costs		46,832
Printing and postage		9,799
Insurance premiums		994
Miscellaneous		635

TOTAL EXPENSES		3,523,527

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(194,327)
Waiver of administrative personnel and services fee	(20,896)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,544)
Waiver of distribution services fee--Class A Shares	(40,460)

TOTAL WAIVERS AND REIMBURSEMENT		(258,227)

Net expenses			3,265,300

Net investment income (loss)			(2,937,566)

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			11,560,472
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			13,190,128

Net realized and unrealized gain on investments and foreign currency transactions			24,750,600

Change in net assets resulting from operations			$21,813,034

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,937,566)	$(914,421)
Net realized gain on investments and foreign currency transactions	11,560,472	4,127,247
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	13,190,128	30,679,835

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,813,034	33,892,661

Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(1,808,137)	--
Class B Shares	(675,185)	--
Class C Shares	(775,015)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,258,337)	--

Share Transactions:
Proceeds from sale of shares	184,429,497	194,473,480
Net asset value of shares issued to shareholders in payment of distributions declared	2,672,605	--
Cost of shares redeemed	(72,966,711)	(16,155,205)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	114,135,391	178,318,275

Change in net assets	132,690,088	212,210,936

Net Assets:
Beginning of period	212,210,936	--

End of period (including distributions in excess of net investment income of $(2,937,566) and $0, respectively)	$344,901,024	$212,210,936

1 For the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of April 30, 2004, the Fund had no securities on loan.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2004, the Fund had outstanding foreign currency commitments as set forth below.

Settlement Date	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Bought:

5/3/2004	157,263 Canadian Dollars	$114,874	$114,707	$(167)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

	Six Months Ended 4/30/2004		Period Ended 10/31/2003[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,726,718	$105,387,225	7,947,749	$113,973,222
Shares issued to shareholders in payment of distributions declared	84,607	1,437,466	--	--
Shares redeemed	(2,910,051)	(53,224,730)	(853,053)	(12,720,794)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,901,274	$53,599,961	7,094,696	$101,252,428

	Six Months Ended 4/30/2004		Period Ended 10/31/2003[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,947,034	$35,559,382	2,699,319	$39,031,409
Shares issued to shareholders in payment of distributions declared	34,604	586,541	--	--
Shares redeemed	(524,280)	(9,646,190)	(152,974)	(2,358,312)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,457,358	$26,499,733	2,546,345	$36,673,097

	Six Months Ended 4/30/2004		Period Ended 10/31/2003[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,397,504	$43,482,890	2,872,041	$41,468,849
Shares issued to shareholders in payment of distributions declared	38,265	648,598	--	--
Shares redeemed	(544,440)	(10,095,791)	(72,373)	(1,076,099)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,891,329	$34,035,697	2,799,668	$40,392,750

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,249,961	$114,135,391	12,440,709	$178,318,275

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $303,161,042. The net unrealized appreciation of investments for federal tax purposes was $43,869,069. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,126,149 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,257,080.

5 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA") the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended April 30, 2004, the fees paid to FEMCOPA and FIMCO were $1,402,701 and $513,729, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $30,915 for the period.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. ("FGIMC") (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2004, the Sub-Adviser earned a sub-adviser fee of $1,698,424.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended April 30, 2004, FSC retained $151,746 in sale charges from the sale of Class A Shares. FSC also retained $34,627 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $12,507, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004, were as follows:

Purchases	$217,603,998

Sales	$101,512,238

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Kaufmann Small Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28534 (6/04)

Federated Investors
World-Class Investment Manager

Federated Large Cap Growth Fund

Established 1998

A Portfolio of Federated Equity Funds

6TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,				Period Ended
	4/30/2004	2003	2002	2001	2000	10/31/1999 [1]
Net Asset Value, Beginning of Period	$7.37	$6.47	$7.95	$13.37	$12.78	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02)	(0.03)[2]	(0.04)[2]	(0.06)	(0.13)[2]	(0.08)[2]
Net realized and unrealized gain (loss) on investments	0.25	0.93	(1.44)	(5.36)	0.72	2.86

TOTAL FROM INVESTMENT OPERATIONS	0.23	0.90	(1.48)	(5.42)	0.59	2.78

Less Distributions:
Distributions from net investment income	--	--	--	--	--	(0.00)[3]

Net Asset Value, End of Period	$7.60	$7.37	$6.47	$ 7.95	$13.37	$12.78

Total Return[4]	3.12%	13.91%	(18.62)%	(40.54)%	4.62%	27.83%

Ratios to Average Net Assets:

Expenses	1.47%[5,6]	1.56%[5]	1.46%[5]	1.37%	1.25%	1.20%[6]

Net investment income (loss)	(0.42)%[6]	(0.44)%	(0.47)%	(0.60)%	(0.84)%	(0.82)%[6]

Expense waiver/reimbursement[7]	0.00%[6,8]	0.00%[8]	0.00%[8]	0.00%[8]	0.00%[8]	0.39%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$157,844	$148,090	$144,499	$228,433	$427,514	$105,338

Portfolio turnover	52%	126%	233%	221%	173%	36%

1 Reflects operations for the period from December 29, 1998 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of undistributed income method did not accord with the results of operations.

3 Represents less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.46%, 1.54% and 1.44% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,				Period Ended
	4/30/2004	2003	2002	2001	2000	10/31/1999 [1]
Net Asset Value, Beginning of Period	$7.13	$6.31	$7.82	$13.24	$12.75	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.06)	(0.08)[2]	(0.09)[2]	(0.16)	(0.24)[2]	(0.15)[2]
Net realized and unrealized gain (loss) on investments	0.26	0.90	(1.42)	(5.26)	0.73	2.90

TOTAL FROM INVESTMENT OPERATIONS	0.20	0.82	(1.51)	(5.42)	0.49	2.75

Net Asset Value, End of Period	$7.33	$7.13	$6.31	$ 7.82	$13.24	$12.75

Total Return[3]	2.81%	13.00%	(19.31)%	(40.94)%	3.84%	27.53%

Ratios to Average Net Assets:

Expenses	2.22%[4,5]	2.31%[4]	2.21%[4]	2.12%	2.00%	1.95%[5]

Net investment income (loss)	(1.17)%[5]	(1.19)%	(1.22)%	(1.35)%	(1.59)%	(1.57)%[5]

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.39%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$110,654	$116,166	$121,572	$205,699	$400,171	$145,310

Portfolio turnover	52%	126%	233%	221%	173%	36%

1 Reflects operations for the period from December 29, 1998 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.21%, 2.29% and 2.19% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,				Period Ended
	4/30/2004	2003	2002	2001	2000	10/31/1999 [1]
Net Asset Value, Beginning of Period	$7.13	$6.31	$7.82	$13.23	$12.75	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.06)	(0.08)[2]	(0.09)[2]	(0.15)	(0.24)[2]	(0.15)[2]
Net realized and unrealized gain (loss) on investments	0.26	0.90	(1.42)	(5.26)	0.72	2.90

TOTAL FROM INVESTMENT OPERATIONS	0.20	0.82	(1.51)	(5.41)	0.48	2.75

Net Asset Value, End of Period	$7.33	$7.13	$6.31	$ 7.82	$13.23	$12.75

Total Return[3]	2.81%	13.00%	(19.31)%	(40.89)%	3.76%	27.53%

Ratios to Average Net Assets:

Expenses	2.22%[4,5]	2.31%[4]	2.21%[4]	2.12%	2.00%	1.95%[5]

Net investment income (loss)	(1.17)%[5]	(1.19)%	(1.22)%	(1.35)%	(1.59)%	(1.57)%[5]

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.39%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$15,046	$15,444	$16,067	$30,148	$57,560	$14,892

Portfolio turnover	52%	126%	233%	221%	173%	36%

1 Reflects operations for the period from December 29, 1998 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.21%, 2.29% and 2.19% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--99.4%
		Consumer Discretionary--26.1%
135,000		Best Buy Co., Inc.	$7,323,750
50,000		Centex Corp.	2,397,500
70,000		Clear Channel Communications, Inc.	2,904,300
100,000	[1]	Comcast Corp., Class A	3,010,000
75,000		D. R. Horton, Inc.	2,160,000
53,000	[1]	eBay, Inc.	4,230,460
60,000	[1]	Entercom Communication Corp.	2,736,000
70,000		Gap (The), Inc.	1,540,700
25,000		Harley Davidson, Inc.	1,408,000
127,000		Home Depot, Inc.	4,469,130
50,000	[1]	InterActiveCorp	1,593,500
75,000		International Game Technology	2,830,500
80,000		Lennar Corp., Class A	3,748,000
60,000		Lowe's Cos., Inc.	3,123,600
35,000	[1]	MGM Grand, Inc.	1,603,350
40,000	[2]	News Corp. Ltd., ADR	1,462,400
25,000		Nike, Inc., Class B	1,798,750
40,000		Omnicom Group, Inc.	3,180,400
50,000		Pulte Corp.	2,458,500
40,000		Station Casinos, Inc.	1,803,200
55,000		Target Corp.	2,385,350
40,000		Tiffany & Co.	1,560,000
150,000		Viacom, Inc., Class B	5,797,500
180,000		Walt Disney Co.	4,145,400
35,000		Wendy's International, Inc.	1,365,000
45,000		Whirlpool Corp.	2,947,950

		TOTAL	73,983,240

Shares			Value
		COMMON STOCKS--continued
		Consumer Staples--8.7%
25,000		Altria Group, Inc.	$1,384,500
60,000		Coca-Cola Co.	3,034,200
85,000		Colgate-Palmolive Co.	4,919,800
92,790		PepsiCo, Inc.	5,056,127
46,400		Procter & Gamble Co.	4,906,800
250,000	[1]	Rite Aid Corp.	1,225,000
75,000		Wal-Mart Stores, Inc.	4,275,000

		TOTAL	24,801,427

		Financials--11.4%
40,000		Bank of America Corp.	3,219,600
60,000		Citigroup, Inc.	2,885,400
60,000		Fannie Mae	4,123,200
47,900		Goldman Sachs Group, Inc.	4,622,350
75,000		J.P. Morgan Chase & Co.	2,820,000
50,000		Merrill Lynch & Co., Inc.	2,711,500
60,000		Morgan Stanley	3,083,400
50,000		Simon Property Group, Inc.	2,410,500
110,000		U.S. Bancorp	2,820,400
90,000		Washington Mutual Bank FA	3,545,100

		TOTAL	32,241,450

		Healthcare--16.0%
17,400		Aetna, Inc.	1,439,850
30,000	[1]	Boston Scientific Corp.	1,235,700
58,050	[1]	Caremark Rx, Inc.	1,964,993
40,000	[1]	Forest Laboratories, Inc., Class A	2,579,200
20,000	[1]	Genentech, Inc.	2,456,000
20,000	[1]	Gilead Sciences, Inc.	1,216,600
25,000		Guidant Corp.	1,575,250
150,000		Johnson & Johnson	8,104,500
55,000		Lilly (Eli) & Co.	4,059,550
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
400,000		Pfizer, Inc.	$14,304,000
250,000	[1]	Tenet Healthcare Corp.	2,940,000
31,600		UnitedHealth Group, Inc.	1,942,768
15,000	[1]	Wellpoint Health Networks, Inc.	1,675,350

		TOTAL	45,493,761

		Industrials--11.6%
37,000		3M Co.	3,199,760
225,000	[1]	Allied Waste Industries, Inc.	2,832,750
90,000		CSX Corp.	2,768,400
20,000		Deere & Co.	1,360,800
40,000	[2]	Fluor Corp.	1,526,400
480,000		General Electric Co.	14,376,000
65,000		Lockheed Martin Corp.	3,100,500
50,000		Union Pacific Corp.	2,946,500
10,000		United Technologies Corp.	862,600

		TOTAL	32,973,710

		Information Technology--19.5%
75,000		Adobe System, Inc.	3,100,500
100,000	[1]	Advanced Micro Devices, Inc.	1,422,000
131,500	[1]	Applied Materials, Inc.	2,397,245
380,000	[1]	Cisco Systems, Inc.	7,930,600
125,000	[1]	Dell, Inc.	4,338,750
30,000	[1]	Electronic Arts, Inc.	1,518,600
70,000		Hewlett-Packard Co.	1,379,000
350,000		Intel Corp.	9,005,500
150,000	[2]	Micron Technology, Inc.	2,043,000
470,000		Microsoft Corp.	12,205,900
90,000		Motorola, Inc.	1,642,500
200,000	[1]	Oracle Corp.	2,244,000
45,000		Paychex, Inc.	1,677,600
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
40,000	[1]	Qlogic Corp.	$1,079,600
70,000	[1]	Symantec Corp.	3,153,500

		TOTAL	55,138,295

		Materials--6.1%
60,000		Air Products & Chemicals, Inc.	2,988,600
85,000		Alcoa, Inc.	2,613,750
70,000		Freeport-McMoRan Copper & Gold, Inc., Class B	2,135,000
45,000		Georgia-Pacific Corp.	1,579,500
83,000	[1]	Inco Ltd.	2,386,250
36,000		International Paper Co.	1,451,520
75,000		Newmont Mining Corp.	2,805,000
88,000		Placer Dome, Inc.	1,232,000

		TOTAL	17,191,620

		TOTAL COMMON STOCKS (IDENTIFIED COST $251,540,490)	281,823,503

		MUTUAL FUNDS--3.4%[3]
4,482,665		Prime Value Obligations Fund, IS Shares	4,482,665
5,160,000		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	5,160,000

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	9,642,665

		TOTAL INVESTMENTS--102.8% (IDENTIFIED COST $261,183,155)[4]	291,466,168

		OTHER ASSETS AND LIABILITIES - NET--(2.8)%	(7,921,921)

		TOTAL NET ASSETS--100%	$283,544,247

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated brokers/dealers.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $261,183,155.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value, including $9,642,665 of investments in affiliated issuers (Note 5) and $5,031,800 of securities loaned (identified cost $261,183,155)		$291,466,168
Cash		399,618
Income receivable		214,525
Receivable for shares sold		352,614

TOTAL ASSETS		292,432,925

Liabilities:
Payable for investments purchased	$2,887,080
Payable for shares redeemed	439,050
Payable on collateral due to broker	5,160,000
Payable for transfer and disbursing agent fees (Note 5)	240,666
Payable for Directors/Trustees fees	534
Payable for distribution services fee (Note 5)	113,870
Payable for shareholder services fee (Note 5)	26,819
Accrued expenses	20,659

TOTAL LIABILITIES		8,888,678

Net assets for 37,906,814 shares outstanding		$283,544,247

Net Assets Consist of:
Paid in capital		$701,827,237
Net unrealized appreciation of investments		30,283,013
Accumulated net realized loss on investments		(447,462,265)
Accumulated net investment income (loss)		(1,103,738)

TOTAL NET ASSETS		$283,544,247

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($157,844,180 ÷ 20,765,170 shares outstanding)		$7.60

Offering price per share (100/94.50 of $7.60)[1]		$8.04

Redemption proceeds per share		$7.60

Class B Shares:
Net asset value per share ($110,653,579 ÷ 15,089,584 shares outstanding)		$7.33

Offering price per share		$7.33

Redemption proceeds per share (94.50/100 of $7.33)[1]		$6.93

Class C Shares:
Net asset value per share ($15,046,488 ÷ 2,052,060 shares outstanding)		$7.33

Offering price per share (100/99.00 of $7.33)[1]		$7.40

Redemption proceeds per share (99.00/100 of $7.33)[1]		$7.26

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Dividends (including $13,650 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,268)			$1,493,698
Interest (income on securities loaned)			2,471

TOTAL INCOME			1,496,169

Expenses:
Investment adviser fee (Note 5)		$1,079,287
Administrative personnel and services fee (Note 5)		114,373
Custodian fees		8,773
Transfer and dividend disbursing agent fees and expenses (Note 5)		428,665
Directors'/Trustees' fees		1,132
Auditing fees		7,080
Legal fees		2,722
Portfolio accounting fees (Note 5)		47,883
Distribution services fee--Class A Shares (Note 5)		194,601
Distribution services fee--Class B Shares (Note 5)		437,707
Distribution services fee--Class C Shares (Note 5)		57,776
Shareholder services fee--Class B Shares (Note 5)		145,902
Shareholder services fee--Class C Shares (Note 5)		19,258
Share registration costs		24,468
Printing and postage		39,905
Insurance premiums		865
Miscellaneous		2,558

TOTAL EXPENSES		2,612,955

Waiver, Reimbursement and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(4,717)
Reimbursement of investment adviser fee (Note 5)	(421)
Fees paid indirectly from directed brokerage arrangements	(7,910)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(13,048)

Net expenses			2,599,907

Net investment income (loss)			(1,103,738)

Realized and Unrealized Gain on Investments:
Net realized gain on investments			26,282,724
Net change in unrealized appreciation of investments			(16,929,249)

Net realized and unrealized gain on investments			9,353,475

Change in net assets resulting from operations			$8,249,737

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,103,738)	$(2,128,765)
Net realized gain (loss) on investments	26,282,724	(16,570,728)
Net change in unrealized appreciation/depreciation of investments	(16,929,249)	51,658,990

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,249,737	32,959,497

Share Transactions:
Proceeds from sale of shares	40,401,064	39,384,842
Cost of shares redeemed	(44,806,272)	(74,782,316)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,405,208)	(35,397,474)

Change in net assets	3,844,529	(2,437,977)

Net Assets:
Beginning of period	279,699,718	282,137,695

End of period	$283,544,247	$279,699,718

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$5,031,800	$5,160,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003		Year Ended 10/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,065,005	$31,549,779	4,101,072	$27,324,146
Shares redeemed	(3,399,782)	(26,242,939)	(6,336,912)	(41,689,581)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	665,223	$5,306,840	(2,235,840)	$(14,365,435)

	Six Months Ended 4/30/2003		Year Ended 10/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	866,090	$6,513,157	1,494,114	$9,784,919
Shares redeemed	(2,059,038)	(15,398,181)	(4,472,932)	(28,412,747)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,192,948)	$(8,885,024)	(2,978,818)	$(18,627,828)

	Six Months Ended 4/30/2003		Year Ended 10/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	311,853	$2,338,128	352,892	$2,275,777
Shares redeemed	(424,674)	(3,165,152)	(733,756)	(4,679,988)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(112,821)	$(827,024)	(380,864)	$(2,404,211)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(640,546)	$(4,405,208)	(5,595,522)	$(35,397,474)

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $261,183,155. The net unrealized appreciation of investments for federal tax purposes was $30,283,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,952,696 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,669,683.

At October 31, 2003, the Fund had a capital loss carryforward of $468,154,752 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 5,068,154

2008	$ 70,273,043

2009	$294,478,872

2010	$ 76,646,626

2011	$ 21,688,057

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. ("FGIMC"), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FGIMC. FGIMC and FIMCO may voluntarily choose to waive any portion of their fees. FGIMC and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended April 30, 2004, the fees paid to FGIMC and FIMCO were $726,404 and $352,462, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $13,650 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended April 30, 2004, FSC retained $23,734 in sales charges from the sale of Class A Shares. FSC also received $751 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2004, Class A Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,199 after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2004, the Fund's expenses were reduced by $7,910 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004, were as follows:

Purchases	$149,411,440

Sales	$154,354,219

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Large Cap Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G02516-02 (6/04)

Federated Investors
World-Class Investment Manager

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

4TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2004	2003	2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$12.32	$10.77	$11.14	$10.00
Income From Investment Operations:
Net investment income	0.12	0.44	0.39 [2]	0.42
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.41	1.57	(0.30)[2]	1.13

TOTAL FROM INVESTMENT OPERATIONS	0.53	2.01	0.09	1.55

Less Distributions:
Distributions from net investment income	(0.21)	(0.40)	(0.42)	(0.41)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.06)	(0.04)	--

TOTAL DISTRIBUTIONS	(0.21)	(0.46)	(0.46)	(0.41)

Net Asset Value, End of Period	$12.64	$12.32	$10.77	$11.14

Total Return[3]	4.24%	19.09%	0.56%	15.67%

Ratios to Average Net Assets:

Expenses	1.19%[4,5]	1.29%[4]	1.31%[4]	1.28%[5]

Net investment income	1.98%[5]	3.90%	3.90%[2]	4.63%[5]

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.99%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$735,028	$480,376	$189,611	$36,774

Portfolio turnover	37%	115%	105%	60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.75% to 3.90%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.19%, 1.28% and 1.31% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2004	2003	2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$12.27	$10.74	$11.12	$10.00
Income From Investment Operations:
Net investment income	0.07	0.34	0.35 [2]	0.38
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.40	1.57	(0.35)[2]	1.10

TOTAL FROM INVESTMENT OPERATIONS	0.47	1.91	0.00	1.48

Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.34)	(0.36)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.06)	(0.04)	--

TOTAL DISTRIBUTIONS	(0.16)	(0.38)	(0.38)	(0.36)

Net Asset Value, End of Period	$12.58	$12.27	$10.74	$11.12

Total Return[3]	3.81%	18.16%	(0.19)%	15.00%

Ratios to Average Net Assets:

Expenses	1.94%[4,5]	2.04%[4]	2.06%[4]	2.03%[5]

Net investment income	1.19%[5]	3.14%	3.30%[2]	3.81%[5]

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.99%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$309,063	$248,695	$115,531	$33,481

Portfolio turnover	37%	115%	105%	60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.16% to 3.30%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.94%, 2.03% and 2.06% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2004	2003	2002	10/31/2001 [1]

Net Asset Value, Beginning of Period	$12.25	$10.73	$11.11	$10.00
Income From Investment Operations:
Net investment income	0.07	0.32	0.36 [2]	0.37
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.41	1.58	(0.36)[2]	1.10

TOTAL FROM INVESTMENT OPERATIONS	0.48	1.90	0.00	1.47

Less Distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.34)	(0.36)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.06)	(0.04)	--

TOTAL DISTRIBUTIONS	(0.17)	(0.38)	(0.38)	(0.36)

Net Asset Value, End of Period	$12.56	$12.25	$10.73	$11.11

Total Return[3]	3.85%	18.11%	(0.20)%	14.90%

Ratios to Average Net Assets:

Expenses	1.94%[4,5]	2.04%[4]	2.06%[4]	2.03%[5]

Net investment income	1.23%[5]	3.04%	3.29%[2]	3.80%[5]

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.99%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$373,233	$189,539	$56,586	$17,845

Portfolio turnover	37%	115%	105%	60%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.15% to 3.29%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.94%, 2.03% and 2.06% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--33.1%
		Beverages--0.8%
1,164,000		Kirin Brewery Co. Ltd.	$11,523,084

		Containers & Packaging--0.6%
259,582		Mayr-Melnhof Karton AG, ADR	8,246,141

		Diversified Telecommunication Services--2.7%
552,300		BCE, Inc.	11,109,217
503,000		Chunghwa Telecom Co. Ltd., ADR	8,390,040
370,200		TDC A/S, Class B	12,576,226
346,300		Telstra Corp. Ltd., ADR	6,004,842

		TOTAL	38,080,325

		Electric Utilities--1.2%
2,452,800		Scottish Power PLC	16,710,556

		Food & Staples Retailing--2.1%
350,800		Boots Group PLC, ADR	7,602,011
137,200		Celesio AG	7,644,960
2,692,000		Tate & Lyle	14,547,730

		TOTAL	29,794,701

		Gas Utilities--1.4%
4,518,300		Snam Rete Gas Spa	20,028,645

		Leisure Equipment & Products--0.6%
252,900		Fuji Photo Film Co., ADR	8,067,510

		Metals & Mining--3.9%
239,100		Anglogold Ltd., ADR	7,512,522
405,500		Barrick Gold Corp.	7,797,765
1,364,400		Harmony Gold Mining Co. Ltd., ADR	15,062,976
1,347,800	[1]	Kinross Gold Corp.	7,439,856
6,923,900	[1]	Lihir Gold Ltd.	4,897,719
169,000		Lihir Gold Ltd., ADR	2,416,700
767,900		Placer Dome, Inc.	10,750,600

		TOTAL	55,878,138

Shares			Value
		COMMON STOCKS--continued
		Multi-Utilities & Unregulated Power--1.2%
1,461,600		United Utilities PLC	$13,991,389
450,555	[1]	United Utilities PLC, Class A	2,739,180

		TOTAL	16,730,569

		Oil & Gas--5.5%
160,200		EnCana Corp.	6,283,044
1,096,000		Husky Energy, Inc.	20,175,701
142,200		Nexen, Inc.	5,199,089
402,700		OMV AG, ADR	14,723,517
803,800		Santos Ltd., ADR	15,183,782
452,700		Statoil ASA	5,654,711
872,800		Statoil ASA, ADR	10,997,280

		TOTAL	78,217,124

		Paper & Forest Products--1.1%
4,312,600		Carter Holt Harvey Ltd.	5,669,795
367,500		Holmen AB, Class B	10,364,984

		TOTAL	16,034,779

		Pharmaceuticals--5.2%
778,300		Daiichi Pharmaceutical Co.	13,620,778
412,100		Santen Pharmaceutical Co. Ltd.	6,462,486
340,000		Taisho Pharmaceutical Co.	6,630,169
625,800		Takeda Chemical Industries	25,199,620
644,400		Yamanouchi Pharmaceutical Co. Ltd.	21,458,619

		TOTAL	73,371,672

		Real Estate--6.1%
9,305,500		Deutsche Office Trust	7,388,383
8,966,800		Gandel Retail Trust	8,866,966
2,961,400		General Property Trust	6,433,993
662,700		Health Care Property Investors, Inc.	15,838,530
10,519,700		Investa Property Group	14,047,274
76,000		Pan Pacific Retail Properties, Inc.	3,338,680
311,600		Regency Centers Corp.	11,812,756
235,085		Rodamco Europe NV, Foreign Shares - Closed-End Funds	13,620,279
6,200,000		Ronin Property Group	4,967,429

		TOTAL	86,314,290

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Water Utilities--0.7%
768,037		Pennon Group PLC	$9,461,543

		TOTAL COMMON STOCKS (IDENTIFIED COST $415,760,617)	468,459,077

		CORPORATE BONDS--2.8%
		Multi-Utilities & Unregulated Power--2.8%
$7,450,000		El Paso Corp., 6.75%, 5/15/2009	6,667,750
2,850,000		El Paso Corp., Note, 6.95%, 12/15/2007	2,650,500
5,600,000		El Paso Corp., Sr. Note, 7.00%, 5/15/2011	4,844,000
8,150,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	9,474,375
16,050,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	15,729,000

		TOTAL CORPORATE BONDS (IDENTIFIED COST $36,271,819)	39,365,625

		GOVERNMENTS/AGENCIES--15.5%
15,700,000		Canada, Government of, 5/6/2004	11,442,520
16,500,000		Canada, Government of, 6/17/2004	11,999,234
15,600,000		Canada, Government of, 8/12/2004	11,310,725
6,450,000		France, Government of, Note, 3.50%, 7/12/2004	7,747,411
25,700,000		New Zealand, Government of, 3/23/2005	15,309,945
13,600,000		New Zealand, Government of, 5/12/2004	8,497,249
56,700,000		New Zealand, Government of, 6.50%, 2/15/2005	35,717,354
30,000,000		New Zealand, Government of, Bond, 6.50%, 2/15/2006	19,013,089
10,750,000		New Zealand, Government of, Treasury Bill, 12/22/2004	6,494,484
10,500,000		New Zealand, Government of, Treasury Bill, 6/9/2004	6,534,082
17,500,000		New Zealand, Government of, Treasury Bill, 9/22/2004	10,714,842
92,000,000		Norway, Government of, 12/15/2004	13,314,827
83,000,000		Norway, Government of, 6/16/2004	12,065,401
92,000,000		Norway, Government of, 9/15/2004	13,244,722
94,000,000		Sweden, Government of, 12/15/2004	12,141,581
92,000,000		Sweden, Government of, 6/16/2004	12,009,704
93,000,000		Sweden, Government of, 9/15/2004	12,078,725

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $224,853,893)	219,635,895

Shares			Value
		PREFERRED STOCKS--1.2%
		Metals and Mining--1.2%
1,642,589	[2]	Morgan Stanley & Co., Inc., PERCS (identified cost $19,999,999)	$17,649,619

		PURCHASE PUT OPTIONS--2.4%
2,900		National Semiconductor Corp., Expiration Date 5/22/2004	1,189,000
950		S&P 500 Index, Expiration Date 9/18/2004	13,490,000
1,365		S&P 500 Index, Expiration Date 12/18/2004	19,929,000

		TOTAL PURCHASE PUT OPTIONS (IDENTIFIED COST $31,223,134)	34,608,000

		MUTUAL FUNDS--44.5%[3]
601,797,866		Prime Value Obligations Fund, IS Shares	601,797,866
4,138,822		High-Yield Bond Portfolio	28,516,485

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $627,588,951)	630,314,351

		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $1,355,698,413)[4]	1,410,032,567

		OTHER ASSETS & LIABILITIES--0.5%	7,291,533

		TOTAL NET ASSETS--100%	$1,417,324,100

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 2004, this security amounted to $17,649,619, which represents 1.2% of total net assets.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $1,355,699,844.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $630,314,351 of investments in affiliated issuers (Note 5) (identified cost $1,355,698,413)		$1,410,032,567
Cash denominated in foreign currencies (identified cost $481,803)		486,378
Cash		5,478
Income receivable		3,042,776
Receivable for investments sold		7,333,135
Receivable for shares sold		12,838,778
Receivable for foreign currency exchange contracts		44,529
Prepaid expenses		136,373

TOTAL ASSETS		1,433,920,014

Liabilities:
Payable for investments purchased	$14,007,167
Payable for shares redeemed	1,886,749
Payable for distribution services fee (Note 5)	412,421
Payable for shareholder services fee (Note 5)	289,577

TOTAL LIABILITIES		16,595,914

Net assets for 112,439,399 shares outstanding		$1,417,324,100

Net Assets Consist of:
Paid in capital		$1,350,908,046
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		54,175,288
Accumulated net realized gain on investments and foreign currency transactions		13,465,392
Distributions in excess of net investment income		(1,224,626)

TOTAL NET ASSETS		$1,417,324,100

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($735,028,298 ÷ 58,163,183 shares outstanding)		$12.64

Offering price per share (100/94.50 of $12.64)[1]		$13.38

Redemption proceeds per share		$12.64

Class B Shares:
Net asset value per share ($309,062,701 ÷ 24,563,315 shares outstanding)		$12.58

Offering price per share		$12.58

Redemption proceeds per share (94.50/100 of $12.58)[1]		$11.89

Class C Shares:
Net asset value per share ($373,233,101 ÷ 29,712,901 shares outstanding)		$12.56

Offering price per share		$12.56

Redemption proceeds per share (99.00/100 of $12.56)[1]		$12.43

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Dividends (including $3,461,239 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $818,689)			$12,438,033
Interest			5,918,939

TOTAL INCOME			18,356,972

Expenses:
Investment adviser fee (Note 5)		$4,359,945
Administrative personnel and services fee (Note 5)		464,480
Custodian fees		67,804
Transfer and dividend disbursing agent fees and expenses (Note 5)		390,612
Directors'/Trustees' fees		4,298
Auditing fees		7,002
Legal fees		3,239
Portfolio accounting fees (Note 5)		75,974
Distribution services fee--Class B Shares (Note 5)		1,055,313
Distribution services fee--Class C Shares (Note 5)		1,040,574
Shareholder services fee--Class A Shares (Note 5)		754,686
Shareholder services fee--Class B Shares (Note 5)		351,771
Shareholder services fee--Class C Shares (Note 5)		346,858
Share registration costs		65,994
Printing and postage		74,467
Insurance premiums		883
Miscellaneous		2,153

TOTAL EXPENSES		9,066,053

Waiver, Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(17,087)
Waiver of administrative personnel and services fee (Note 5)	(21,509)
Fees paid indirectly from directed brokerage arrangements	(16,856)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(55,452)

Net expenses			9,010,601

Net investment income			9,346,371

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			21,533,800
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(440,511)

Net realized and unrealized gain on investments and foreign currency transactions			21,093,289

Change in net assets resulting from operations			$30,439,660

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,346,371	$21,896,280
Net realized gain (loss) on investments and foreign currency transactions	21,533,800	(5,039,311)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(440,511)	83,530,558

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,439,660	100,387,527

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,681,431)	(11,611,005)
Class B Shares	(3,488,377)	(4,694,246)
Class C Shares	(3,472,074)	(2,664,051)
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	--	(1,574,908)
Class B Shares	--	(909,873)
Class C Shares	--	(501,061)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,641,882)	(21,955,144)

Share Transactions:
Proceeds from sale of shares	595,748,128	687,288,819
Net asset value of shares issued to shareholders in payment of distributions declared	13,610,843	18,746,901
Cost of shares redeemed	(124,442,654)	(227,586,596)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	484,916,317	478,449,124

Change in net assets	498,714,095	556,881,507

Net Assets:
Beginning of period	918,610,005	361,728,498

End of period (including undistributed (distributions in excess of) net investment income of $(1,224,626) and $6,070,885, respectively)	$1,417,324,100	$918,610,005

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide moderate capital appreciation and high current income.

2. SIGNIFICANT ACCOUNTING POLICES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company, the Fund's Adviser (or an affiliate of the Fund's Adviser). The Prime Value Obligations Fund is an open-end management company, registered under the Act. The investment objective of the Prime Value Obligations Fund is to provide a high level of current income consistent with stability of principal and liquidity. Income distributions earned by the fund are recorded as dividend income in the accompanying financial statements.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2004, the Fund had a realized loss of $691,314 on written options.

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2003	--	--

Options written	2,200	$ 636,716

Options bought to close	(2,200)	$(636,716)

Outstanding at 4/30/2004	--	--

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statements purposes as unrealized until the settlement date.

At April 30, 2004, the Fund had outstanding foreign currency commitments as set forth below.

Settlement Date	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Sold:

5/3/2004	10,165,852 Australian Dollars	$7,377,664	$7,333,135	$44,529

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2004, the Fund had no securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	25,498,478	$328,853,940	35,652,843	$414,604,908
Shares issued to shareholders in payment of distributions declared	646,959	8,355,552	1,024,944	11,855,270
Shares redeemed	(6,977,439)	(89,888,830)	(15,291,237)	(179,760,093)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	19,167,998	$247,320,662	21,386,550	$246,700,085

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	5,718,266	$73,329,205	11,744,434	$136,722,600
Shares issued to shareholders in payment of distributions declared	214,937	2,764,581	397,172	4,560,150
Shares redeemed	(1,640,971)	(21,000,052)	(2,632,216)	(30,546,880)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	4,292,232	$55,093,734	9,509,390	$110,735,870

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	15,108,586	$193,564,983	11,486,919	$135,961,311
Shares issued to shareholders in payment of distributions declared	193,875	2,490,710	201,997	2,331,481
Shares redeemed	(1,058,554)	(13,553,772)	(1,495,523)	(17,279,623)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	14,243,907	$182,501,921	10,193,393	$121,013,169

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	37,704,137	$484,916,317	41,089,333	$478,449,124

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $1,355,699,844. The net unrealized appreciation of investments for federal tax purposes was $54,332,723. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $77,640,150 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,307,427.

At October 31, 2003, the Fund had a capital loss carryforward of $7,601,230, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA") the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended April 30, 2004 the fees paid to FEMCOPA and FIMCO were $3,096,366 and $1,246,492, respectively, after voluntary waiver, if applicable.

Certain of the Fund's assets are managed by FIMCO (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds, which are managed by the Fund's Sub-Adviser or an affiliate of the Sub-Adviser. The Sub-Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Prime Value Obligations Fund	$1,952,238
High-Yield Bond Portfolio	$1,509,001

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%

Class B Shares	0.75%

Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended April 30, 2004, Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended April 30, 2004, FSC retained $380,453 in sales charges from the sale of Class A Shares. FSC also retained $7,862 of contingent deferred sales charges relating to redemptions of Class A Shares and $28,391 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $24,370 after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to brokers that in turn pay a portion of the Fund's operating expenses. For the six months ended April 30, 2004, the Fund's expenses were reduced by $16,856 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004, were as follows:

Purchases	$468,849,214

Sales	$267,896,414

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Market Opportunity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

26600 (6/04)

Federated Investors
World-Class Investment Manager

Federated Technology Fund

Established 1999

(formerly, Federated Communications Technology Fund)

A Portfolio of Federated Equity Funds

5TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003		2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$4.96	$3.33		$4.76	$14.64	$12.42	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	(0.06)[2]		(0.08)[2]	(0.11)[2]	(0.21)[2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.02	1.69		(1.35)	(9.77)	2.46	2.43

TOTAL FROM INVESTMENT OPERATIONS	(0.03)	1.63		(1.43)	(9.88)	2.25	2.42

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--		--	--	(0.03)	--

Net Asset Value, End of Period	$4.93	$4.96		$3.33	$4.76	$14.64	$12.42

Total Return[3]	(0.60)%	48.95%		(30.04)%	(67.49)%	18.10%	24.20%

Ratios to Average Net Assets:

Expenses	2.01%[4,5]	2.01	% [5]	2.04%[5]	1.67%	1.30%	1.20%[4]

Net investment income (loss)	(1.74)%[4]	(1.66)%		(1.68)%	(1.29)%	(1.13)%	(0.85)%[4]

Expense waiver/reimbursement[6]	0.12%[4]	0.35%		0.12%	0.02%	0.00%[7]	2.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$37,504	$43,274		$29,632	$58,423	$255,307	$13,893

Portfolio turnover	49%	96%		174%	224%	92%	36%

1 Reflects operations for the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.00%, 2.01% and 2.04% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$4.81	$3.25	$4.68	$14.53	$12.42	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.06)[2]	(0.09)[2]	(0.11)[2]	(0.16)[2]	(0.34)[2]	(0.02)[2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.01	1.65	(1.32)	(9.69)	2.48	2.44

TOTAL FROM INVESTMENT OPERATIONS	(0.05)	1.56	(1.43)	(9.85)	2.14	2.42

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.03)	--

Net Asset Value, End of Period	$4.76	$4.81	$3.25	$4.68	$14.53	$12.42

Total Return[3]	(1.04)%	48.00%	(30.56)%	(67.79)%	17.21%	24.20%

Ratios to Average Net Assets:

Expenses	2.76%[4,5]	2.76%[5]	2.79%[5]	2.42%	2.05%	1.95%[4]

Net investment income (loss)	(2.49)%[4]	(2.41)%	(2.43)%	(2.04)%	(1.88)%	(1.60)%[4]

Expense waiver/reimbursement[6]	0.12%[4]	0.35%	0.12%	0.02%	0.00%[7]	2.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$78,772	$84,252	$66,179	$126,320	$458,094	$34,771

Portfolio turnover	49%	96%	174%	224%	92%	36%

1 Reflects operations for the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.75%, 2.76%, and 2.79% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2002	1999 [1]
Net Asset Value, Beginning of Period	$4.81	$3.25	$4.68	$14.52	$12.42	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.06)[2]	(0.09)[2]	(0.11)[2]	(0.16)[2]	(0.34)[2]	(0.02)[2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.01	1.65	(1.32)	(9.68)	2.47	2.44

TOTAL FROM INVESTMENT OPERATIONS	(0.05)	1.56	(1.43)	(9.84)	2.13	2.42

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.03)	--

Net Asset Value, End of Period	$4.76	$4.81	$3.25	$4.68	$14.52	$12.42

Total Return[3]	(1.04)%	48.00%	(30.56)%	(67.77)%	17.13%	24.20%

Ratios to Average Net Assets:

Expenses	2.76%[4,5]	2.76%[5]	2.79%[5]	2.42%	2.05%	1.95%[4]

Net investment income (loss)	(2.49)%[4]	(2.41)%	(2.43)%	(2.04)%	(1.88)%	(1.60)%[4]

Expense waiver/reimbursement[6]	0.12%[4]	0.35%	0.12%	0.02%	0.00%[7]	2.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$14,141	$16,096	$13,055	$25,186	$99,315	$7,265

Portfolio turnover	49%	96%	174%	224%	92%	36%

1 Reflects operations for the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.

4 Computed on an annualized basis

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.75%, 2.76%, and 2.79% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--97.3%
		Consumer Discretionary--3.4%
89,900	[1]	Koninklijke (Royal) Philips Electronics NV, ADR	$2,410,219
25,000	[2]	eBay, Inc.	1,995,500

		TOTAL	4,405,719

		Healthcare--5.3%
14,400		Allergan, Inc.	1,267,920
29,300	[2]	Boston Scientific Corp.	1,206,867
14,300	[2]	Genentech, Inc.	1,756,040
15,500		Guidant Corp.	976,655
43,000	[2]	Medimmune, Inc.	1,042,320
14,600		Medtronic, Inc.	736,716

		TOTAL	6,986,518

		Information Technology--88.6%
174,000	[1]	ARM Holdings PLC, ADR	1,071,840
128,800	[2]	ASM Lithography Holding NV	2,002,840
47,200	[2]	Accenture Ltd.	1,121,944
48,900		Adobe System, Inc.	2,021,526
80,600	[2]	Advanced Micro Devices, Inc.	1,146,132
33,100	[2]	Affiliated Computer Services, Inc., Class A	1,605,350
82,200	[2]	Altera Corp.	1,644,822
58,100	[2]	Amdocs Ltd.	1,542,555
159,100	[2]	Applied Materials, Inc.	2,900,393
214,200	[2]	Applied Micro Circuits Corp.	944,622
48,800	[2]	Avaya, Inc.	667,584
126,000	[2]	Axcelis Technologies, Inc.	1,324,260
136,600	[2]	BMC Software, Inc.	2,363,180
86,500	[2]	BearingPoint, Inc.	866,730
174,500	[2]	Cadence Design Systems, Inc.	2,237,090
117,800	[1,2]	Celestica, Inc.	2,070,924
63,800	[1,2]	Check Point Software Technologies Ltd.	1,494,834
165,900	[2]	Cisco Systems, Inc.	3,462,333
50,300	[2]	Citrix Systems, Inc.	958,215
76,600	[2]	Cognos, Inc.	2,415,198
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
26,100		Computer Associates International, Inc.	$699,741
40,600	[2]	Computer Sciences Corp.	1,660,946
72,000	[2]	Comverse Technology, Inc.	1,177,920
193,500	[2]	Corning, Inc.	2,134,305
60,400	[2]	Cymer, Inc.	1,931,592
69,500	[2]	Dell, Inc.	2,412,345
109,300		EMC Corp. Mass	1,219,788
13,900	[2]	Electronic Arts, Inc.	703,618
59,600	[2]	Entegris, Inc.	604,940
57,700	[2]	Fairchild Semiconductor International, Inc., Class A	1,123,419
24,000		First Data Corp., Class	1,089,360
29,000		Harris Corp.	1,306,450
161,400		Hewlett-Packard Co.	3,179,580
22,600		IBM Corp.	1,992,642
65,500	[2]	Integrated Circuit System, Inc.	1,551,695
175,900		Intel Corp.	4,525,907
62,000		Intersil Holding Corp.	1,224,500
47,400	[2]	Intuit, Inc.	2,013,078
50,000	[2]	Jabil Circuit, Inc.	1,319,500
84,500	[1,2]	Juniper Networks, Inc.	1,848,860
76,670	[2]	KLA-Tencor Corp.	3,194,839
55,400	[2]	Lam Research Corp.	1,226,556
53,600		Linear Technology Corp.	1,909,768
39,900		Maxim Integrated Products, Inc.	1,835,001
112,080		Microsoft Corp.	2,910,717
122,700		Motorola, Inc.	2,239,275
160,100	[2]	Network Associates, Inc.	2,510,368
76,800		Nokia Oyj, Class A, ADR	1,075,968
357,500	[2]	Nortel Networks Corp.	1,337,050
169,100	[2]	Oracle Corp.	1,897,302
121,200	[2]	Peoplesoft, Inc.	2,045,856
126,000	[1,2]	Powerwave Technologies, Inc.	853,020
39,800	[2]	Qlogic Corp.	1,074,202
47,700		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	1,778,256
129,600	[1]	STMicroelectronics N.V.	2,821,392
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
43,700		Scientific-Atlanta, Inc.	$1,415,443
53,200	[2]	Seagate Technology Holdings	665,532
41,200	[2]	Storage Technology Corp.	1,082,324
81,440	[2]	Sungard Data Systems, Inc.	2,123,141
15,400	[2]	Symantec Corp.	693,770
49,500	[2]	Synopsys, Inc.	1,323,135
371,505	[2]	Taiwan Semiconductor Manufacturing Co., ADR	3,540,443
35,400	[2]	Tech Data Corp.	1,203,600
38,900	[1]	Telefonaktiebolaget LM Ericsson, Class B, ADR	1,037,463
183,000	[2]	Unisys Corp.	2,384,490
79,500	[2]	Veritas Software Corp.	2,120,265
33,600	[2]	Yahoo, Inc.	1,695,456

		TOTAL	115,577,190

		TOTAL COMMON STOCKS (IDENTIFIED COST $115,984,936)	126,969,427

		MUTUAL FUNDS--12.9%[3]
4,292,449		Prime Value Obligations Fund, IS Shares	4,292,449
12,494,169		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	12,494,169

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	16,786,618

		TOTAL INVESTMENTS--110.2% (IDENTIFIED COST $132,771,554)[4]	143,756,045

		OTHER ASSETS AND LIABILITIES -- NET--(10.2)%	(13,339,001)

		TOTAL NET ASSET--100%	$130,417,044

1 Certain or all shares are temporarily on loan to unaffiliated broker/dealers.

2 Non-income producing security.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $132,771,554.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $16,786,618 of investments in affiliated issuers (Note 5) and $12,155,709 securities loaned (identified cost $132,771,554)		$143,756,045
Cash		977
Income receivable		13,934
Receivable for investments sold		4,705,861
Receivable for shares sold		15,596
Prepaid expenses		24,832

TOTAL ASSETS		148,517,245

Liabilities:
Payable for investments purchased	$4,880,861
Payable for shares redeemed	436,840
Payable for collateral due to broker	12,494,169
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	196,350
Payable for Directors'/Trustees' fees	246
Payable for distribution services fees (Note 5)	70,904
Payable for shareholders services fees (Note 5)	20,831

TOTAL LIABILITIES		18,100,201

Net assets for 27,143,003 shares outstanding		$130,417,044

Net Assets Consist of:
Paid in capital		$891,594,853
Net unrealized appreciation of investments		10,984,491
Accumulated net realized loss on investments and foreign currency transactions		(770,495,474)
Accumulated net investment income (loss)		(1,666,826)

TOTAL NET ASSETS		$130,417,044

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($37,503,967 ÷ 7,614,924 shares outstanding)		$4.93

Offering price per share (100/94.50 of $4.93)[1]		$5.22

Redemption proceeds per share		$4.93

Class B Shares:
Net asset value per share ($78,772,099 ÷ 16,555,162 shares outstanding)		$4.76

Offering price per share		$4.76

Redemption proceeds per share (94.50/100 of $4.76)[1]		$4.50

Class C Shares:
Net asset value per share ($14,140,978 ÷ 2,972,917 shares outstanding)		$4.76

Offering price per share (100/99.00 of $4.76)[1]		$4.81

Redemption proceeds per share (99.00/100 of $4.76)[1]		$4.71

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Dividends (including $31,228 received from affiliated issuer (Note 5) and net of taxes withheld of $10,656)			$183,803
Interest (income on securities loaned)			11,339

TOTAL INCOME			195,142

Expenses:
Investment adviser fee (Note 5)		$550,921
Administrative personnel and services fee (Note 5)		114,372
Custodian fees		6,528
Transfer and dividend disbursing agent fees and expenses (Note 5)		594,957
Directors'/Trustees' fees		912
Auditing fees		7,167
Legal fees		3,266
Portfolio accounting fees (Note 5)		34,881
Distribution services fee--Class A Shares (Note 5)		53,892
Distribution services fee--Class B Shares (Note 5)		328,693
Distribution services fee--Class C Shares (Note 5)		60,551
Shareholder services fee--Class B Shares (Note 5)		109,565
Shareholder services fee--Class C Shares (Note 5)		20,184
Share registration costs		28,185
Printing and postage		39,205
Insurance premiums		762
Miscellaneous		2,011

TOTAL EXPENSES		1,956,052

Waivers, Reimbursement and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(66,761)
Waiver of administrative personnel and services fee (Note 5)	(21,642)
Waiver of transfer and dividend disbursing agent fees and expenses (Note 5)	(70)
Fees paid indirectly from directed brokerage arrangements	(5,611)

TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(94,084)

Net expenses			1,861,968

Net investment income (loss)			(1,666,826)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			22,198,900
Net change in unrealized appreciation of investments			(21,134,835)

Net realized and unrealized gain on investments			1,064,065

Change in net assets resulting from operations			$(602,761)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,666,826)	$(2,590,292)
Net realized gain on investments and foreign currency transactions	22,198,900	2,193,765
Net change in unrealized appreciation/depreciation of investments	(21,134,835)	48,328,266

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(602,761)	47,931,739

Share Transactions:
Proceeds from sale of shares	11,892,641	29,213,488
Cost of shares redeemed	(24,495,415)	(42,389,565)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,602,774)	(13,176,077)

Change in net assets	(13,205,535)	34,755,662

Net Assets:
Beginning of period	143,622,579	108,866,917

End of period	$130,417,044	$143,622,579

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Technology Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to achieve capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily availiable or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$12,155,709	$12,494,169

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	986,615	$5,257,226	5,286,416	$20,201,368
Shares redeemed	(2,099,202)	(10,997,428)	(5,468,240)	(20,869,328)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,112,587)	$(5,740,202)	(181,824)	$(667,960)

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,118,334	$5,600,189	1,596,410	$6,142,208
Shares redeemed	(2,085,371)	(10,585,621)	(4,439,299)	(16,347,752)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(967,037)	$(4,985,432)	(2,842,889)	$(10,205,544)

	Six Months Ended 4/30/2004		Year Ended 10/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	201,433	$1,035,226	782,085	$2,869,912
Shares redeemed	(577,254)	(2,912,366)	(1,452,212)	(5,172,485)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(375,821)	$(1,877,140)	(670,127)	$(2,302,573)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,455,445)	$(12,602,774)	(3,694,840)	$(13,176,077)

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $132,771,554. The net unrealized appreciation of investments for federal tax purposes was $10,984,491. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,798,499 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,814,008.

At October 31, 2003, the Fund had a capital loss carryforward of $786,543,532, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$288,576,720

2009	$436,150,066

2010	$ 59,356,831

2011	$ 2,459,915

As a result of the tax-free transfer of assets from Federated Large Cap Technology Fund to the Fund, certain capital loss carryforwards listed previously may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA"), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended April 30, 2004, the fees paid to FEMCOPA and FIMCO were $340,623 and $143,537, respectively, after voluntary waiver, if applicable.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of the sub-adviser agreement between the Adviser and Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $31,228 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended April 30, 2004, FSC retained $3,097 in sales charges from the sale of Class A Shares. FSC also retained $1,755 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2004 Class A Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $11,702, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2004, the Fund's expenses were reduced by $5,611 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004, were as follows:

Purchases	$68,815,290

Sales	$80,792,562

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Technology Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314172818
Cusip 314172792
Cusip 314172784

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

25474 (6/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year(the registrant's second half year in the case of an annual report)  that  have  materially  affected,  or  are  reasonably  likely  to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Funds

By          /S/Richard J. Thomas, Principal Financial Officer
Date        June 21, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        June 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        June 21, 2004